UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:
BlackRock Funds
BlackRock Emerging Markets ex-China Fund BlackRock Global Impact Fund
BlackRock International Impact Fund
BlackRock Sustainable Advantage Emerging Markets Equity Fund
BlackRock Sustainable Advantage International Equity Fund
BlackRock Tactical Opportunities Portfolio
BlackRock U.S. Impact Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2023

Date of reporting period: 04/30/2023

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
APRIL 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Funds
SM
BlackRock Emerging Markets ex-China Fund
BlackRock Global Impact Fund
BlackRock International Impact Fund
BlackRock Sustainable Advantage Emerging Markets Equity Fund
BlackRock Sustainable Advantage International Equity Fund
BlackRock Tactical Opportunities Fund
BlackRock U.S. Impact Fund

Dear Shareholder,
Investors faced an uncertain economic landscape during the 12-month reporting period ended April 30, 2023, amid mixed indicators and rapidly changing market conditions. The U.S. economy returned to modest growth beginning in the third quarter of 2022, although the pace of growth slowed thereafter. Inflation was elevated, reaching a 40-year high as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated as the period continued, while continued strength in consumer spending backstopped the economy.
Equity returns varied substantially, as large-capitalization U.S. stocks gained for the period amid a rebound in big tech stocks, whereas small-capitalization U.S. stocks declined. International equities from developed markets advanced strongly, while emerging market stocks declined, pressured by higher interest rates and volatile commodities prices.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bonds posted a positive return as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. In addition, the Fed added liquidity to markets amid the failure of prominent regional banks.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth was modest in the last year, we believe that stickiness in services inflation and continued wage growth will keep inflation above central bank targets for some time. Although the
Fed has decelerated the pace of interest rate hikes and indicated a pause could be its next step, we believe that the Fed still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the rapid increase in interest rates to disrupt markets with little warning.
While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S. dollar could provide a supportive backdrop. We also see selective, long-term opportunities in credit, where we believe that valuations are appealing, and higher yields offer attractive income. However, we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most significant opportunities in short-
term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of April 30, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
8.63% 2.66%
U.S. small cap equities
(Russell 2000
®
Index)
(3.45) (3.65)
International equities (MSCI
Europe, Australasia, Far
East Index)
24.19 8.42
Emerging market equities
(MSCI Emerging Markets
Index)
16.36 (6.51)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.09 2.83
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
7.14 (1.68)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
6.91 (0.43)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.65 2.87
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
6.21 1.21
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of April 30, 2023
2023
BlackRock Annual Report to Shareholders

BlackRock Emerging Markets ex-China Fund
Investment Objective
BlackRock Emerging Markets ex-China Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation by investing in securities of issuers in countries having developing capital markets (other than China).
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(03/29/23)
(a)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,035.00 $ 0.77 $ 1,000.00 $ 1,020.53 $ 4.31 0.86%
Investor A ................................ 1,000.00 1,034.00 0.99 1,000.00 1,019.29 5.56 1.11
Class K .................................. 1,000.00 1,035.00 0.72 1,000.00 1,020.78 4.06 0.81
(a)
Commencement of operations .
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 32/365 for actual expenses and 181/365 for hypothetical expenses ( to reflect the one-half year period shown ).
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
Taiwan ........................................... 17.9%
South Korea ....................................... 16.1
India ............................................ 13.4
Brazil ............................................ 10.2
Mexico ........................................... 5.2
Indonesia ......................................... 5.1
Poland ........................................... 2.9
Saudi Arabia ....................................... 2.4
United States ...................................... 2.3
South Africa ....................................... 2.2
Thailand .......................................... 2.1
Hungary .......................................... 2.1
Australia .......................................... 1.4
United Arab Emirates ................................. 1.4
Malaysia ......................................... 1.3
Switzerland ........................................ 1.1
Greece .......................................... 1.0
Kazakhstan ....................................... 1.0
Other
(a)
........................................... 3.3
Short-Term Securities ................................. 6.6
Other Assets Less Liabilities ............................ 1.0
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to
Schedule of Investments for such countries.

Fund Summary
as of April 30, 2023

Fund Summary
BlackRock Global Impact Fund
Investment Objective
BlackRock Global Impact Fund’s (the “Fund”) investment objective is to seek total return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended April 30, 2023, all of the Fund’s share classes underperformed its benchmark, the MSCI All Country World Index.
What factors influenced performance?
The investment adviser seeks to invest in companies with strong long-term fundamentals whose core businesses address unmet needs. The Fund typically holds small-
to-mid cap stocks with long-term growth potential, which detracted from performance in the annual reporting period. Rising inflation expectations fueled a preference for value-oriented, large-cap stocks relative to smaller, higher-growth companies. This trend was especially pronounced in the first half of the period, leading to sizable underperformance for even fundamentally sound small-cap growth stocks.
The Fund was also hurt by steep price declines in certain companies that reported negative earnings surprises. This was particularly notable among those most susceptible to inflationary pressure and supply/demand disruptions, as well as those that provided lower or ambiguous guidance.
An underweight in the consumer discretionary sector, together with stock selection in the group, contributed to performance. At the individual stock level, an overweight position in the medical device manufacturer Boston Scientific Corp. was the top contributor to relative returns, followed by out-of-benchmark holdings in the U.S.-based global consulting and technology services company ICF International, Inc. and the U.S.-based healthcare services provider 1Life Healthcare, Inc.
The Fund doesn’t use derivatives as part of its investment strategy. However, it does use foreign currency forward contracts to manage the risk of currency movements.
These holdings had a minimal impact on performance.
Describe recent portfolio activity.
The investment adviser increased the Fund’s weightings in more resilient companies that are less susceptible to inflation, as well as those that may benefit from price pressures. Specifically, it added positions in pharmaceutical, consumer staples, and education companies, as well as those that stand to benefit from rising government spending. Many of these stocks exhibited resilience in the risk-off environment, providing ballast to the portfolio in the latter half of the reporting period. At the same time, the investment adviser reduced the Fund’s weightings in growth stocks. It also took a more conservative approach to modelling company performance.
Describe portfolio positioning at period end.
The investment adviser remained committed to investing in good businesses whose products and services address important world problems. The investment adviser believes governments and corporations will continue to find creative ways to address income disparity and climate change even in the face of ongoing inflationary pressures and recessionary concerns. The investment adviser continues to build a defensive, yet well diversified portfolio across a variety of impact themes:
First, accessible and affordable food has become crucial for a larger segment of the global population due to the erosion of consumer savings from inflation. The Fund therefore held positions in market-leading food retailers with innovative supply chain management and the ability to mitigate price pressures. The global food system faces the challenge of significantly increasing production by 2050, underscoring the importance of access and affordability as a long-term investment area. Second, the investment adviser increased the portfolio’s allocation to education companies, with an emphasis on providers of high-quality solutions in adult learning, workforce training, low-income education and language learning. Third, the investment adviser continued to focus on public health companies, with a focus on those offering tools and resources that drive advancement. Labor shortages in healthcare remain; with patients returning to the healthcare setting, the Fund has invested in companies that manufacture essential medical devices used in surgical procedures.
The world's ongoing move towards a Net Zero economy remains a positive tailwind for green energy and related industries. Here, the investment adviser focused on market leaders in renewable energy and energy efficiency with innovative technology and strong growth prospects. The electrification and digitization industries also appear poised for growth, and the Fund held stocks the investment adviser believes can benefit from increasing adoption of electric vehicles.
More broadly speaking, the investment adviser continued to seek durable, sustainable business models that have demonstrated the ability to withstand economic down cycles. The investment adviser strives to establish deep relationships with portfolio companies to learn more about their strategic directions and engage with these partners to help advance their impact outcomes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of April 30, 2023 (continued)
2023
BlackRock Annual Report to Shareholders

BlackRock Global Impact Fund
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on May 27, 2020.
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund invests in equity securities of issuers located throughout the world, including non-dollar denominated securities and securities of emerging market issuers. Equity securities include, but are not limited to, common stock, preferred stock, convertible securities, depositary receipts and other financial instruments that have similar economic characteristics to such equity securities.
The Fund may invest in issuers of any market capitalization, including small to mid-capitalization companies.
(c)
An index that captures large- and mid-cap representation across certain developed and emerging markets.
Average Annual Total Returns
(a)
1 Year Since Inception
(b)
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................................................................... (7.97)% N/A 3.12% N/A
Investor A ........................................................................... (8.32) (13.13)% 2.85 0.97%
Class K ............................................................................ (7.90) N/A 3.21 N/A
MSCI All Country World Index ............................................................ 2.06 N/A 10.94 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund commenced operations on May 27, 2020.

Fund Summary
as of April 30, 2023 (continued)

Fund Summary
BlackRock Global Impact Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,035.90 $ 4.29 $ 1,000.00 $ 1,020.58 $ 4.26 0.85%
Investor A ................................ 1,000.00 1,034.60 5.55 1,000.00 1,019.34 5.51 1.10
Class K .................................. 1,000.00 1,036.10 3.79 1,000.00 1,021.08 3.76 0.75
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
United States ...................................... 53.7%
Indonesia ......................................... 6.7
United Kingdom ..................................... 6.5
Denmark ......................................... 5.7
Spain ............................................ 3.9
Switzerland ........................................ 3.3
Brazil ............................................ 3.1
Canada .......................................... 3.0
Japan ........................................... 2.9
Germany ......................................... 2.3
South Korea ....................................... 1.7
Australia .......................................... 1.5
China ............................................ 1.4
India ............................................ 1.2
Short-Term Securities ................................. 5.1
Liabilities in Excess of Other Assets ....................... (2.0)

Fund Summary
as of April 30, 2023
2023
BlackRock Annual Report to Shareholders

BlackRock International Impact Fund
Investment Objective
BlackRock International Impact Fund’s (the “Fund”) investment objective is to seek total return.
On May 23, 2023, the Board approved a proposal to close the Fund to purchases and thereafter to liquidate the Fund. Accordingly, effective on August 24, 2023, the Fund will no longer accept purchase orders. On or about August 31, 2023 (the “Liquidation Date”), the Fund’s assets will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the NAV per share and the Fund will then be terminated.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended April 30, 2023, all of the Fund’s share classes underperformed its benchmark, the MSCI All Country World Index ex-U.S.
What factors influenced performance?
The investment adviser seeks to invest in companies with strong long-term fundamentals whose core businesses address unmet needs. The Fund typically holds small-to-
mid cap stocks with long-term growth potential, which detracted from performance in the reporting period. Rising inflation expectations fueled a preference for value-oriented, large-cap stocks relative to smaller, higher-growth companies. This trend was especially pronounced in the first half of the period, leading to sizable underperformance for even fundamentally sound small-cap growth stocks.
The Fund was also hurt by steep price declines in certain companies that reported negative earnings surprises. This was particularly notable among those most susceptible to inflationary pressure and supply/demand disruptions, as well as those that provided lower or ambiguous guidance.
On the positive side, stock selection in information technology was the top contributor to relative returns. Among individual holdings, an overweight position in the energy management solutions company Schneider Electric SE had the largest positive effect. This was followed by out-of-benchmark positions in the Swiss smart electricity and gas metering solutions provider Landis+Gyr AG and the U.K.-based financial technology company Wise PLC.
The Fund doesn’t use derivatives as part of its investment strategy. However, it does use foreign currency forward contracts to manage the risk of currency movements.
These holdings had a minimal impact on performance.
The cash position did not have a material effect on performance.
Describe recent portfolio activity.
The investment adviser increased the Fund’s weightings in more resilient companies that are less susceptible to inflation, as well as those that may benefit from price pressures. Specifically, it added positions in pharmaceutical, consumer staples, and education companies, as well as those that stand to benefit from rising government spending. Many of these stocks exhibited resilience in the risk-off environment, providing ballast to the portfolio in the latter half of the reporting period. At the same time, the investment adviser reduced the Fund’s weightings in growth stocks. It also took a more conservative approach to modelling company performance.
Describe portfolio positioning at period end.
The investment adviser remained committed to investing in good businesses whose products and services address important world problems. The investment adviser believes governments and corporations will continue to find creative ways to address income disparity and climate change even in the face of ongoing inflationary pressures and recessionary concerns. The investment adviser continues to build a defensive, yet well diversified portfolio across a variety of impact themes:
First, accessible and affordable food has become crucial for a larger segment of the global population due to the erosion of consumer savings from inflation. The Fund therefore held positions in market-leading food retailers with innovative supply chain management and the ability to mitigate price pressures. The global food system faces the challenge of significantly increasing production by 2050, underscoring the importance of access and affordability as a long-term investment area. Second, the investment adviser increased the portfolio’s allocation to education companies, with an emphasis on providers of high-quality solutions in adult learning, workforce training, low-income education and language learning. Third, the investment adviser continued to focus on public health companies, with a focus on those offering tools and resources that drive advancement. Labor shortages in healthcare remain; with patients returning to the healthcare setting, the Fund has invested in companies that manufacture essential medical devices used in surgical procedures.
The world's ongoing move towards a Net Zero economy remains a positive tailwind for green energy and related industries. Here, the investment adviser focused on market leaders in renewable energy and energy efficiency with innovative technology and strong growth prospects. The electrification and digitization industries also appear poised for growth, and the Fund held stocks the investment adviser believes can benefit from increasing adoption of electric vehicles.
More broadly speaking, the investment adviser continued to seek durable, sustainable business models that have demonstrated the ability to withstand economic down cycles. The investment adviser strives to establish deep relationships with portfolio companies to learn more about their strategic directions and engage with these partners to help advance their impact outcomes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of April 30, 2023 (continued)

Fund Summary
BlackRock International Impact Fund
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on June 30, 2020.
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of foreign issuers and other financial instruments that have similar economic characteristics to such securities. Equity securities include, but are not limited to, common stock, preferred stock, convertible securities and depositary receipts. The Fund may invest in emerging market issuers, and may invest in issuers of any market capitalization, including small- to mid-capitalization companies.
(c)
An index that captures large- and mid-cap representation across certain developed markets countries (excluding the U.S.) and certain emerging markets countries.
Average Annual Total Returns
(a)
1 Year Since Inception
(b)
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................................................................... (10.73)% N/A (2.27)% N/A
Investor A ........................................................................... (11.06) (15.73)% (2.52) (4.36)%
Class K ............................................................................ (10.67) N/A (2.19) N/A
MSCI All Country World Index ex-U.S. ...................................................... 3.05 N/A 7.40 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including sales charges and fees.
(b)
The Fund commenced operations on June 30, 2020.

Fund Summary
as of April 30, 2023 (continued)
2023
BlackRock Annual Report to Shareholders

BlackRock International Impact Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,063.70 $ 4.35 $ 1,000.00 $ 1,020.58 $ 4.26 0.85%
Investor A ................................ 1,000.00 1,060.70 5.62 1,000.00 1,019.34 5.51 1.10
Class K .................................. 1,000.00 1,062.90 3.84 1,000.00 1,021.08 3.76 0.75
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
United States ...................................... 15.7%
United Kingdom ..................................... 12.6
Denmark ......................................... 10.8
Indonesia ......................................... 10.1
Japan ........................................... 6.3
Brazil ............................................ 5.8
Spain ............................................ 5.6
Switzerland ........................................ 5.4
Germany ......................................... 5.3
Canada .......................................... 4.4
Australia .......................................... 3.4
India ............................................ 2.8
China ............................................ 2.7
South Korea ....................................... 2.7
Other
(a)
........................................... 0.6
Short-Term Securities ................................. 5.5
Other Assets Less Liabilities ............................ 0.3
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to Schedule of Investments for such countries.

Fund Summary
as of April 30, 2023

Fund Summary
BlackRock Sustainable Advantage Emerging Markets Equity Fund
Investment Objective
BlackRock Sustainable Advantage Emerging Markets Equity Fund’s (the “Fund”) investment objective is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended April 30, 2023, the Fund’s Institutional Shares Class performed in line and Class K Shares outperformed its benchmark, the MSCI Emerging
Markets Index, while Investor A Shares underperformed.
What factors influenced performance?
Emerging market ("EM") equities fell during the period, as investor skepticism about risk assets deepened. Initially, inflationary pressures benefited commodities markets, but as fears of a U.S. recession intensified, equities in commodity-driven markets came under pressure. Interest rate increases in the United States, coupled with more hawkish commentary from the Fed, continued to lead the retreat in the EM benchmark. There was a notable recovery toward the end of 2022 and the beginning of 2023, however, as sentiment in China improved due to a potential COVID reopening, while hopes for a soft landing in the United States seemed to have evaporated as inflation in services prices and wages proved to be stickier than initially expected, prompting the Fed to reiterate a hawkish stance. Late in the reporting period, EM equities took a pause from their broad-based rally in the first quarter of 2023 as investors shifted their attention to U.S.-China tensions, while a strong U.S. jobs report and reduced growth in the Consumer Price Index contributed to a preference for developed markets over EM. Asia drove losses as concerns about the property sector and ongoing COVID-19 lockdowns weighed on China, and Korea and Taiwan also struggled amid global recessionary fears and continued tech weakness. Commodity outperformance provided a tailwind for Latin America and for parts of Europe, the Middle East, and Africa, but parts of Eastern Europe continued to struggle as the Russian invasion of Ukraine continued
and high inflation rates persisted. The real estate, utilities, materials, and information technology ("IT") sectors led detractors within the benchmark, while consumer staples and energy fared better.
Traditional fundamental measures drove the Fund's outperformance, as they benefited from the prevailing market style preference. Value-related insights measuring cash flow, asset usage, and other financial statement metrics performed the best. Elsewhere, defensive quality measures performed well amid broader market stability concerns stemming from developed market banking turmoil. Insights designed to evaluate company financing ability did best amid a broader market focus on the financial health of businesses. Other nontraditional quality measures, such as ESG-related insights, also benefited performance. Measures evaluating green patents helped motivate successful positioning across utilities stocks.
Sentiment measures also contributed to positive performance, as they were able to correctly capture EM themes. Insights designed to track analyst, broker, and informed investor views contributed to performance and positioned the portfolio around the China reopening theme. This was most observable from the Fund's positioning in offshore
Chinese equities. Other consumer intent-related sentiment measures evaluating mobile app usage and downloads also helped to correctly position the portfolio.
Performance from macro-thematic insights was mixed. Select insights designed to evaluate effects of monetary policy performed well amid the market's focus on interest rates.
Conversely, despite strong contributions from stock selection insights, broader macro positioning detracted from performance. Underweight allocations across India, fueled by an overweight position in China, were detractors as India continued to outperform despite investor outflows and surprisingly high valuations compared to historical norms.
Also, macro-thematic insights evaluating money supply, inventory cycles, and activity in the private space all proved wrong-footed. This was most evident in the Fund's positioning among materials and consumer discretionary stocks, which detracted from performance in the market environment.
Describe recent portfolio activity.
Over the course of the reporting period, the portfolio maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection model. The Fund built upon its alternative data capabilities with enhanced data sets that capture informed-investor positioning as well as news flow.
Additionally, the Fund added to its complex of consumer intent insights with a measure that looks toward social media activity as a measure of potential revenue growth.
Describe portfolio positioning at period end.
Relative to the benchmark, the Fund ended the reporting period with largely neutral positioning from a sector and country positioning perspective. The Fund had slight overweight positions in the consumer discretionary and utilities sectors, and maintained slight underweights in materials and real estate stocks. From a geographical perspective, the Fund had a slight overweight to Brazil and maintained a slight underweight to Korea.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of April 30, 2023 (continued)
2023
BlackRock Annual Report to Shareholders

BlackRock Sustainable Advantage Emerging Markets Equity Fund
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on August 18, 2020.
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities.
(c)
An index that captures large- and mid-cap representation across emerging markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.
Average Annual Total Returns
(a)
1 Year Since Inception
(b)
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................................................................... (6.47)% N/A (2.80)% N/A
Investor A ........................................................................... (6.72) (11.62)% (3.05) (4.96)%
Class K ............................................................................ (6.41) N/A (2.76) N/A
MSCI Emerging Markets Index ............................................................ (6.51) N/A (2.26) N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund commenced operations on August 18, 2020.

Fund Summary
as of April 30, 2023 (continued)

Fund Summary
BlackRock Sustainable Advantage Emerging Markets Equity Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,171.80 $ 4.6 3 $ 1,000.00 $ 1,020. 53 $ 4.3 1 0.86%
Investor A ................................ 1,000.00 1,170.10 5.97 1,000.00 1,019.29 5.56 1.11
Class K .................................. 1,000.00 1,172.20 4.36 1,000.00 1,020.78 4.06 0.81
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown ).
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
China ............................................ 32.3%
Taiwan ........................................... 14.5
India ............................................ 11.9
South Korea ....................................... 9.2
Brazil ............................................ 7.5
Saudi Arabia ....................................... 4.0
Indonesia ......................................... 3.5
Thailand .......................................... 3.3
South Africa ....................................... 2.7
Malaysia ......................................... 2.1
Greece .......................................... 1.4
Mexico ........................................... 1.0
Other
(a)
........................................... 3.1
Short-Term Securities ................................. 3.3
Other Assets Less Liabilities ............................ 0.2
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to
Schedule of Investments for such countries.

Fund Summary
as of April 30, 2023
2023
BlackRock Annual Report to Shareholders

BlackRock Sustainable Advantage International Equity Fund
Investment Objective
BlackRock Sustainable Advantage International Equity Fund’s (the “Fund”) investment objective is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended April 30, 2023, all of the Fund’s share classes outperformed its benchmark, the MSCI EAFE Index.
What factors influenced performance?
The period was highlighted by market volatility as investors weighed the trajectory of monetary policy amid stubbornly high inflation and an evolving economic backdrop.
While inflation in goods prices moderated, inflation in services prices remained well above expectations, leading to continued aggressive policy tightening. This resulted in a persistently inverted yield curve, which is often a precursor to a recession. Despite this backdrop, though, equity markets were roughly flat during the reporting period, masking the intra-period volatility. Global equities performed strongly in early 2023 despite cracks threatening the stability of the financial system, with the banking sector coming under pressure beginning in March 2023 and accelerating into April 2023 as the U.S. banking system experienced the second-largest bank failure in history. Yet despite the turmoil taking a toll on consumer confidence, as spending data showed signs of weakness, investors' focus shifted to measures to support banks and depositors.
This appears to have prevented a widespread crisis, and although measures of economic activity slowed, online job postings continued to point to labor market strength and sticky inflation. This was corroborated by the latest Employment Cost Index report, and taken together, these varying data points identified the challenges markets faced between keeping monetary policy tight versus pivoting to support growth.
Sentiment measures were key contributors to performance and helped to correctly capture emergent market themes. Measures designed to evaluate informed investor sentiment, as well as insights that evaluate manager sentiment from conference call text, both contributed to performance, as they helped to position the portfolio around the China reopening theme and motivated a successful overweight to European luxury goods stocks. Other insights tracking job-posting data also benefited performance, highlighted through an underweight to financials stocks.
Elsewhere, both traditional fundamental and ESG-related insights contributed to performance. Traditional valuation metrics, such as measures tracking company earnings yield, company spending and investment, and other financial statement metrics benefited from the market's style preference. Similarly, within ESG metrics, a measure that takes a social view of tax collection and penalizes companies that pay lower levels of taxes versus peers was a top contributor to performance. This measure motivated an overweight allocation to beverage stocks, which outperformed over the reporting period as investors rewarded companies with less sensitivity to high inflation rates.
Additionally, risk mitigation insights, which look to predict potential controversies, helped correctly position the portfolio within financial stocks across Japan and Europe.
Macro-thematic insights also helped to correctly position the portfolio. Insights designed to identify themes such as rising interest rates and stagflation were notably strong performers as they correctly positioned the portfolio to capture the evolving rates regime. This was most evident from a successful overweight allocation to telecommunication services stocks that proved to be additive to performance.
Conversely, despite positive performance from fundamental and ESG-related measures in the aggregate, select measures detracted from overall performance. Fundamental quality insights with a growth flavor struggled amid the market's style preference, specifically insights favoring founder-led companies. Similarly, ESG-related measures evaluating company culture, shareholder voting, and green patent issuance all ran counter to the market's focus on interest rates and inflation. Lastly, while sentiment insights contributed to performance on an overall basis, measures designed to capture retail investor sentiment proved overly defensive, motivating unsuccessful position in the consumer discretionary sector.
Describe recent portfolio activity.
Over the course of the reporting period, the portfolio maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection group of insights. Given the dynamic investing environment, the Fund built upon its alternative data capabilities and instituted enhanced signal constructs to best identify emerging trends such as sentiment around supply chain disruptions and wage inflation.
Describe portfolio positioning at period end.
Relative to the benchmark, the Fund ended the reporting period with largely neutral positioning from a sector and country-positioning perspective. The Fund had slight overweight positions in the information technology and communication services sectors, and maintained slight underweights in utilities and energy stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of April 30, 2023 (continued)

Fund Summary
BlackRock Sustainable Advantage International Equity Fund
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on August 18, 2020.
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index and derivatives that are tied economically to securities of the MSCI EAFE Index.
(c)
An equity index which captures large- and mid-cap representation across certain developed markets countries around the world, excluding the United States and Canada. The index covers approximately 85% of the free float adjusted market capitalization in each country.
Average Annual Total Returns
(a)
1 Year Since Inception
(b)
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................................................................... 11.43% N/A 7.99% N/A
Investor A ........................................................................... 11.12 5.29% 7.73 5.60%
Class K ............................................................................ 11.42 N/A 8.05 N/A
MSCI EAFE Index ..................................................................... 8.42 N/A 7.05 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund commenced operations on August 18, 2020.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,249.60 $ 2.79 $ 1,000.00 $ 1,022.32 $ 2.51 0.50%
Investor A ................................ 1,000.00 1,247.60 4.18 1,000.00 1,021.08 3.76 0.75
Class K .................................. 1,000.00 1,250.00 2.51 1,000.00 1,022.56 2.26 0.45
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

Fund Summary
as of April 30, 2023 (continued)
2023
BlackRock Annual Report to Shareholders

BlackRock Sustainable Advantage International Equity Fund
Portfolio Information
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
Japan ........................................... 19.6%
United Kingdom ..................................... 11.3
France ........................................... 9.9
United States ...................................... 9.5
Germany ......................................... 9.3
Australia .......................................... 7.7
Netherlands ....................................... 5.7
Switzerland ........................................ 4.9
Denmark ......................................... 3.2
Sweden .......................................... 2.9
Spain ............................................ 2.1
Hong Kong ........................................ 2.0
Finland .......................................... 1.4
Italy ............................................. 1.3
Belgium .......................................... 1.2
Singapore ......................................... 1.1
Norway .......................................... 1.1
Other
(a)
........................................... 3.2
Short-Term Securities ................................. 2.6
Other Assets Less Liabilities ............................ —
(b)
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to
Schedule of Investments for such countries.
(b)
Represents less than 0.1% of the Fund's net assets.

Fund Summary
as of April 30, 2023

Fund Summary
BlackRock Tactical Opportunities Fund
Investment Objective
BlackRock Tactical Opportunities Fund’s (the “Fund”) investment objective is to seek total return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended April 30, 2023, all of the Fund’s share classes outperformed its reference benchmark (75% Bloomberg U.S. 1-3 Year Treasury Bond
Index/25% MSCI All Country World Index (“ACWI”)) and its cash benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index.
What factors influenced performance?
The Fund’s relative value bond positioning was the largest contributor to performance. In the latter half of 2022 through the first months of 2023, the Fund was long U.S.
Treasuries and short German bonds, which helped results given expectations for larger relative interest rate increases by the European Central Bank (“ECB”). A long in China versus Poland and Mexico also contributed to performance, given that China’s monetary policy remained dovish compared to its emerging market peers. Directional short positions in German and U.S. government issues were also additive, as the ECB and U.S. Fed continued to raise interest rates to combat inflationary pressures.
Sector positioning in U.S. equities was the largest detractor from performance. Specifically, a long in utilities versus shorts in industrials and telecommunication services detracted from performance in the final four months of the reporting period. Relative value equity positioning across countries also detracted from performance, driven by longs in the United States and Asia ex-Japan versus a short in Europe from the fourth quarter of 2022 onward. European equities continued to outperform their developed-
market peers due to strong industrial production, healthy consumer activity and an abatement of the energy crisis.
The Fund used derivatives as an efficient means to take active views on interest rates, equity indexes and currencies. The derivatives used included equity index and sovereign bond futures, total return swaps, interest rate swaps and currency forward contracts. These holdings made up a significant portion of the portfolio. The use of derivatives instead of physical instruments had a minimal impact on results.
The Fund held an allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position was a positive contributor to Fund performance given the increase in yields over the reporting period.
Describe recent portfolio activity.
The Fund maintained a net long position in equities for the majority of the reporting period in an effort to capitalize on continued strength in global growth in the reflationary post-COVID environment. Early in the reporting period, the Fund preferred European versus U.S. equities, as pricing and growth insights indicated more potential upside in Europe. Later in the reporting period, the Fund pivoted to long Asia Pacific and long U.S. equities against a short in Europe. Insights around pricing were the primary motivators for this shift, as U.S. equities had underperformed their European counterparts for several quarters and earnings remained strong. The Fund initiated the long in
Asia Pacific stocks in anticipation of tailwinds from China’s re-opening.
Within bonds, the Fund entered the reporting period directionally short in the United States and Germany on the view that persistent inflationary pressures would necessitate a significant tightening in monetary policy. Early in the period, the Fund initiated a directional short position in Japan on the view that the Bank of Japan would need to modify its yield curve control policy as the country’s inflation ticked up for the first time in several decades.
In terms of relative value views in bonds, the Fund began the reporting period with a preference for Germany versus the United States. It then shifted to the opposite view later in the period as the Fed appeared further along in its hiking cycle than the ECB. In the emerging markets, the Fund held a long in China versus the broader category given divergences in monetary policy and the belief that the country’s continued support for the COVID-battered economy would prove helpful for its bond market.
Describe portfolio positioning at period end.
The Fund had minimal directional exposure to stocks and bonds at the end of April 2023. The potential for rising risk, particularly with respect to the U.S. debt ceiling limit, caused the Fund to prefer to allocate risk to relative value positions where higher dispersion across policy and inflation created opportunities. The Fund was modestly short duration (interest rate sensitivity), primarily in Europe, given that high and sticky core inflation was expected to restrict the ECB’s ability to loosen policy. The Fund also found opportunities in relative value positions, where it was long in certain emerging markets with low inflation (China) or falling inflation (Brazil).
The Fund ended the reporting period with a relatively flat net equity exposure. The Fund was short in South Korea, Germany and Switzerland. It was long in the United States based on attractive pricing and continued strength in corporate earnings.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of April 30, 2023 (continued)
2023
BlackRock Annual Report to Shareholders

BlackRock Tactical Opportunities Fund
GROWTH OF $10,000 INVESTMENT
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund uses a macro asset allocation strategy, investing varying percentages of its portfolio in global stocks, bonds, money market instruments, foreign currencies and cash. The Fund’s total returns prior to January 29, 2016 were the returns of the Fund when it followed a different investment strategy by investing a significant portion of its assets in other investment companies and directly in securities under the name BlackRock Managed Volatility Portfolio.
(c)
An unmanaged index that measures returns of 3-month Treasury Bills. On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE BofA 3-Month U.S. Treasury Bill Index (the
"Index"). Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the Index.
(d)
An index that captures large- and mid-cap representation across certain developed and emerging markets.
(e)
A sub-index of the Bloomberg U.S. Treasury Index, which measures U.S. dollar denominated, fixed-rate, nominal debt issued by the U.S. Treasury and includes a maturity constraint of at least one year and up to, but not including, three years until final maturity.
(f)
A customized weighted index comprised of 75% Bloomberg U.S. 1-3 Year Treasury Bond Index and 25% MSCI All Country World Index.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .................................................. 6.22% N/A 3.08% N/A 3.59% N/A
Service .................................................... 5.93 N/A 2.78 N/A 3.30 N/A
Investor A ................................................... 5.86 0.30% 2.76 1.65% 3.28 2.72%
Investor C ................................................... 5.19 4.19 2.03 2.03 2.70 2.70
Class K .................................................... 6.36 N/A 3.21 N/A 3.56 N/A
Bloomberg U.S. 1-3 Year Treasury Bond Index ........................ 0.98 N/A 1.18 N/A 0.82 N/A
ICE BofA 3-Month U.S. Treasury Bill Index ........................... 2.83 N/A 1.45 N/A 0.90 N/A
75% Bloomberg U.S. 1-3 Year Treasury Bond Index/25% MSCI All Country World
Index .................................................. 1.57 N/A 2.92 N/A 2.75 N/A
MSCI All Country World Index .................................... 2.06 N/A 7.03 N/A 7.91 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund uses a macro asset allocation strategy, investing varying percentages of its portfolio in global stocks, bonds, money market instruments, foreign currencies and cash. The Fund’s total returns prior to January 29, 2016 we re the returns of the Fund when it followed a different investment strategy by investing a significant portion of its assets in other investment companies and directly in securities under the name BlackRock Managed Volatility Portfolio.

Fund Summary
as of April 30, 2023 (continued)

Fund Summary
BlackRock Tactical Opportunities Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,040.00 $ 4.35 $ 1,000.00 $ 1,020.53 $ 4.31 0.86%
Service .................................. 1,000.00 1,039.10 5.56 1,000.00 1,019.34 5.51 1.10
Investor A ................................ 1,000.00 1,038.40 5.86 1,000.00 1,019.04 5.81 1.16
Investor C ................................ 1,000.00 1,035.70 9.29 1,000.00 1,015.67 9.20 1.84
Class K .................................. 1,000.00 1,041.40 3.59 1,000.00 1,021.27 3.56 0.71
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
TEN LARGEST HOLDINGS
— %
Security
(a)
Percent of
Net Assets
—
Apple, Inc. ...................................... 3.7%
Microsoft Corp. ................................... 3.6
Amazon.com, Inc. ................................. 1.5
Procter & Gamble Co. (The) .......................... 1.3
NVIDIA Corp. .................................... 0.9
Home Depot, Inc. (The) ............................. 0.9
Alphabet, Inc., Class A .............................. 0.9
Alphabet, Inc., Class C .............................. 0.8
Berkshire Hathaway, Inc., Class B ...................... 0.8
Meta Platforms, Inc., Class A .......................... 0.8
—
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Common Stocks ................................... 69.5%
U.S. Treasury Obligations ............................. 15.5
Money Market Funds ................................ 6.9
Preferred Securities ................................. 0.2
Warrants ........................................ 0.0
(b)
Rights .......................................... 0.0
(b)
Asset-Backed Securities .............................. —
Other Interests .................................... —
Other Assets Less Liabilities ........................... 7.9
(a)
Excludes short-term investments.
(b)
Represents less than 0.1% of the Fund's net assets.

Fund Summary
as of April 30, 2023
2023
BlackRock Annual Report to Shareholders

BlackRock U.S. Impact Fund
Investment Objective
BlackRock U.S. Impact Fund’s (the “Fund”) investment objective is to seek total return.
On May 23, 2023, the Board approved a proposal to close the Fund to purchases and thereafter to liquidate the Fund. Accordingly, effective on August 24, 2023, the Fund will no longer accept purchase orders. On or about August 31, 2023 (the “Liquidation Date”), the Fund’s assets will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the NAV per share and the Fund will then be terminated.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended April 30, 2023, all of the Fund’s share classes underperformed its benchmark, the Russell Midcap
®
Index.
What factors influenced performance?
The investment adviser seeks to invest in companies with strong long-term fundamentals whose core businesses address unmet needs. The Fund typically holds small-to-
mid cap stocks with long-term growth potential, which detracted from performance in the reporting period. Rising inflation expectations fueled a preference for value-oriented, large-cap stocks relative to smaller, higher-growth companies. This trend was especially pronounced in the first half of the period, leading to sizable underperformance for even fundamentally sound small-cap growth stocks.
The Fund was also hurt by steep price declines in certain companies that reported negative earnings surprises. This was particularly notable among those most susceptible to inflationary pressure and supply/demand disruptions, as well as those that provided lower or ambiguous guidance.
At the sector level, stock selection within information technology and materials detracted the most from relative performance. Overweight positions in the packaging manufacturer Ball Corporation and the industrial technology company Trimble, Inc. were the largest detractors at the individual stock level, followed by an out-of-benchmark position in Zurn Elkay Water Solutions Corp.
The Fund doesn’t use derivatives as part of its investment strategy. However, it does use foreign currency forward contracts to manage the risk of currency movements.
These holdings had a minimal impact on performance.
Describe recent portfolio activity.
The investment adviser increased the Fund’s weightings in more resilient companies that are less susceptible to inflation, as well as those that may benefit from price pressures. Specifically, it added positions in pharmaceutical, consumer staples, and education companies, as well as those that stand to benefit from rising government spending. Many of these stocks exhibited resilience in the risk-off environment, providing ballast to the portfolio in the latter half of the reporting period. At the same time, the investment adviser reduced the Fund’s weightings in growth stocks. It also took a more conservative approach to modelling company performance.
Describe portfolio positioning at period end.
The investment adviser remained committed to investing in good businesses whose products and services address important world problems. The investment adviser believes governments and corporations will continue to find creative ways to address income disparity and climate change even in the face of ongoing inflationary pressures and recessionary concerns. The investment adviser continues to build a defensive, yet well diversified portfolio across a variety of impact themes:
First, accessible and affordable food has become crucial for a larger segment of the global population due to the erosion of consumer savings from inflation. The Fund therefore holds positions in market-leading food retailers with innovative supply chain management and the ability to mitigate price pressures. The global food system faces the challenge of significantly increasing production by 2050, underscoring the importance of access and affordability as a long-term investment area. Second, the investment adviser increased the portfolio’s allocation to education companies, with an emphasis on providers of high-quality solutions in adult learning, workforce training, low-income education and language learning. Third, the investment adviser continued to focus on public health companies, with a focus on those offering tools and resources that drive advancement. Labor shortages in healthcare remain; with patients returning to the healthcare setting, the Fund has invested in companies that manufacture essential medical devices used in surgical procedures.
The world's ongoing move towards a Net Zero economy remains a positive tailwind for green energy and related industries. Here, the investment adviser focuses on market leaders in renewable energy and energy efficiency with innovative technology and strong growth prospects. The electrification and digitization industries also appear poised for growth, and the Fund holds stocks the investment adviser believes can benefit from increasing adoption of electric vehicles.
More broadly speaking, the investment adviser continues to seek durable, sustainable business models that have demonstrated the ability to withstand economic down cycles. The investment adviser strives to establish deep relationships with portfolio companies to learn more about their strategic directions and engage with these partners to help advance their impact outcomes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of April 30, 2023 (continued)

Fund Summary
BlackRock U.S. Impact Fund
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on June 30, 2020.
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. securities. The Fund will invest primarily in equity securities and other financial instruments that have similar economic characteristics to such securities. Equity securities include, but are not limited to, common stock, preferred stock, convertible securities and depositary receipts. The Fund may invest in issuers of any market capitalization, including small- to mid-capitalization companies.
(c)
An index that includes approximately 800 of the smallest companies in the Russell 1000
®
Index, which represent approximately 27% of the total market capitalization of the Russell 1000
®
Index,
as of the most recent constitution.
Average Annual Total Returns
(a)
1 Year Since Inception
(b)
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................................................................... (5.19)% N/A 4.25% N/A
Investor A ........................................................................... (5.42) (10.38)% 3.98 2.02%
Class K ............................................................................ (5.01) N/A 4.38 N/A
Russell Midcap
®
Index ................................................................. (1.69) N/A 11.23 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund commenced operations on June 30, 2020.

Fund Summary
as of April 30, 2023 (continued)
2023
BlackRock Annual Report to Shareholders

BlackRock U.S. Impact Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,014.70 $ 4.25 $ 1,000.00 $ 1,020.58 $ 4.26 0.85%
Investor A ................................ 1,000.00 1,013.60 5.49 1,000.00 1,019.34 5.51 1.10
Class K .................................. 1,000.00 1,016.70 3.75 1,000.00 1,021.08 3.76 0.75
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Health Care ..................................... 38.5%
Industrials ....................................... 13.8
Consumer Discretionary ............................. 11.7
Utilities ......................................... 10.2
Information Technology .............................. 7.3
Financials ....................................... 6.3
Consumer Staples ................................. 5.4
Materials ....................................... 4.7
Communication Services ............................. 1.3
Short-Term Securities ............................... 3.3
Liabilities in Excess of Other Assets ..................... (2.5)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

About Fund Performance

About Fund Performance / Disclosure Of Expenses
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. For BlackRock Tactical Opportunities Fund's Class K Shares, performance shown prior to the Class K Shares inception date of August 1, 2016 is that of Investor A
Shares, excluding any front-end sales charges, which are not applicable to Class K Shares. The performance of the BlackRock Tactical Opportunities Fund's Class K Shares
would be substantially similar to Investor A Shares because Class K Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Investor A Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Investor A
Shares because Class K Shares have lower expenses than the Investor A Shares.
Service Shares (available only in BlackRock Tactical Opportunities Fund) are not subject to any sales charge. These shares are subject to a service fee of  0.25% per year
(but no distribution fee) and are only available to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  5.25 % and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares (available only in BlackRock Tactical Opportunities Fund) are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments
2023
BlackRock Annual Report to Shareholders

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock Emerging Markets ex-China Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
April 30, 2023
Schedule of Investments
April 30, 2023
Security
Shares
Shares Value
Common Stocks
Australia — 1.4%
AngloGold Ashanti Ltd. .......... 1,606 $ 42,923
AngloGold Ashanti Ltd., ADR ...... 1,134 30,142
73,065
Brazil — 9.0%
Ambev SA
(a)
................. 21,816 61,672
Arezzo Industria e Comercio SA .... 4,196 56,364
B3 SA - Brasil Bolsa Balcao ....... 31,629 73,876
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 15,381 47,644
Hapvida Participacoes e Investimentos
SA
(a)(b)(c)
.................. 68,435 37,457
Iguatemi SA ................. 10,802 44,028
Petroleo Brasileiro SA, ADR ...... 5,160 54,799
Rumo SA ................... 10,707 42,203
Sendas Distribuidora SA
(a)
........ 18,617 45,387
463,430
Burkina Faso — 0.8%
Endeavour Mining plc ........... 1,539 39,621
Colombia — 0.5%
Ecopetrol SA, ADR ............. 2,503 24,329
Greece — 1.0%
National Bank of Greece SA
(a)
..... 5,258 27,516
OPAP SA, Class R ............. 1,567 26,722
54,238
Hungary — 2.1%
MOL Hungarian Oil & Gas plc ..... 4,096 33,216
OTP Bank Nyrt . ............... 1,147 34,952
Richter Gedeon Nyrt . ........... 1,614 38,982
107,150
India — 13.4%
Axis Bank Ltd., GDR
(c)
.......... 2,081 109,877
Dr Reddy's Laboratories Ltd., ADR .. 996 60,218
HDFC Bank Ltd., ADR .......... 1,359 94,858
ICICI Bank Ltd., ADR ........... 6,202 141,095
Larsen & Toubro Ltd., GDR
(c)
...... 3,384 98,294
Mahindra & Mahindra Ltd., GDR
(c)
... 6,057 90,964
Reliance Industries Ltd., GDR
(b)
.... 1,660 98,930
694,236
Indonesia — 5.1%
Astra International Tbk . PT ....... 161,300 74,403
Bank Central Asia Tbk . PT ........ 87,100 53,902
Bank Mandiri Persero Tbk . PT ..... 96,600 34,148
Bank Rakyat Indonesia Persero Tbk .
PT ..................... 127,900 44,571
Telkom Indonesia Persero Tbk . PT .. 187,200 54,222
261,246
Kazakhstan — 1.0%
Kaspi.KZ JSC, GDR
(c)
........... 597 49,330
Malaysia — 1.3%
Malayan Banking Bhd. .......... 17,000 33,036
Public Bank Bhd. .............. 36,900 32,223
65,259
Mexico — 5.2%
Cemex SAB de CV, ADR
(a)
........ 5,625 33,750
Fomento Economico Mexicano SAB de
CV, ADR ................. 579 56,175
Security
Shares
Shares Value
Mexico (continued)
Grupo Aeroportuario del Pacifico SAB
de CV, ADR ............... 308 $ 54,691
Grupo Financiero Banorte SAB de CV,
Class O .................. 10,371 89,881
Wal-Mart de Mexico SAB de CV .... 8,129 32,765
267,262
Panama — 0.7%
Copa Holdings SA, Class A
(a)
...... 423 38,205
Peru — 0.7%
Credicorp Ltd. ................ 277 37,528
Philippines — 0.6%
BDO Unibank , Inc. ............. 12,660 32,999
Poland — 2.9%
Bank Polska Kasa Opieki SA ...... 2,505 57,958
Polski Koncern Naftowy ORLEN SA . 1,684 25,692
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 3,952 30,557
Powszechny Zaklad Ubezpieczen SA 4,061 37,414
151,621
Saudi Arabia — 2.4%
Saudi Basic Industries Corp. ...... 2,908 71,952
Yanbu National Petrochemical Co. .. 4,344 52,153
124,105
South Africa — 2.2%
Absa Group Ltd. .............. 3,522 34,261
Bid Corp. Ltd. ................ 1,540 35,047
Gold Fields Ltd. ............... 2,955 46,049
115,357
South Korea — 16.1%
Hansol Chemical Co. Ltd.
(a)
....... 300 50,004
HYBE Co. Ltd.
(a)
.............. 127 25,681
Hyundai Mobis Co. Ltd. .......... 302 49,184
JYP Entertainment Corp.
(a)
....... 293 19,821
KT Corp.
(a)
.................. 1,077 24,171
LG Chem Ltd. ................ 66 36,662
Lotte Tour Development Co. Ltd.
(a)
.. 2,394 19,630
Orion Corp.
(a)
................ 271 29,381
Samsung Electro-Mechanics Co. Ltd. 336 36,337
Samsung Electronics Co. Ltd. ..... 7,524 370,212
Samsung SDI Co. Ltd. .......... 122 63,314
SK Hynix, Inc. ................ 1,203 80,942
S-Oil Corp. .................. 478 26,772
832,111
Switzerland — 1.1%
Wizz Air Holdings plc
(a)(b)(c)
........ 1,548 58,959
Taiwan — 17.9%
Accton Technology Corp. ........ 7,000 68,382
Alchip Technologies Ltd. ......... 1,000 38,835
Delta Electronics, Inc. ........... 9,000 88,164
Eclat Textile Co. Ltd. ............ 4,000 63,700
eMemory Technology, Inc. ........ 1,000 59,792
Lotes Co. Ltd. ................ 2,000 57,349
President Chain Store Corp. ...... 6,000 52,859
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 26,000 425,765
Wiwynn Corp. ................ 1,000 38,057
Yageo Corp.
(a)
................ 2,000 32,422
925,325

2023
BlackRock Annual Report to Shareholders
BlackRock Emerging Markets ex-China Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2023
Schedule of Investments
(continued)
April 30, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
Commencement of operations.
Security
Shares
Shares Value
Thailand — 2.1%
Advanced Info Service PCL, NVDR .. 5,400 $ 33,903
Bangkok Bank PCL, NVDR ....... 5,700 26,285
Land & Houses PCL, NVDR ...... 88,300 25,384
Thai Beverage PCL ............ 51,300 24,653
110,225
United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC . 14,328 34,425
Emaar Properties PJSC ......... 22,143 35,900
70,325
United States — 2.3%
Cognizant Technology Solutions Corp.,
Class A .................. 1,271 75,891
Globant SA
(a)
................. 286 44,865
120,756
Total Common Stocks — 91.2%
(Cost: $4,581,909) .............................. 4,716,682
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 1.2%
Brazil — 1.2%
Banco Bradesco SA ............ 17,944 $ 50,243
Petroleo Brasileiro SA (Preference) .. 2,709 12,845
63,088
Total Preferred Stocks — 1.2%
(Cost: $57,983) ................................ 63,088
Total Long-Term Investments — 92.4%
(Cost: $4,639,892) .............................. 4,779,770
Short-Term Securities
Money Market Funds — 6.6%
BlackRock Liquidity Funds, T -Fund,
Institutional Class, 4.72%
(d)(e)
.... 340,604 340,604
Total Short-Term Securities — 6.6%
(Cost: $340,604) ................................ 340,604
Total Investments — 99.0%
(Cost: $4,980,496) .............................. 5,120,374
Other Assets Less Liabilities — 1.0% ................... 52,472
Net Assets — 100.0% .............................. $ 5,172,846
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/29/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
Shares
Held at
04/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ — $ 340,604
(b)
$ — $ — $ — $ 340,604 340,604 $ 1,624 $ —
— —
(b)
Represents net amount purchased (sold).

BlackRock Emerging Markets ex-China Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2023
Schedule of Investments
(continued)
April 30, 2023
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SGX NIFTY 50 Index ....................................................... 5 05/25/23 $ 182 $ 3,469
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 32,117 $ (598)
(c)
$ 31,519 0.6%
(b)
Range: 95 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
(c)
Amount includes $0 of net dividends and financing fees.
The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Egypt
Commercial International Bank
Egypt SAE ............ 18,176 $ 31,519 100.0%
Net Value of Reference Entity — Goldman Sachs
Bank USA ........................... $ 31,519
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ — $ (598)

2023
BlackRock Annual Report to Shareholders
BlackRock Emerging Markets ex-China Fund

Schedule of Investments
(continued)
April 30, 2023
Schedule of Investments
(continued)
April 30, 2023
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 3,469 $ — $ — $ — $ 3,469
Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. $ — $ — $ 598 $ — $ — $ — $ 598
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 3,651 $ — $ — $ — $ 3,651
Swaps .............................. — — 2,689 — — — 2,689
$ — $ — $ 6,340 $ — $ — $ — $ 6,340
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 3,469 $ — $ — $ — $ 3,469
Swaps .............................. — — (598) — — — (598)
$ — $ — $ 2,871 $ — $ — $ — $ 2,871
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 182 , 035
Total return swaps
Average notional value ............................................................................................... $ 32 , 117
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 2,105 $ —
Swaps — OTC
(a)
..................................................................................... — 598
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 2,105 $ 598
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(2,105) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ — $ 598
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

BlackRock Emerging Markets ex-China Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The following table presents the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(a)
Goldman Sachs Bank USA .......................... $ 598 $ — $ — $ — $ 598
(a)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ 30,142 $ 42,923 $ — $ 73,065
Brazil ............................................... 463,430 — — 463,430
Burkina Faso .......................................... 39,621 — — 39,621
Colombia ............................................ 24,329 — — 24,329
Greece .............................................. — 54,238 — 54,238
Hungary ............................................. — 107,150 — 107,150
India ............................................... 406,048 288,188 — 694,236
Indonesia ............................................ — 261,246 — 261,246
Kazakhstan ........................................... — 49,330 — 49,330
Malaysia ............................................. — 65,259 — 65,259
Mexico .............................................. 267,262 — — 267,262
Panama ............................................. 38,205 — — 38,205
Peru ................................................ 37,528 — — 37,528
Philippines ........................................... — 32,999 — 32,999
Poland .............................................. — 151,621 — 151,621
Saudi Arabia .......................................... — 124,105 — 124,105
South Africa ........................................... 35,047 80,310 — 115,357
South Korea .......................................... — 832,111 — 832,111
Switzerland ........................................... — 58,959 — 58,959
Taiwan .............................................. — 925,325 — 925,325
Thailand ............................................. — 110,225 — 110,225
United Arab Emirates .................................... — 70,325 — 70,325
United States .......................................... 120,756 — — 120,756
Preferred Securities ....................................... 63,088 — — 63,088
Short-Term Securities
Money Market Funds ...................................... 340,604 — — 340,604
$ 1,866,060 $ 3,254,314 $ — $ 5,120,374
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 3,469 $ — $ 3,469
Liabilities
Equity contracts ........................................... — (598) — (598)
$ — $ 2,871 $ — $ 2,871
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2023
BlackRock Annual Report to Shareholders
BlackRock Global Impact Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
April 30, 2023
Schedule of Investments
April 30, 2023
Security
Shares
Shares Value
Common Stocks
Australia — 1.5%
APM Human Services International Ltd. 132,679 $ 166,253
Brazil — 3.1%
Atacadao SA ................. 38,149 81,838
MercadoLibre, Inc.
(a)
............ 118 150,744
Sendas Distribuidora SA
(a)
........ 39,059 95,224
327,806
Canada — 3.0%
North West Co., Inc. (The) ........ 11,166 327,517
China — 1.4%
China Three Gorges Renewables
Group Co. Ltd., Class A ....... 101,300 79,403
Contemporary Amperex Technology Co.
Ltd., Class A ............... 1,980 66,267
145,670
Denmark — 5.7%
Chr Hansen Holding A/S ......... 845 65,766
Orsted A/S
(b)(c)
................ 3,876 347,871
Vestas Wind Systems A/S ........ 7,380 204,209
617,846
Germany — 2.3%
Carl Zeiss Meditec AG .......... 859 115,538
LEG Immobilien SE ............ 2,109 131,271
246,809
India — 1.2%
Bandhan Bank Ltd.
(a)(b)(c)
......... 47,658 134,206
Indonesia — 6.7%
Bank Rakyat Indonesia Persero Tbk.
PT ..................... 1,399,400 487,662
Dayamitra Telekomunikasi Tbk. PT
(a)
. 4,964,400 237,055
724,717
Japan — 2.9%
Daikin Industries Ltd. ........... 700 127,142
Katitas Co. Ltd. ............... 6,900 134,750
Nidec Corp. ................. 1,100 54,430
316,322
South Korea — 1.7%
Samsung SDI Co. Ltd. .......... 349 181,121
Spain — 3.9%
EDP Renovaveis SA ............ 18,827 418,481
Switzerland — 3.3%
(a)
DSM-Firmenich AG ............ 1,062 138,975
Landis+Gyr Group AG .......... 2,571 213,003
351,978
United Kingdom — 6.5%
Halma plc ................... 10,760 312,937
Pearson plc ................. 6,227 69,280
RELX plc ................... 4,913 163,695
Wise plc, Class A
(a)
............. 21,400 148,170
694,082
United States — 53.7%
Agilent Technologies, Inc. ........ 1,196 161,974
Aptiv plc
(a)
................... 1,284 132,072
Autodesk, Inc.
(a)
............... 619 120,575
AZEK Co., Inc. (The), Class A
(a)
.... 2,125 57,672
Ball Corp. ................... 2,432 129,334
Security
Shares
Shares Value
United States (continued)
Block, Inc., Class A
(a)
........... 1,633 $ 99,270
Boston Scientific Corp.
(a)
......... 8,519 444,010
Brookfield Renewable Corp., Class A 8,048 268,910
Cable One, Inc. ............... 89 67,498
Crown Holdings, Inc. ........... 1,587 136,133
Danaher Corp. ............... 888 210,376
Duolingo, Inc., Class A
(a)
......... 374 50,924
Encompass Health Corp. ........ 2,785 178,658
Enphase Energy, Inc.
(a)
.......... 123 20,197
Etsy, Inc.
(a)
.................. 529 53,445
Exact Sciences Corp.
(a)
.......... 1,145 73,360
Global Payments, Inc. .......... 235 26,487
Grand Canyon Education, Inc.
(a)
.... 1,307 155,141
Grocery Outlet Holding Corp.
(a)
..... 4,512 134,367
Hologic, Inc.
(a)
................ 630 54,186
ICF International, Inc. ........... 2,843 324,102
Inspire Medical Systems, Inc.
(a)
.... 663 177,439
Instructure Holdings, Inc.
(a)(d)
...... 5,049 133,950
Jack Henry & Associates, Inc. ..... 1,281 209,239
NextEra Energy, Inc. ........... 2,541 194,717
Palo Alto Networks, Inc.
(a)
........ 278 50,724
Phreesia, Inc.
(a)
............... 1,608 50,877
Quanta Services, Inc. ........... 1,108 187,961
Royalty Pharma plc, Class A ...... 11,999 421,765
Schneider Electric SE ........... 1,968 343,203
SolarEdge Technologies, Inc.
(a)
..... 85 24,279
STERIS plc .................. 410 77,305
Stride, Inc.
(a)(d)
................ 4,620 198,475
Tesla, Inc.
(a)
.................. 306 50,279
Thermo Fisher Scientific, Inc. ...... 134 74,357
Trane Technologies plc .......... 671 124,679
Trimble, Inc.
(a)
................ 1,102 51,904
Veeva Systems, Inc., Class A
(a)
.... 1,125 201,465
Zoetis, Inc., Class A ............ 1,255 220,604
Zurn Elkay Water Solutions Corp. ... 3,757 80,963
5,772,876
Total Long-Term Investments — 96.9%
(Cost: $10,033,517) .............................. 10,425,684
Short-Term Securities
Money Market Funds — 5.1%
(e)(f)
BlackRock Liquidity Funds, T -Fund,
Institutional Class, 4.72% ...... 337,374 337,374
SL Liquidity Series, LLC, Money Market
Series, 5.02%
(g)
............. 209,076 209,097
Total Short-Term Securities — 5.1%
(Cost: $546,452) ................................ 546,471
Total Investments — 102.0%
(Cost: $10,579,969) .............................. 10,972,155
Liabilities in Excess of Other Assets — (2.0)% ............ (219,848)
Net Assets — 100.0% .............................. $ 10,752,307

BlackRock Global Impact Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2023
Schedule of Investments
(continued)
April 30, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
Shares
Held at
04/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ — $ 337,374
(a)
$ — $ — $ — $ 337,374 337,374 $ 6,173 $ —
SL Liquidity Series, LLC, Money
Market Series ........... — 209,271
(a)
— (193) 19 209,097 209,076 221
(b)
—
$ (193) $ 19 $ 546,471 $ 6,394 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2023
BlackRock Annual Report to Shareholders
BlackRock Global Impact Fund

Schedule of Investments
(continued)
April 30, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 166,253 $ — $ 166,253
Brazil ............................................... 327,806 — — 327,806
Canada ............................................. 327,517 — — 327,517
China ............................................... — 145,670 — 145,670
Denmark ............................................. — 617,846 — 617,846
Germany ............................................ — 246,809 — 246,809
India ............................................... — 134,206 — 134,206
Indonesia ............................................ — 724,717 — 724,717
Japan ............................................... — 316,322 — 316,322
South Korea .......................................... — 181,121 — 181,121
Spain ............................................... — 418,481 — 418,481
Switzerland ........................................... 138,975 213,003 — 351,978
United Kingdom ........................................ — 694,082 — 694,082
United States .......................................... 5,429,673 343,203 — 5,772,876
Short-Term Securities
Money Market Funds ...................................... 337,374 — — 337,374
$ 6,561,345 $ 4,201,713 $ — $ 10,763,058
Investments valued at NAV
(a)
...................................... 209,097
$ —
$ 10,972,155
$ —
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

BlackRock International Impact Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
April 30, 2023
Schedule of Investments
April 30, 2023
Security
Shares
Shares Value
Common Stocks
Australia — 3.4%
APM Human Services International Ltd. 121,698 $ 152,494
Brazil — 5.8%
Atacadao SA ................. 28,827 61,841
MercadoLibre , Inc.
(a)
............ 102 130,304
Sendas Distribuidora SA
(a)
........ 29,515 71,956
264,101
Canada — 4.4%
North West Co., Inc. (The) ........ 6,797 199,367
China — 2.7%
China Three Gorges Renewables
Group Co. Ltd., Class A ....... 90,200 70,703
Contemporary Amperex Technology Co.
Ltd., Class A ............... 1,620 54,218
124,921
Denmark — 10.8%
Chr Hansen Holding A/S ......... 659 51,290
Orsted A/S
(b)(c)
................ 2,961 265,750
Vestas Wind Systems A/S ........ 6,363 176,068
493,108
Germany — 5.3%
Carl Zeiss Meditec AG .......... 704 94,689
LEG Immobilien SE ............ 1,677 104,382
Vonovia SE .................. 2,007 43,529
242,600
India — 2.8%
Bandhan Bank Ltd.
(a)(b)(c)
......... 45,131 127,090
Indonesia — 10.1%
Bank Rakyat Indonesia Persero Tbk .
PT ..................... 807,900 281,536
Dayamitra Telekomunikasi Tbk . PT
(a)
. 3,787,900 180,876
462,412
Japan — 6.3%
Daikin Industries Ltd. ........... 600 108,979
GMO Payment Gateway, Inc. ...... 500 39,106
Katitas Co. Ltd. ............... 4,900 95,691
Nidec Corp. ................. 900 44,534
288,310
Security
Shares
Shares Value
South Africa — 0.6%
Capitec Bank Holdings Ltd. ....... 294 $ 25,601
South Korea — 2.7%
Samsung SDI Co. Ltd. .......... 234 121,440
Spain — 5.6%
EDP Renovaveis SA ............ 11,466 254,863
Switzerland — 5.4%
(a)
DSM- Firmenich AG ............ 790 103,381
Landis+Gyr Group AG .......... 1,723 142,747
246,128
United Kingdom — 12.6%
Halma plc ................... 9,804 285,134
Pearson plc ................. 5,116 56,919
RELX plc ................... 3,690 122,946
Wise plc, Class A
(a)
............. 15,856 109,784
574,783
United States — 15.7%
Agilent Technologies, Inc. ........ 365 49,432
Brookfield Renewable Corp., Class A 5,619 187,749
Danaher Corp. ............... 462 109,453
Schneider Electric SE ........... 1,771 308,847
Thermo Fisher Scientific, Inc. ...... 107 59,374
714,855
Total Long-Term Investments — 94.2%
(Cost: $4,585,814) .............................. 4,292,073
Short-Term Securities
Money Market Funds — 5.5%
BlackRock Liquidity Funds, T -Fund,
Institutional Class, 4.72%
(d)(e)
.... 252,410 252,410
Total Short-Term Securities — 5.5%
(Cost: $252,410) ................................ 252,410
Total Investments — 99.7%
(Cost: $4,838,224) .............................. 4,544,483
Other Assets Less Liabilities — 0.3% ................... 13,723
Net Assets — 100.0% .............................. $ 4,558,206
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

2023
BlackRock Annual Report to Shareholders
BlackRock International Impact Fund

Schedule of Investments
(continued)
April 30, 2023
Schedule of Investments
(continued)
April 30, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
Shares
Held at
04/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ — $ 252,410
(a)
$ — $ — $ — $ 252,410 252,410 $ 4,255 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
.......... — — (24)
(a)
24 — — — 3,397
(c )
—
$ 24 $ — $ 252,410 $ 7,652 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 152,494 $ — $ 152,494
Brazil ............................................... 264,101 — — 264,101
Canada ............................................. 199,367 — — 199,367
China ............................................... — 124,921 — 124,921
Denmark ............................................. — 493,108 — 493,108
Germany ............................................ — 242,600 — 242,600
India ............................................... — 127,090 — 127,090
Indonesia ............................................ — 462,412 — 462,412
Japan ............................................... — 288,310 — 288,310
South Africa ........................................... 25,601 — — 25,601
South Korea .......................................... — 121,440 — 121,440
Spain ............................................... — 254,863 — 254,863
Switzerland ........................................... 103,381 142,747 — 246,128
United Kingdom ........................................ — 574,783 — 574,783
United States .......................................... 406,008 308,847 — 714,855
Short-Term Securities
Money Market Funds ...................................... 252,410 — — 252,410
$ 1,250,868 $ 3,293,615 $ — $ 4,544,483

BlackRock Sustainable Advantage Emerging Markets Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
April 30, 2023
Schedule of Investments
April 30, 2023
Security
Shares
Shares Value
Common Stocks
Australia — 0.2%
AngloGold Ashanti Ltd. .......... 637 $ 17,025
Brazil — 5.9%
Ambev SA
(a)
................. 33,546 94,831
B3 SA - Brasil Bolsa Balcao ....... 28,690 67,011
Banco do Brasil SA
(a)
........... 8,913 76,393
Dexco SA
(a)
.................. 31,525 36,848
Fleury SA
(a)
.................. 3,570 10,292
Lojas Renner SA
(a)
............. 26,157 82,858
Natura & Co. Holding SA ......... 35,327 78,335
Ultrapar Participacoes SA
(a)
....... 27,472 79,588
Ultrapar Participacoes SA, ADR
(a)
... 25,541 73,303
599,459
Chile — 0.3%
Enel Americas SA ............. 208,806 28,453
China — 32.3%
3SBio, Inc.
(b)(c)
................ 76,000 76,149
Alibaba Group Holding Ltd.
(a)
...... 29,192 308,665
Baidu, Inc., Class A
(a)
........... 3,628 54,608
Bosideng International Holdings Ltd. . 122,000 60,168
BYD Co. Ltd., Class A ........... 2,166 80,275
BYD Co. Ltd., Class H .......... 1,500 45,490
China Aoyuan Group Ltd.
(a)(d)(e)
..... 42,000 3,284
China Construction Bank Corp., Class
H ...................... 245,000 163,789
China Life Insurance Co. Ltd., Class H 4,000 7,685
China Medical System Holdings Ltd. . 27,000 44,823
China Merchants Bank Co. Ltd., Class
A ...................... 17,013 82,815
China Merchants Bank Co. Ltd., Class
H ...................... 6,000 28,962
China Resources Gas Group Ltd. ... 1,500 4,734
China Suntien Green Energy Corp. Ltd.,
Class H .................. 18,000 7,885
CMOC Group Ltd., Class A ....... 40,891 35,296
CMOC Group Ltd., Class H ....... 66,000 40,459
Contemporary Amperex Technology Co.
Ltd., Class A ............... 2,700 90,363
ENN Energy Holdings Ltd. ........ 6,600 90,497
Fosun International Ltd. ......... 77,500 54,353
Ganfeng Lithium Group Co. Ltd., Class
A ...................... 390 3,671
Ganfeng Lithium Group Co. Ltd., Class
H
(b)(c)
.................... 560 3,695
Geely Automobile Holdings Ltd. .... 69,000 85,660
Hengdian Group DMEGC Magnetics
Co. Ltd., Class A ............ 1,655 4,548
Huatai Securities Co. Ltd., Class H
(b)(c)
59,600 76,980
JA Solar Technology Co. Ltd., Class A 5,695 33,233
JD.com, Inc., Class A ........... 6,006 107,194
Kingdee International Software Group
Co. Ltd.
(a)
................. 14,000 21,527
Kunlun Energy Co. Ltd. .......... 26,000 24,102
Kweichow Moutai Co. Ltd., Class A .. 49 12,475
Lenovo Group Ltd. ............. 78,000 79,800
LONGi Green Energy Technology Co.
Ltd., Class A ............... 13,360 67,498
Meituan, Class B
(a)(b)(c)
........... 4,110 70,242
MMG Ltd.
(a)
.................. 20,000 7,318
NetEase, Inc. ................ 6,370 113,401
NIO, Inc., ADR
(a)
.............. 1,960 15,425
Ping An Bank Co. Ltd., Class A ..... 19,973 36,272
Security
Shares
Shares Value
China (continued)
Ping An Insurance Group Co. of China
Ltd., Class A ............... 5,300 $ 39,747
Ping An Insurance Group Co. of China
Ltd., Class H ............... 16,000 116,728
Sangfor Technologies, Inc., Class A . 1,700 29,290
Shanghai Pharmaceuticals Holding Co.
Ltd., Class H ............... 38,400 78,066
Shanxi Xinghuacun Fen Wine Factory
Co. Ltd., Class A ............ 2,200 79,055
Shenzhen SC New Energy Technology
Corp., Class A .............. 600 8,928
Shimao Group Holdings Ltd.
(a)
..... 16,000 4,077
Sinopharm Group Co. Ltd., Class H . 4,000 14,169
Tencent Holdings Ltd. ........... 11,000 488,577
Tongcheng Travel Holdings Ltd.
(a)(c)
.. 28,400 60,413
Topsports International Holdings Ltd.
(b)(c)
24,000 21,395
Trip.com Group Ltd.
(a)
........... 250 8,889
Trip.com Group Ltd., ADR
(a)
....... 803 28,514
Vipshop Holdings Ltd., ADR
(a)
...... 4,121 64,700
WuXi AppTec Co. Ltd., Class A ..... 2,200 21,518
WuXi AppTec Co. Ltd., Class H
(b)(c)
.. 1,080 9,498
Wuxi Biologics Cayman, Inc.
(a)(b)(c)
... 3,000 17,889
Xinjiang Goldwind Science &
Technology Co. Ltd., Class A .... 461 731
Xinjiang Goldwind Science &
Technology Co. Ltd., Class H .... 84,800 69,541
Xinyi Solar Holdings Ltd. ......... 8,000 8,601
Yadea Group Holdings Ltd.
(b)(c)
..... 14,000 32,732
Yum China Holdings, Inc. ........ 638 39,033
3,285,432
Greece — 1.4%
Hellenic Telecommunications
Organization SA, Class R ...... 3,741 54,662
OPAP SA, Class R ............. 4,856 82,808
137,470
Hungary — 0.2%
MOL Hungarian Oil & Gas plc ..... 2,539 20,590
India — 11.9%
ABB India Ltd. ................ 1,014 42,472
Adani Green Energy Ltd.
(a)
........ 406 4,739
Adani Total Gas Ltd. ............ 106 1,228
Asian Paints Ltd. .............. 2,801 99,683
Britannia Industries Ltd. ......... 1,607 89,603
Cummins India Ltd. ............ 1,390 26,843
Havells India Ltd. .............. 5,526 83,357
HCL Technologies Ltd. .......... 2,118 27,691
HDFC Bank Ltd., ADR .......... 687 47,952
Housing Development Finance Corp.
Ltd. ..................... 2,539 86,508
ICICI Bank Ltd. ............... 1,194 13,470
Infosys Ltd. .................. 5,858 90,384
Infosys Ltd., ADR .............. 3,093 48,065
Kotak Mahindra Bank Ltd. ........ 4,078 97,057
Marico Ltd. .................. 13,311 80,954
Nestle India Ltd. .............. 361 96,170
Piramal Enterprises Ltd. ......... 6,681 60,370
Reliance Industries Ltd. ......... 2,002 59,454
Siemens Ltd. ................. 1,105 46,705
Tata Consultancy Services Ltd. .... 2,655 104,970
1,207,675

2023
BlackRock Annual Report to Shareholders
BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2023
Schedule of Investments
(continued)
April 30, 2023
Security
Shares
Shares Value
Indonesia — 3.5%
Bank Central Asia Tbk. PT ........ 211,100 $ 130,639
Bank Negara Indonesia Persero Tbk.
PT ..................... 129,000 83,134
Bank Rakyat Indonesia Persero Tbk.
PT ..................... 174,400 60,775
Kalbe Farma Tbk. PT ........... 217,100 31,433
Perusahaan Gas Negara Tbk. PT ... 158,600 15,515
Unilever Indonesia Tbk. PT ....... 116,900 35,112
356,608
Malaysia — 2.1%
Axiata Group Bhd. ............. 63,100 42,398
CIMB Group Holdings Bhd. ....... 69,200 78,620
Maxis Bhd. .................. 11,500 11,360
Petronas Dagangan Bhd. ........ 14,900 75,627
208,005
Mexico — 1.0%
Wal-Mart de Mexico SAB de CV .... 25,373 102,271
Poland — 0.8%
Santander Bank Polska SA ....... 939 76,377
Qatar — 0.5%
Commercial Bank PSQC (The) ..... 2,766 4,478
Industries Qatar QSC ........... 2,125 7,476
Masraf Al Rayan QSC ........... 5,545 3,907
Qatar Islamic Bank SAQ ......... 1,752 8,645
Qatar National Bank QPSC ....... 6,851 28,962
53,468
Romania — 0.2%
NEPI Rockcastle NV ........... 3,998 24,160
Russia — 0.0%
(e)
LUKOIL PJSC ................ 2,410 —
Novatek PJSC ................ 1,500 —
PhosAgro PJSC .............. 1,413 —
PhosAgro PJSC, GDR
(a)(c)
........ 27 1
1
Saudi Arabia — 4.0%
Al Rajhi Bank
(a)
............... 2,094 43,220
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 347 26,655
Sahara International Petrochemical Co. 1,952 20,353
Saudi Arabian Oil Co.
(b)(c)
......... 11,674 112,527
Saudi Basic Industries Corp. ...... 4,245 105,033
Savola Group (The) ............ 9,300 79,217
Seera Group Holding
(a)
.......... 2,949 19,588
406,593
South Africa — 2.7%
Anglo American Platinum Ltd. ..... 144 8,538
Anglo American plc ............ 2,301 70,714
Bidvest Group Ltd. (The) ......... 426 5,835
Gold Fields Ltd. ............... 1,357 21,147
Kumba Iron Ore Ltd. ............ 3,127 76,038
Vodacom Group Ltd. ........... 2,397 16,430
Woolworths Holdings Ltd. ........ 20,864 74,194
272,896
South Korea — 9.2%
CJ Logistics Corp.
(a)
............ 421 24,317
Hana Financial Group, Inc. ....... 622 19,546
KB Financial Group, Inc. ......... 2,594 96,279
KB Financial Group, Inc., ADR ..... 1,186 44,226
Mirae Asset Securities Co. Ltd.
(a)
... 1,300 6,755
NAVER Corp. ................ 714 103,441
Security
Shares
Shares Value
South Korea (continued)
NCSoft Corp.
(a)
............... 172 $ 48,671
POSCO Holdings, Inc. .......... 358 101,316
Samsung Electronics Co. Ltd. ..... 6,857 337,392
Samsung SDI Co. Ltd. .......... 71 36,847
Samsung SDS Co. Ltd. .......... 429 37,721
SK Innovation Co. Ltd.
(a)
......... 7 911
SK, Inc. .................... 653 79,633
937,055
Taiwan — 14.5%
Acer, Inc. ................... 81,000 79,900
Cathay Financial Holding Co. Ltd. ... 64,978 90,019
Delta Electronics, Inc. ........... 10,000 97,960
E.Sun Financial Holding Co. Ltd. ... 114,623 93,218
First Financial Holding Co. Ltd. ..... 96,720 85,431
Lite-On Technology Corp. ........ 27,000 64,679
MediaTek, Inc. ................ 5,000 108,719
Mega Financial Holding Co. Ltd. .... 53,000 58,800
momo.com, Inc. ............... 2,000 54,192
Sinbon Electronics Co. Ltd. ....... 1,000 11,087
Taiwan Cooperative Financial Holding
Co. Ltd. .................. 7,660 6,677
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 36,000 589,521
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .............. 79 6,660
United Microelectronics Corp.
(a)
.... 17,000 27,342
United Microelectronics Corp., ADR
(a)
5,168 41,499
Voltronic Power Technology Corp. ... 1,000 57,500
1,473,204
Thailand — 3.3%
Bangkok Dusit Medical Services PCL,
NVDR ................... 101,500 87,196
Delta Electronics Thailand PCL, NVDR 13,000 27,826
Energy Absolute PCL, NVDR ...... 38,100 75,849
Home Product Center PCL, NVDR .. 194,300 79,946
PTT Exploration & Production PCL,
NVDR ................... 13,600 59,174
329,991
Turkey — 0.6%
Anadolu Efes Biracilik Ve Malt Sanayii
A/S, Class A ............... 10,887 35,259
Enerjisa Enerji A/S
(b)(c)
........... 15,239 21,854
Turkcell Iletisim Hizmetleri A/S, Class A 4,090 6,967
64,080
United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank PJSC . 12,084 29,034
Emirates Telecommunications Group
Co. PJSC ................. 611 3,999
33,033
Total Common Stocks — 94.9%
(Cost: $10,115,240) .............................. 9,633,846
Preferred Securities
Preferred Stocks — 1.6%
Brazil — 1.6%
Cia Energetica de Minas Gerais .... 30,376 73,510
Cia Energetica de Minas Gerais
(Preference) ............... 31,935 78,816
Cia Paranaense de Energia
(Preference) ............... 3,854 6,182

BlackRock Sustainable Advantage Emerging Markets Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Brazil (continued)
Itau Unibanco Holding SA (Preference) 1,489 $ 7,714
166,222
Total Preferred Stocks — 1.6%
(Cost: $143,474) ................................ 166,222
Rights
Taiwan — 0.0%
Acer, Inc.(Expires 06/16/23, Strike Price
TWD 1.00)
(a)
............... 3 —
Total Rights — 0.0%
(Cost: $0) .................................... —
Total Long-Term Investments — 96.5%
(Cost: $10,258,714) .............................. 9,800,068
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.3%
(f)(g)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.7 2% ...... 329,574 $ 329,574
SL Liquidity Series, LLC, Money Market
Series, 5.02%
(h)
............. 3,625 3,625
Total Short-Term Securities — 3.3%
(Cost: $333,197) ................................ 333,199
Total Investments — 99.8%
(Cost: $10,591,911) .............................. 10,133,267
Other Assets Less Liabilities — 0.2% ................... 24,586
Net Assets — 100.0% .............................. $ 10,157,853
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
Shares
Held at
04/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 301,820 $ 27,754
(a)
$ — $ — $ — $ 329,574 329,574 $ 7,657 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 8,928 — (5,417)
(a)
112 2 3,625 3,625 504
(b)
—
iShares MSCI Saudi Arabia ETF
(c)
413,416 43,995 (394,809) 77,692 (140,294) — — 2,999 —
$ 77,804 $ (140,292) $ 333,199 $ 11,160 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

2023
BlackRock Annual Report to Shareholders
BlackRock Sustainable Advantage Emerging Markets Equity Fund

Schedule of Investments
(continued)
April 30, 2023
Schedule of Investments
(continued)
April 30, 2023
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 7 06/16/23 $ 344 $ 8,595
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 8,595 $ — $ — $ — $ 8,595
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (33,538) $ — $ — $ — $ (33,538)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 20,848 $ — $ — $ — $ 20,848
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 326,521

BlackRock Sustainable Advantage Emerging Markets Equity Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2023
Schedule of Investments
(continued)
April 30, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 17,025 $ — $ 17,025
Brazil ............................................... 599,459 — — 599,459
Chile ............................................... 28,453 — — 28,453
China ............................................... 147,672 3,134,476 3,284 3,285,432
Greece .............................................. — 137,470 — 137,470
Hungary ............................................. — 20,590 — 20,590
India ............................................... 96,017 1,111,658 — 1,207,675
Indonesia ............................................ — 356,608 — 356,608
Malaysia ............................................. 75,627 132,378 — 208,005
Mexico .............................................. 102,271 — — 102,271
Poland .............................................. — 76,377 — 76,377
Qatar ............................................... — 53,468 — 53,468
Romania ............................................. 24,160 — — 24,160
Russia .............................................. — — 1 1
Saudi Arabia .......................................... — 406,593 — 406,593
South Africa ........................................... 80,029 192,867 — 272,896
South Korea .......................................... 44,226 892,829 — 937,055
Taiwan .............................................. 48,159 1,425,045 — 1,473,204
Thailand ............................................. — 329,991 — 329,991
Turkey .............................................. — 64,080 — 64,080
United Arab Emirates .................................... — 33,033 — 33,033
Preferred Securities ....................................... 166,222 — — 166,222
Rights ................................................ — — — —
Short-Term Securities
Money Market Funds ...................................... 329,574 — — 329,574
$ 1,741,869 $ 8,384,488 $ 3,285 $ 10,129,642
Investments valued at NAV
(a)
...................................... 3,625
$ —
$ 10,133,267
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 8,595 $ — $ — $ 8,595
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2023
BlackRock Annual Report to Shareholders
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
April 30, 2023
Schedule of Investments
April 30, 2023
Security
Shares
Shares Value
Common Stocks
Australia — 7.7%
ANZ Group Holdings Ltd. ........ 2,911 $ 47,269
Aristocrat Leisure Ltd. ........... 3,743 94,681
Beach Energy Ltd. ............. 3,577 3,521
Brambles Ltd. ................ 220 2,084
Challenger Ltd. ............... 699 2,813
Cochlear Ltd. ................ 5 820
Commonwealth Bank of Australia ... 1,383 91,521
CSR Ltd. ................... 194 679
Evolution Mining Ltd. ........... 284 670
Flight Centre Travel Group Ltd.
(a)
... 923 12,121
Fortescue Metals Group Ltd. ...... 7,268 101,691
Glencore plc
(a)
................ 1,142 6,741
GPT Group (The)
(b)
............. 944 2,776
Lottery Corp. Ltd. (The)
(a)
........ 166 557
Macquarie Group Ltd. ........... 969 118,210
Mineral Resources Ltd. .......... 106 5,229
National Australia Bank Ltd. ....... 6,169 118,760
Orora Ltd. ................... 3,947 9,021
OZ Minerals Ltd. .............. 3,234 56,708
Pro Medicus Ltd. .............. 23 944
Qantas Airways Ltd.
(a)
........... 940 4,145
Rio Tinto Ltd. ................ 294 22,051
Rio Tinto plc ................. 842 53,528
Sonic Healthcare Ltd. ........... 1,113 26,237
Stockland
(b)
.................. 8,930 26,472
Telstra Group Ltd. ............. 11,036 32,018
Westpac Banking Corp. ......... 4,191 62,736
Woodside Energy Group Ltd. ...... 401 9,099
Worley Ltd. .................. 7,625 76,612
989,714
Austria — 0.7%
ams-OSRAM AG
(a)
............. 303 2,092
ANDRITZ AG ................ 1,130 73,389
BAWAG Group AG
(a)(c)(d)
......... 37 1,805
Raiffeisen Bank International AG
(a)
.. 1,127 17,313
Verbund AG ................. 8 712
95,311
Belgium — 1.2%
Ackermans & van Haaren NV ..... 235 41,336
Ageas SA ................... 132 5,881
Anheuser-Busch InBev SA/NV ..... 1,448 94,148
Groupe Bruxelles Lambert NV ..... 181 16,245
Sofina SA ................... 14 3,214
160,824
China — 0.6%
BOC Hong Kong Holdings Ltd. ..... 18,500 58,400
Prosus NV
(a)
................. 203 15,191
73,591
Denmark — 3.2%
Carlsberg A/S, Class B .......... 162 26,810
Genmab A/S
(a)
................ 68 27,946
H Lundbeck A/S, Class B ........ 1,148 6,078
Jyske Bank A/S (Registered)
(a)
..... 41 2,998
Novo Nordisk A/S, Class B ....... 1,398 232,564
Novozymes A/S, Class B ......... 1,762 91,734
Pandora A/S ................. 253 23,418
411,548
Finland — 1.4%
Kone OYJ, Class B ............ 37 2,111
Nokia OYJ .................. 10,723 45,371
Security
Shares
Shares Value
Finland (continued)
Sampo OYJ, Class A ........... 1,965 $ 99,655
Wartsila OYJ Abp .............. 2,879 33,388
180,525
France — 9.9%
Airbus SE ................... 47 6,582
Arkema SA .................. 77 7,618
AXA SA .................... 162 5,288
BioMerieux .................. 6 628
BNP Paribas SA .............. 946 61,124
Capgemini SE ................ 71 12,947
Carrefour SA ................. 432 8,986
Dassault Aviation SA ........... 4 782
Dassault Systemes SE .......... 1,764 71,611
Engie SA ................... 4,385 70,179
Hermes International ........... 63 136,778
Kering SA ................... 182 116,547
Klepierre SA
(a)
................ 940 23,810
L'Oreal SA .................. 372 177,785
LVMH Moet Hennessy Louis Vuitton SE 303 291,450
Pernod Ricard SA ............. 513 118,477
Renault SA
(a)
................. 245 9,100
Safran SA ................... 232 36,080
Societe Generale SA ........... 1,101 26,741
Teleperformance .............. 14 2,798
Thales SA ................... 8 1,221
TotalEnergies SE .............. 870 55,593
Ubisoft Entertainment SA
(a)
....... 751 21,995
Valeo ...................... 801 15,641
1,279,761
Germany — 8.9%
Allianz SE (Registered) .......... 31 7,784
Aurubis AG .................. 69 6,473
BASF SE ................... 67 3,466
Bayer AG (Registered) .......... 380 25,079
Bayerische Motoren Werke AG .... 301 33,737
Beiersdorf AG ................ 284 39,655
Continental AG ............... 15 1,052
Covestro AG
(c)(d)
............... 31 1,360
Daimler Truck Holding AG
(a)
....... 830 27,426
Deutsche Post AG (Registered) .... 1,904 91,582
Deutsche Telekom AG (Registered) . 1,468 35,396
Evonik Industries AG ........... 1,574 34,355
Freenet AG .................. 753 21,467
Fresenius SE & Co. KGaA ........ 90 2,608
GEA Group AG ............... 252 11,852
HUGO BOSS AG .............. 21 1,583
Infineon Technologies AG ........ 1,622 59,068
Knorr-Bremse AG ............. 36 2,523
Mercedes-Benz Group AG ........ 1,700 132,576
Merck KGaA ................. 3 538
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 100 37,583
Nemetschek SE ............... 457 35,721
ProSiebenSat.1 Media SE ........ 7,590 68,160
SAP SE .................... 1,470 198,915
Scout24 SE
(c)(d)
............... 316 19,695
Siemens AG (Registered) ........ 1,112 183,293
Siemens Energy AG ............ 1,183 29,036
Talanx AG ................... 297 14,938
TeamViewer SE
(a)(c)(d)
........... 43 794
thyssenkrupp AG
(a)
............. 2,880 20,725
1,148,440

BlackRock Sustainable Advantage International Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2023
Schedule of Investments
(continued)
April 30, 2023
Security
Shares
Shares Value
Hong Kong — 2.0%
AIA Group Ltd. ............... 16,600 $ 180,724
ASMPT Ltd. ................. 600 4,717
Kerry Properties Ltd. ........... 3,000 7,740
New World Development Co. Ltd. ... 9,000 24,002
Sun Hung Kai Properties Ltd. ...... 2,000 27,847
Swire Properties Ltd. ........... 5,400 14,514
259,544
Ireland — 0.2%
Kerry Group plc, Class A ......... 136 14,324
Kingspan Group plc ............ 162 11,227
25,551
Israel — 0.6%
Bank Hapoalim BM ............ 2,074 17,867
Bank Leumi Le-Israel BM ........ 342 2,711
Bezeq Israeli Telecommunication Corp.
Ltd. ..................... 28,772 39,171
Elbit Systems Ltd. ............. 5 925
Israel Discount Bank Ltd., Class A .. 867 4,309
Nice Ltd.
(a)
.................. 42 8,609
Teva Pharmaceutical Industries Ltd.
(a)
865 7,581
81,173
Italy — 1.3%
Assicurazioni Generali SpA ....... 854 17,787
Banca Generali SpA
(a)
........... 64 2,125
Enel SpA ................... 5,427 37,078
Ferrari NV .................. 3 836
FinecoBank Banca Fineco SpA .... 473 7,170
Intesa Sanpaolo SpA ........... 13,220 34,761
Italgas SpA .................. 150 979
Mediobanca Banca di Credito
Finanziario SpA ............. 1,317 14,143
Moncler SpA ................. 32 2,374
Reply SpA .................. 96 11,184
Terna - Rete Elettrica Nazionale .... 1,630 14,109
UniCredit SpA ................ 1,161 23,006
165,552
Japan — 19.6%
Aeon Co. Ltd. ................ 1,400 28,535
Aisin Corp. .................. 100 2,935
Alfresa Holdings Corp. .......... 3,800 55,022
Amada Co. Ltd. ............... 1,200 11,204
Asahi Kasei Corp. ............. 1,600 11,301
Astellas Pharma, Inc. ........... 5,400 81,349
Benesse Holdings, Inc. .......... 800 11,482
Bridgestone Corp. ............. 100 4,016
Brother Industries Ltd. .......... 400 6,282
COMSYS Holdings Corp. ........ 200 3,827
Dai-ichi Life Holdings, Inc.
(a)
....... 900 16,741
Daiwa House Industry Co. Ltd. ..... 900 22,940
Daiwa Securities Group, Inc. ...... 1,000 4,645
Denso Corp. ................. 100 6,036
Dowa Holdings Co. Ltd.
(a)
........ 100 3,267
Fast Retailing Co. Ltd. .......... 400 94,721
FUJIFILM Holdings Corp. ........ 1,800 93,816
Hitachi Ltd. .................. 1,700 94,035
Honda Motor Co. Ltd. ........... 3,300 87,526
ITOCHU Corp. ............... 300 9,952
Japan Exchange Group, Inc. ...... 200 3,248
Japan Post Bank Co. Ltd.
(a)
....... 1,200 9,583
Japan Post Holdings Co. Ltd.
(a)
..... 200 1,646
Kao Corp. ................... 100 4,041
KDDI Corp. .................. 2,200 68,680
Kubota Corp. ................ 600 9,092
Security
Shares
Shares Value
Japan (continued)
Kyocera Corp. ................ 100 $ 5,249
Lawson, Inc. ................. 1,900 86,301
Marubeni Corp. ............... 1,400 19,870
Mitsubishi Corp. ............... 3,200 118,643
Mitsubishi Estate Co. Ltd. ........ 2,800 34,508
Mitsubishi Gas Chemical Co., Inc. .. 3,500 50,955
Mitsubishi UFJ Financial Group, Inc. . 9,500 59,466
Mitsui & Co. Ltd. .............. 1,600 49,950
Mitsui Chemicals, Inc. ........... 100 2,530
Mitsui Fudosan Co. Ltd. ......... 2,600 51,641
Mizuho Financial Group, Inc. ...... 100 1,450
MS&AD Insurance Group Holdings, Inc. 1,100 36,105
Nidec Corp. ................. 100 4,948
Nintendo Co. Ltd. .............. 400 16,911
Nippon Express Holdings, Inc. ..... 100 5,868
Nippon Telegraph & Telephone Corp. 1,200 36,617
Nitto Denko Corp. ............. 800 51,719
Nomura Research Institute Ltd. .... 2,000 50,319
Olympus Corp.
(a)
.............. 700 12,254
Omron Corp. ................. 1,400 82,123
Oriental Land Co. Ltd. .......... 1,900 67,239
ORIX Corp. .................. 3,600 61,245
Otsuka Corp. ................ 300 10,920
Otsuka Holdings Co. Ltd. ........ 1,800 61,237
Recruit Holdings Co. Ltd. ........ 4,000 112,214
Resona Holdings, Inc. .......... 500 2,492
Ricoh Co. Ltd. ................ 2,800 23,183
Santen Pharmaceutical Co. Ltd. .... 1,500 12,620
SCSK Corp. ................. 100 1,510
Sega Sammy Holdings, Inc. ....... 300 5,607
Shimizu Corp. ................ 3,300 20,153
Shiseido Co. Ltd. .............. 300 15,038
SoftBank Corp. ............... 2,300 25,895
SoftBank Group Corp. .......... 900 33,752
Sompo Holdings, Inc. ........... 600 25,038
Sony Group Corp. ............. 300 27,142
Sumitomo Chemical Co. Ltd. ...... 19,900 67,246
T&D Holdings, Inc. ............. 3,500 42,862
Takeda Pharmaceutical Co. Ltd. .... 1,200 39,791
TDK Corp. .................. 400 13,752
Terumo Corp. ................ 800 23,957
Tokio Marine Holdings, Inc. ....... 4,300 86,460
Tokyo Electron Ltd. ............ 200 22,901
Toshiba Corp. ................ 300 9,666
Toyota Motor Corp. ............ 4,600 63,158
Trend Micro, Inc. .............. 500 24,432
Tsuruha Holdings, Inc. .......... 800 52,397
Yamada Holdings Co. Ltd.
(a)
....... 900 3,136
Yokogawa Electric Corp. ......... 100 1,624
ZOZO, Inc. .................. 2,500 52,611
2,532,627
Luxembourg — 0.5%
ArcelorMittal SA ............... 2,154 61,194
Netherlands — 5.7%
Aegon NV ................... 99 452
Argenx SE
(a)
................. 28 10,801
ASML Holding NV ............. 453 287,480
ASR Nederland NV ............ 764 33,603
ING Groep NV ................ 6,134 76,076
Koninklijke KPN NV ............ 15,059 54,918
Koninklijke Philips NV ........... 765 16,151
Shell plc .................... 6,510 200,040

2023
BlackRock Annual Report to Shareholders
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2023
Security
Shares
Shares Value
Netherlands (continued)
Wolters Kluwer NV ............. 481 $ 63,729
743,250
New Zealand — 0.4%
Contact Energy Ltd. ............ 6,249 30,308
Meridian Energy Ltd. ........... 7,575 25,654
55,962
Norway — 1.1%
Aker BP ASA ................. 359 8,582
DNB Bank ASA ............... 2,010 35,356
Equinor ASA ................. 2,089 60,144
Gjensidige Forsikring ASA ........ 1,503 26,182
Telenor ASA ................. 677 8,448
Var Energi ASA ............... 623 1,635
140,347
Singapore — 1.1%
DBS Group Holdings Ltd. ........ 300 7,413
Oversea-Chinese Banking Corp. Ltd. 1,600 15,137
Singapore Airlines Ltd. .......... 15,500 68,174
STMicroelectronics NV .......... 873 37,344
United Overseas Bank Ltd. ....... 900 19,114
147,182
South Africa — 0.2%
Anglo American plc ............ 727 22,402
Spain — 2.1%
Acciona SA .................. 408 75,598
Aena SME SA
(a)(c)(d)
............ 5 842
Amadeus IT Group SA
(a)
......... 240 16,868
Banco Bilbao Vizcaya Argentaria SA . 12,344 90,370
Banco Santander SA ........... 1,121 3,938
Iberdrola SA ................. 168 2,177
Industria de Diseno Textil SA ...... 1,128 38,777
Mapfre SA .................. 1,150 2,304
Repsol SA .................. 433 6,361
Telefonica SA ................ 6,659 30,246
267,481
Sweden — 2.9%
Assa Abloy AB, Class B ......... 1,511 36,001
Atlas Copco AB, Class A ......... 150 2,170
Atlas Copco AB, Class B ......... 505 6,477
Boliden AB
(a)
................. 2,569 91,808
Elekta AB, Class B ............. 2,386 20,062
Epiroc AB, Class A ............. 45 902
EQT AB .................... 444 9,563
Evolution AB
(c)(d)
............... 10 1,336
Getinge AB, Class B ............ 129 3,274
Industrivarden AB, Class A ....... 104 2,976
Industrivarden AB, Class C ....... 1,594 45,519
Investor AB, Class A ............ 1,938 42,496
L E Lundbergforetagen AB, Class B . 292 14,011
Saab AB, Class B ............. 763 42,842
Swedbank AB, Class A .......... 1,454 25,265
Swedish Orphan Biovitrum AB
(a)
.... 90 2,190
Trelleborg AB, Class B .......... 75 1,885
Volvo AB, Class A ............. 38 805
Volvo AB, Class B ............. 1,069 21,979
371,561
Switzerland — 4.9%
ABB Ltd. (Registered) ........... 3,639 131,272
Chocoladefabriken Lindt & Spruengli
AG ..................... 4 49,388
Clariant AG (Registered)
(a)
........ 2,174 36,263
Security
Shares
Shares Value
Switzerland (continued)
Givaudan SA (Registered) ........ 15 $ 52,470
Helvetia Holding AG (Registered) ... 10 1,496
Julius Baer Group Ltd.
(a)
......... 272 19,490
Kuehne + Nagel International AG
(Registered) ............... 85 25,182
Novartis AG (Registered) ........ 2,583 264,225
Sika AG (Registered) ........... 109 30,108
Temenos AG (Registered) ........ 308 25,944
635,838
United Kingdom — 11.3%
3i Group plc ................. 164 3,649
AstraZeneca plc .............. 1,639 241,200
Auto Trader Group plc
(c)(d)
........ 2,241 17,921
Aviva plc ................... 1,361 7,246
Barclays plc ................. 12,684 25,551
Barratt Developments plc ........ 1,100 6,921
Bellway plc .................. 184 5,579
BP plc ..................... 17,408 116,790
British Land Co. plc (The) ........ 1,123 5,658
BT Group plc ................. 19,901 39,748
Centrica plc ................. 19,838 28,506
CNH Industrial NV ............. 1,213 17,069
Compass Group plc ............ 1,685 44,452
ConvaTec Group plc
(c)(d)
......... 9,345 25,835
Croda International plc .......... 56 4,920
Diageo plc .................. 3,118 142,231
Drax Group plc ............... 2,390 18,911
Greggs plc .................. 602 21,381
HSBC Holdings plc ............ 10,329 74,445
Intermediate Capital Group plc ..... 16 263
Intertek Group plc ............. 609 31,859
J Sainsbury plc ............... 6,912 24,019
Johnson Matthey plc ........... 954 23,567
Just Eat Takeaway.com NV
(a)(c)(d)
.... 114 1,999
Kingfisher plc ................ 4,590 14,877
Legal & General Group plc ....... 5,301 15,641
Lloyds Banking Group plc ........ 140,985 85,651
London Stock Exchange Group plc .. 81 8,504
Man Group plc ............... 170 486
Marks & Spencer Group plc
(a)
...... 2,251 4,658
RELX plc ................... 2,728 90,893
Rightmove plc ................ 2,196 15,895
Segro plc ................... 661 6,959
Smiths Group plc .............. 1,060 22,413
Spectris plc .................. 74 3,505
Spirax-Sarco Engineering plc ...... 6 838
SSE plc .................... 631 14,559
Standard Chartered plc .......... 2,990 23,690
Subsea 7 SA ................. 336 3,841
Taylor Wimpey plc ............. 2,987 4,821
Tesco plc ................... 10,044 35,510
TORM plc, Class A ............. 28 876
Travis Perkins plc ............. 604 7,290
Unilever plc .................. 1,859 103,523
Vodafone Group plc ............ 21,324 25,613
WPP plc .................... 3,067 35,744
1,455,507
United States — 9.5%
CSL Ltd. .................... 352 70,272
Experian plc ................. 1,888 66,844
GSK plc .................... 6,501 117,234
Nestle SA (Registered) .......... 2,828 362,803
Roche Holding AG ............. 740 233,012
Sanofi ..................... 599 64,553

BlackRock Sustainable Advantage International Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
United States (continued)
Schneider Electric SE ........... 939 $ 163,754
Signify NV
(c)(d)
................ 1,053 35,167
Sims Ltd. ................... 102 1,069
Swiss Re AG ................. 1,052 105,941
Tenaris SA .................. 666 9,527
1,230,176
Total Common Stocks — 97.0%
(Cost: $11,223,837) .............................. 12,535,061
Preferred Securities
Preferred Stocks — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG
(Preference) ............... 8 851
Volkswagen AG (Preference) ...... 395 53,937
54,788
Total Preferred Stocks — 0.4%
(Cost: $55,414) ................................ 54,788
Total Long-Term Investments — 97.4%
(Cost: $11,279,251) .............................. 12,589,849
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.6%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.72%
(e)(f)
.... 330,572 $ 330,572
Total Short-Term Securities — 2.6%
(Cost: $330,572) ................................ 330,572
Total Investments — 100.0%
(Cost: $11,609,823) .............................. 12,920,421
Other Assets Less Liabilities — 0.0% ................... 1,536
Net Assets — 100.0% .............................. $ 12,921,957
(a)
Non-income producing security.
(b)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
Shares
Held at
04/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 235,086 $ 95,486
(a)
$ — $ — $ — $ 330,572 330,572 $ 7,599 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
.......... — 13
(a)
— (13) — — — 55
(c)
—
$ (13) $ — $ 330,572 $ 7,654 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2023
BlackRock Annual Report to Shareholders
BlackRock Sustainable Advantage International Equity Fund

Schedule of Investments
(continued)
April 30, 2023
Schedule of Investments
(continued)
April 30, 2023
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE E-Mini Index ..................................................... 3 06/16/23 $ 322 $ 2,918
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 2,918 $ — $ — $ — $ 2,918
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 4,527 $ — $ — $ — $ 4,527
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 7,128 $ — $ — $ — $ 7,128
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 226,285

BlackRock Sustainable Advantage International Equity Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2023
Schedule of Investments
(continued)
April 30, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ 56,708 $ 933,006 $ — $ 989,714
Austria .............................................. — 95,311 — 95,311
Belgium ............................................. — 160,824 — 160,824
China ............................................... — 73,591 — 73,591
Denmark ............................................. — 411,548 — 411,548
Finland .............................................. — 180,525 — 180,525
France .............................................. — 1,279,761 — 1,279,761
Germany ............................................ — 1,148,440 — 1,148,440
Hong Kong ........................................... — 259,544 — 259,544
Ireland .............................................. — 25,551 — 25,551
Israel ............................................... — 81,173 — 81,173
Italy ................................................ — 165,552 — 165,552
Japan ............................................... — 2,532,627 — 2,532,627
Luxembourg .......................................... — 61,194 — 61,194
Netherlands ........................................... — 743,250 — 743,250
New Zealand .......................................... — 55,962 — 55,962
Norway .............................................. — 140,347 — 140,347
Singapore ............................................ — 147,182 — 147,182
South Africa ........................................... — 22,402 — 22,402
Spain ............................................... — 267,481 — 267,481
Sweden ............................................. — 371,561 — 371,561
Switzerland ........................................... — 635,838 — 635,838
United Kingdom ........................................ 18,911 1,436,596 — 1,455,507
United States .......................................... — 1,230,176 — 1,230,176
Preferred Securities ....................................... — 54,788 — 54,788
Short-Term Securities
Money Market Funds ...................................... 330,572 — — 330,572
$ 406,191 $ 12,514,230 $ — $ 12,920,421
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 2,918 $ — $ — $ 2,918
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2023
BlackRock Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
April 30, 2023
Schedule of Investments
April 30, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Knollwood CDO Ltd., Series 2004-1A, Class
C, (3-mo. LIBOR USD + 3.20%), 8.41%,
01/10/39
(a)(b)
.................... USD 197 $ —
Total Asset-Backed Securities — 0.0%
(Cost: $193,411) ................................ —
Shares
Shares
Common Stocks
Aerospace & Defense — 0.5%
Airbus SE ........................ 10,841 1,518,115
BAE Systems plc ................... 31,519 401,551
Boeing Co. (The)
(c)
.................. 6,001 1,240,887
Dassault Aviation SA ................ 817 159,656
Elbit Systems Ltd. .................. 1,122 207,704
Kongsberg Gruppen ASA ............. 7,380 331,479
Lockheed Martin Corp. ............... 1,853 860,626
Northrop Grumman Corp. ............. 501 231,096
Raytheon Technologies Corp. .......... 12,414 1,240,159
Rheinmetall AG .................... 671 196,531
Safran SA ........................ 4,869 757,226
Thales SA ........................ 1,589 242,487
7,387,517
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. .......... 1,891 190,745
Deutsche Post AG (Registered) ......... 16,249 781,570
DSV A/S ......................... 1,841 346,481
Expeditors International of Washington, Inc. . 2,645 301,107
FedEx Corp. ...................... 3,277 746,435
United Parcel Service, Inc., Class B ...... 13,661 2,456,384
4,822,722
Automobile Components — 0.0%
Aptiv plc
(c)
........................ 1,828 188,028
Continental AG .................... 1,380 96,831
Denso Corp. ...................... 5,700 344,072
628,931
Automobiles — 1.3%
Bayerische Motoren Werke AG ......... 11,441 1,282,358
Ferrari NV ....................... 1,920 535,005
Ford Motor Co. .................... 78,242 929,515
General Motors Co. ................. 24,177 798,808
Honda Motor Co. Ltd. ................ 5,400 143,224
Isuzu Motors Ltd. ................... 16,600 196,030
Mercedes-Benz Group AG ............. 20,503 1,598,948
Renault SA
(c)
...................... 6,787 252,089
Stellantis NV ...................... 33,183 550,392
Suzuki Motor Corp. ................. 9,900 345,198
Tesla, Inc.
(c)
....................... 56,840 9,339,380
Toyota Motor Corp. ................. 178,500 2,450,812
Volvo Car AB, Class B
(c)
.............. 52,114 215,113
18,636,872
Banks — 4.0%
ANZ Group Holdings Ltd. ............. 78,263 1,270,854
Banco Bilbao Vizcaya Argentaria SA ...... 115,610 846,379
Banco Santander SA ................ 245,500 862,461
Bank Hapoalim BM ................. 21,711 187,031
Bank Leumi Le-Israel BM ............. 26,392 209,201
Bank of America Corp. ............... 187,419 5,487,628
Bank of Ireland Group plc ............. 11,494 118,882
Barclays plc ...................... 254,363 512,392
BNP Paribas SA ................... 21,210 1,370,450
Security
Shares
Shares Value
Banks (continued)
BOC Hong Kong Holdings Ltd. .......... 132,500 $ 418,266
CaixaBank SA ..................... 40,389 149,504
Citigroup, Inc. ..................... 50,282 2,366,774
Citizens Financial Group, Inc. .......... 12,406 383,842
Comerica, Inc. ..................... 2,993 129,806
Commerzbank AG
(c)
................. 20,536 228,219
Commonwealth Bank of Australia ........ 37,463 2,479,155
Credit Agricole SA .................. 18,929 231,379
Danske Bank A/S
(c)
.................. 10,407 219,950
DBS Group Holdings Ltd. ............. 34,700 857,436
DNB Bank ASA .................... 84,455 1,485,570
Erste Group Bank AG ................ 3,928 142,819
Fifth Third Bancorp ................. 25,671 672,580
FinecoBank Banca Fineco SpA ......... 23,610 357,873
First Citizens BancShares, Inc., Class A .... 333 335,391
First Horizon Corp. .................. 9,696 170,165
First International Bank of Israel Ltd. (The) .. 8,874 322,428
First Republic Bank
(d)
................ 6,010 21,095
Hang Seng Bank Ltd. ................ 19,300 286,081
HSBC Holdings plc ................. 369,853 2,665,660
Huntington Bancshares, Inc. ........... 40,176 449,971
ING Groep NV ..................... 58,506 725,608
Intesa Sanpaolo SpA ................ 258,076 678,583
Israel Discount Bank Ltd., Class A ....... 87,643 435,572
Japan Post Bank Co. Ltd.
(c)
............ 24,000 191,654
JPMorgan Chase & Co. .............. 76,230 10,538,035
KBC Group NV .................... 5,752 411,201
KeyCorp ......................... 35,748 402,523
M&T Bank Corp. ................... 5,543 697,309
Mitsubishi UFJ Financial Group, Inc. ...... 215,200 1,347,052
Mizrahi Tefahot Bank Ltd. ............. 10,811 354,528
Mizuho Financial Group, Inc. ........... 47,650 690,726
National Australia Bank Ltd. ............ 71,637 1,379,095
NatWest Group plc .................. 169,638 558,804
Nordea Bank Abp .................. 94,242 1,046,960
Oversea-Chinese Banking Corp. Ltd. ..... 57,700 545,894
PNC Financial Services Group, Inc. (The) .. 11,809 1,538,122
Regions Financial Corp. .............. 34,192 624,346
Resona Holdings, Inc. ............... 29,200 145,532
Skandinaviska Enskilda Banken AB, Class A 64,206 730,072
Societe Generale SA ................ 8,844 214,806
Standard Chartered plc ............... 43,427 344,078
Sumitomo Mitsui Financial Group, Inc. ..... 24,700 1,009,579
Sumitomo Mitsui Trust Holdings, Inc. ...... 5,600 201,867
Svenska Handelsbanken AB, Class A ..... 52,362 462,869
Swedbank AB, Class A ............... 28,873 501,710
Truist Financial Corp. ................ 34,477 1,123,261
UniCredit SpA ..................... 31,904 632,193
United Overseas Bank Ltd. ............ 18,400 390,779
US Bancorp ...................... 23,568 807,911
Wells Fargo & Co. .................. 110,984 4,411,614
Westpac Banking Corp. .............. 80,166 1,200,019
Zions Bancorp NA .................. 3,401 94,752
59,676,296
Beverages — 1.0%
Anheuser-Busch InBev SA/NV .......... 16,442 1,069,050
Asahi Group Holdings Ltd. ............. 12,200 471,336
Carlsberg A/S, Class B ............... 3,388 560,703
Coca-Cola Co. (The) ................ 43,769 2,807,781
Coca-Cola HBC AG ................. 20,049 612,030
Constellation Brands, Inc., Class A ....... 788 180,822
Diageo plc ....................... 47,990 2,189,117
Heineken Holding NV ................ 2,692 258,381
Heineken NV ..................... 10,505 1,206,238
Kirin Holdings Co. Ltd. ............... 30,800 500,356

BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2023
Schedule of Investments
(continued)
April 30, 2023
Security
Shares
Shares Value
Beverages (continued)
PepsiCo, Inc. ..................... 21,885 $ 4,177,628
Pernod Ricard SA .................. 4,733 1,093,083
Suntory Beverage & Food Ltd. .......... 6,700 252,224
Treasury Wine Estates Ltd. ............ 16,484 152,693
15,531,442
Biotechnology — 1.5%
AbbVie, Inc. ...................... 42,418 6,410,208
Amgen, Inc. ...................... 13,237 3,173,438
Argenx SE
(c)
...................... 1,023 394,620
Biogen, Inc.
(c)
..................... 3,508 1,067,239
CSL Ltd. ......................... 10,338 2,063,845
Genmab A/S
(c)
..................... 1,273 523,158
Gilead Sciences, Inc. ................ 30,509 2,508,145
Horizon Therapeutics plc
(c)
............. 1,710 190,084
Incyte Corp.
(c)
..................... 4,578 340,649
Moderna, Inc.
(c)
.................... 8,704 1,156,675
Regeneron Pharmaceuticals, Inc.
(c)
....... 2,735 2,192,896
Seagen, Inc.
(c)
..................... 951 190,200
Swedish Orphan Biovitrum AB
(c)
......... 8,964 218,143
Vertex Pharmaceuticals, Inc.
(c)
.......... 6,448 2,197,027
22,626,327
Broadline Retail — 1.9%
Amazon.com, Inc.
(c)
................. 216,610 22,841,525
eBay, Inc. ........................ 13,072 606,933
Etsy, Inc.
(c)
....................... 6,101 616,384
MercadoLibre, Inc.
(c)
................. 663 846,976
Next plc ......................... 4,702 398,950
Prosus NV
(c)
...................... 12,427 929,956
Wesfarmers Ltd. ................... 40,813 1,411,861
27,652,585
Building Products — 0.0%
Kingspan Group plc ................. 1,676 116,147
Nibe Industrier AB, Class B ............ 19,496 218,294
Rockwool A/S, Class B ............... 826 200,059
534,500
Capital Markets — 1.9%
3i Group plc ...................... 31,557 702,113
abrdn plc ........................ 31,728 85,022
Ameriprise Financial, Inc. ............. 1,231 375,603
Amundi SA
(b)(e)
..................... 2,815 184,424
ASX Ltd. ........................ 8,136 370,266
Bank of New York Mellon Corp. (The) ..... 11,143 474,580
Blackstone, Inc., Class A .............. 2,834 253,161
CBOE Global Markets, Inc. ............ 2,155 301,053
Charles Schwab Corp. (The) ........... 40,001 2,089,652
CME Group, Inc., Class A ............. 8,830 1,640,349
Deutsche Bank AG (Registered) ......... 25,465 279,929
Deutsche Boerse AG ................ 4,061 774,468
EQT AB ......................... 8,205 176,721
Euronext NV
(b)(e)
.................... 2,891 229,919
FactSet Research Systems, Inc. ......... 1,017 418,689
Goldman Sachs Group, Inc. (The) ....... 7,236 2,485,132
Hargreaves Lansdown plc ............. 17,654 178,734
Hong Kong Exchanges & Clearing Ltd. .... 20,300 842,793
Intercontinental Exchange, Inc. ......... 8,127 885,274
Japan Exchange Group, Inc. ........... 18,700 303,646
Julius Baer Group Ltd.
(c)
.............. 4,372 313,281
London Stock Exchange Group plc ....... 7,265 762,776
Macquarie Group Ltd. ................ 7,989 974,593
MarketAxess Holdings, Inc. ............ 1,152 366,762
Moody's Corp. ..................... 4,219 1,321,053
Morgan Stanley .................... 30,600 2,753,082
MSCI, Inc. ....................... 2,026 977,444
Security
Shares
Shares Value
Capital Markets (continued)
Nasdaq, Inc. ...................... 8,221 $ 455,197
Northern Trust Corp. ................. 3,022 236,200
Partners Group Holding AG ............ 628 609,621
Raymond James Financial, Inc. ......... 4,825 436,807
S&P Global, Inc. ................... 6,768 2,453,941
Schroders plc ..................... 67,265 411,992
St. James's Place plc ................ 19,183 291,737
State Street Corp. .................. 7,560 546,286
T. Rowe Price Group, Inc. ............. 5,065 568,951
UBS Group AG (Registered) ........... 50,261 1,022,940
27,554,191
Chemicals — 3.3%
Air Liquide SA ..................... 7,233 1,301,146
Air Products & Chemicals, Inc. .......... 12,145 3,575,002
Akzo Nobel NV .................... 10,835 898,852
Albemarle Corp. ................... 14,058 2,607,197
Arkema SA ....................... 2,623 259,528
BASF SE ........................ 18,150 938,793
Celanese Corp. .................... 6,714 713,295
CF Industries Holdings, Inc. ............ 16,429 1,175,988
Clariant AG (Registered)
(c)
............. 24,168 403,128
Corteva, Inc. ...................... 36,647 2,239,865
Croda International plc ............... 6,485 569,769
Dow, Inc. ........................ 38,181 2,077,046
DuPont de Nemours, Inc. ............. 24,452 1,704,793
Eastman Chemical Co. ............... 9,139 770,144
Ecolab, Inc. ...................... 29,429 4,939,363
EMS-Chemie Holding AG (Registered) .... 613 503,458
FMC Corp. ....................... 5,937 733,694
Givaudan SA (Registered) ............. 149 521,197
International Flavors & Fragrances, Inc. .... 26,205 2,540,837
Johnson Matthey plc ................ 6,131 151,458
Linde plc
(c)
....................... 17,054 6,300,600
LyondellBasell Industries NV, Class A ..... 15,842 1,498,812
Nippon Paint Holdings Co. Ltd. .......... 21,500 193,978
Nitto Denko Corp. .................. 11,300 730,525
Orica Ltd. ........................ 30,781 332,245
PPG Industries, Inc. ................. 24,260 3,402,708
RPM International, Inc. ............... 4,092 335,667
Sherwin-Williams Co. (The) ............ 22,567 5,360,565
Shin-Etsu Chemical Co. Ltd. ........... 20,500 584,984
Sika AG (Registered) ................ 1,976 545,817
Symrise AG ...................... 2,139 258,439
Toray Industries, Inc. ................ 17,400 98,611
Tosoh Corp. ...................... 11,900 158,988
Westlake Corp. .................... 2,958 336,561
Yara International ASA ............... 22,302 898,076
49,661,129
Commercial Services & Supplies — 0.0%
Secom Co. Ltd. .................... 6,900 441,835
Communications Equipment — 0.1%
Cisco Systems, Inc. ................. 19,274 910,696
Nokia OYJ ....................... 38,157 161,448
Telefonaktiebolaget LM Ericsson, Class B .. 67,243 370,220
1,442,364
Construction & Engineering — 0.2%
Bouygues SA ..................... 3,607 132,086
Eiffage SA ....................... 4,837 575,718
Ferrovial SA ...................... 8,620 270,266
Skanska AB, Class B ................ 15,479 253,182
Vinci SA ......................... 11,699 1,447,063
2,678,315

2023
BlackRock Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2023
Security
Shares
Shares Value
Construction Materials — 0.0%
CRH plc ......................... 13,117 $ 632,947
Consumer Finance — 0.3%
American Express Co. ............... 15,592 2,515,613
Capital One Financial Corp. ............ 7,156 696,279
Discover Financial Services ............ 7,256 750,778
Synchrony Financial ................. 9,732 287,192
4,249,862
Consumer Staples Distribution & Retail — 1.6%
Aeon Co. Ltd. ..................... 22,600 460,633
Carrefour SA ...................... 20,594 428,368
Coles Group Ltd. ................... 76,445 923,469
Costco Wholesale Corp. .............. 10,968 5,519,317
Dollar General Corp. ................ 7,096 1,571,480
Dollar Tree, Inc.
(c)
................... 5,514 847,557
Endeavour Group Ltd. ............... 44,435 200,278
J Sainsbury plc .................... 120,033 417,115
Jeronimo Martins SGPS SA ............ 32,956 831,652
Kesko OYJ, Class B ................. 24,019 500,745
Kobe Bussan Co. Ltd. ................ 5,600 156,623
Koninklijke Ahold Delhaize NV .......... 6,555 225,391
Kroger Co. (The) ................... 15,835 770,056
MatsukiyoCocokara & Co. ............. 3,100 166,005
Sysco Corp. ...................... 10,565 810,758
Target Corp. ...................... 12,562 1,981,655
Tesco plc ........................ 150,335 531,502
Walgreens Boots Alliance, Inc. .......... 7,733 272,588
Walmart, Inc. ...................... 36,166 5,459,981
Welcia Holdings Co. Ltd. .............. 7,600 159,122
Woolworths Group Ltd. ............... 38,448 991,837
23,226,132
Containers & Packaging — 0.9%
Avery Dennison Corp. ................ 1,496 261,022
Ball Corp. ........................ 25,064 1,332,903
Crown Holdings, Inc. ................ 7,147 613,070
International Paper Co. ............... 206,869 6,849,433
Packaging Corp. of America ........... 25,800 3,489,708
SIG Group AG
(c)
.................... 4,855 129,947
Smurfit Kappa Group plc .............. 4,866 180,281
WestRock Co. ..................... 15,802 472,954
13,329,318
Distributors — 0.1%
D'ieteren Group .................... 1,057 199,022
Pool Corp. ....................... 1,976 694,208
893,230
Diversified REITs — 0.0%
British Land Co. plc (The) ............. 13,120 66,101
Daiwa House REIT Investment Corp. ..... 85 180,852
Land Securities Group plc ............. 16,160 137,131
Stockland
(f)
....................... 37,540 111,283
495,367
Electric Utilities — 1.5%
Acciona SA ....................... 1,051 194,739
Alliant Energy Corp. ................. 2,686 148,106
American Electric Power Co., Inc. ........ 12,735 1,176,969
CLP Holdings Ltd. .................. 38,500 286,660
Constellation Energy Corp. ............ 11,537 892,964
Duke Energy Corp. ................. 14,214 1,405,480
Edison International ................. 10,166 748,218
EDP - Energias de Portugal SA ......... 70,353 387,645
Endesa SA ....................... 17,405 390,442
Enel SpA ........................ 143,673 981,590
Security
Shares
Shares Value
Electric Utilities (continued)
Entergy Corp. ..................... 3,777 $ 406,330
Evergy, Inc. ....................... 4,157 258,191
Eversource Energy ................. 5,053 392,163
Exelon Corp. ...................... 26,825 1,138,453
FirstEnergy Corp. .................. 11,961 476,048
Iberdrola SA ...................... 127,091 1,646,858
Mercury NZ Ltd. .................... 97,904 384,559
NextEra Energy, Inc. ................ 64,775 4,963,708
NRG Energy, Inc. ................... 9,581 327,383
Origin Energy Ltd. .................. 43,076 238,836
Orsted A/S
(b)(e)
..................... 2,436 218,631
PG&E Corp.
(c)
..................... 60,014 1,026,839
Pinnacle West Capital Corp. ........... 2,586 202,898
Power Assets Holdings Ltd. ............ 43,000 245,715
PPL Corp. ....................... 27,782 797,899
Red Electrica Corp. SA ............... 2,272 41,308
Southern Co. (The) ................. 18,934 1,392,596
SSE plc ......................... 33,861 781,281
Terna - Rete Elettrica Nazionale ......... 33,640 291,179
Verbund AG ...................... 1,144 101,885
Xcel Energy, Inc. ................... 10,542 736,991
22,682,564
Electrical Equipment — 0.2%
ABB Ltd. (Registered) ................ 22,242 802,350
Mitsubishi Electric Corp. .............. 17,200 213,261
Schneider Electric SE ................ 8,440 1,471,868
Vestas Wind Systems A/S ............. 12,604 348,760
2,836,239
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A ............. 13,169 993,864
Azbil Corp. ....................... 4,300 120,257
CDW Corp. ....................... 2,699 457,723
Corning, Inc. ...................... 9,372 311,338
Hexagon AB, Class B ................ 60,992 698,341
Ibiden Co. Ltd. ..................... 7,700 302,966
Keyence Corp. .................... 3,400 1,533,251
Murata Manufacturing Co. Ltd. .......... 4,200 238,292
Omron Corp. ...................... 8,800 516,201
Shimadzu Corp. .................... 8,600 268,980
TDK Corp. ....................... 21,700 746,023
Venture Corp. Ltd. .................. 20,500 261,903
Yokogawa Electric Corp. .............. 15,900 258,229
6,707,368
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class A ............ 16,293 476,407
Halliburton Co. .................... 13,071 428,075
Schlumberger NV .................. 16,422 810,426
Tenaris SA ....................... 7,979 114,142
1,829,050
Entertainment — 0.6%
Activision Blizzard, Inc. ............... 17,342 1,347,647
Capcom Co. Ltd. ................... 3,100 116,491
Electronic Arts, Inc. ................. 7,042 896,306
Netflix, Inc.
(c)
...................... 5,351 1,765,455
Nexon Co. Ltd. .................... 6,700 151,355
Nintendo Co. Ltd. ................... 21,300 900,508
ROBLOX Corp., Class A
(c)
............. 3,147 112,033
Sea Ltd., ADR
(c)
.................... 6,557 499,447
Square Enix Holdings Co. Ltd. .......... 2,300 113,181
Take-Two Interactive Software, Inc.
(c)
...... 4,155 516,425
Walt Disney Co. (The)
(c)
.............. 19,879 2,037,598
8,456,446

BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2023
Security
Shares
Shares Value
Financial Services — 2.7%
Adyen NV
(b)(c)(e)
.................... 312 $ 501,338
Berkshire Hathaway, Inc., Class B
(c)
...... 36,078 11,853,427
Block, Inc., Class A
(c)
................ 2,989 181,701
Edenred ......................... 8,491 551,691
Fidelity National Information Services, Inc. .. 14,820 870,230
Fiserv, Inc.
(c)
...................... 16,284 1,988,602
Global Payments, Inc. ............... 7,677 865,275
GMO Payment Gateway, Inc. ........... 2,600 203,351
Industrivarden AB, Class A ............ 13,065 373,831
Industrivarden AB, Class C ............ 14,800 422,636
Investor AB, Class A ................. 12,466 273,353
Investor AB, Class B ................. 47,690 1,024,531
Jack Henry & Associates, Inc. .......... 2,940 480,220
L E Lundbergforetagen AB, Class B ...... 5,989 287,359
M&G plc ......................... 76,477 197,658
Mastercard, Inc., Class A .............. 19,208 7,299,616
Nexi SpA
(b)(c)(e)
..................... 61,287 508,179
ORIX Corp. ....................... 22,500 382,782
PayPal Holdings, Inc.
(c)
............... 29,783 2,263,508
Toast, Inc., Class A
(c)
................ 9,437 171,753
Visa, Inc., Class A .................. 38,972 9,069,954
Worldline SA
(b)(c)(e)
.................. 14,496 630,615
40,401,610
Food Products — 1.9%
Ajinomoto Co., Inc. .................. 3,000 107,893
Archer-Daniels-Midland Co. ............ 24,278 1,895,626
Associated British Foods plc ........... 14,228 350,558
Bunge Ltd. ....................... 4,599 430,466
Campbell Soup Co. ................. 12,484 677,881
Chocoladefabriken Lindt & Spruengli AG ... 24 296,331
Chocoladefabriken Lindt & Spruengli AG
(Registered) .................... 4 493,048
Conagra Brands, Inc. ................ 27,354 1,038,358
Danone SA ....................... 9,052 599,095
General Mills, Inc. .................. 25,124 2,226,740
Hershey Co. (The) .................. 7,556 2,063,241
Hormel Foods Corp. ................. 23,036 931,576
J M Smucker Co. (The) ............... 4,123 636,632
Kellogg Co. ....................... 10,167 709,352
Kerry Group plc, Class A .............. 1,829 192,639
Kraft Heinz Co. (The) ................ 36,452 1,431,470
Lamb Weston Holdings, Inc. ........... 9,155 1,023,621
McCormick & Co., Inc. (Non-Voting) ...... 14,618 1,284,191
MEIJI Holdings Co. Ltd. .............. 21,900 528,441
Mondelez International, Inc., Class A ...... 37,320 2,863,190
Mowi ASA ........................ 22,037 420,450
Nestle SA (Registered) ............... 45,870 5,884,643
Nissin Foods Holdings Co. Ltd. ......... 1,200 115,695
Orkla ASA ........................ 138,855 998,060
Salmar ASA ...................... 5,296 235,293
Tyson Foods, Inc., Class A ............ 14,854 928,226
Wilmar International Ltd. .............. 104,100 307,482
Yakult Honsha Co. Ltd. ............... 2,300 172,992
28,843,190
Gas Utilities — 0.1%
APA Group
(f)
...................... 47,815 326,454
Hong Kong & China Gas Co. Ltd. ........ 197,222 175,119
Naturgy Energy Group SA ............. 9,837 306,288
Snam SpA ....................... 47,547 264,251
1,072,112
Ground Transportation — 0.4%
Aurizon Holdings Ltd. ................ 121,854 277,053
Central Japan Railway Co. ............ 3,000 371,396
Security
Shares
Shares Value
Ground Transportation (continued)
CSX Corp. ....................... 34,122 $ 1,045,498
East Japan Railway Co. .............. 7,500 429,162
Grab Holdings Ltd., Class A
(c)
........... 94,739 275,691
Hankyu Hanshin Holdings, Inc. .......... 7,000 218,549
Keisei Electric Railway Co. Ltd. ......... 3,900 137,627
MTR Corp. Ltd. .................... 45,000 224,844
Norfolk Southern Corp. ............... 3,334 676,902
Old Dominion Freight Line, Inc. ......... 1,248 399,847
Tokyu Corp. ...................... 14,200 200,448
Union Pacific Corp. ................. 10,702 2,094,381
West Japan Railway Co. .............. 6,000 260,051
6,611,449
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories ................. 35,642 3,937,372
Alcon, Inc. ....................... 6,843 498,282
Align Technology, Inc.
(c)
............... 1,291 419,962
Baxter International, Inc. .............. 5,123 244,265
Becton Dickinson & Co. .............. 4,606 1,217,412
BioMerieux ....................... 1,339 140,201
Boston Scientific Corp.
(c)
.............. 25,831 1,346,312
Carl Zeiss Meditec AG ............... 1,794 241,297
Cochlear Ltd. ..................... 2,709 444,188
Coloplast A/S, Class B ............... 1,572 226,495
Cooper Cos., Inc. (The) .............. 376 143,425
Dexcom, Inc.
(c)
..................... 7,468 906,167
Edwards Lifesciences Corp.
(c)
.......... 10,504 924,142
EssilorLuxottica SA ................. 7,388 1,462,676
Fisher & Paykel Healthcare Corp. Ltd. ..... 31,668 543,199
GE HealthCare Technologies, Inc.
(c)
...... 6,566 534,078
Getinge AB, Class B ................. 6,678 169,494
Hologic, Inc.
(c)
..................... 3,300 283,833
Hoya Corp. ....................... 6,800 713,014
IDEXX Laboratories, Inc.
(c)
............. 1,556 765,801
Insulet Corp.
(c)
..................... 1,355 430,944
Intuitive Surgical, Inc.
(c)
............... 6,875 2,070,888
Koninklijke Philips NV ................ 7,433 156,926
Medtronic plc ..................... 23,212 2,111,131
Olympus Corp.
(c)
................... 23,200 406,149
ResMed, Inc. ..................... 2,512 605,292
Siemens Healthineers AG
(b)(e)
........... 7,752 483,148
Smith & Nephew plc ................. 30,681 505,309
Sonova Holding AG (Registered) ........ 848 268,923
STERIS plc ....................... 937 176,671
Straumann Holding AG (Registered) ...... 2,139 321,814
Stryker Corp. ..................... 6,362 1,906,373
Sysmex Corp. ..................... 3,400 218,699
Terumo Corp. ..................... 16,500 494,106
Zimmer Biomet Holdings, Inc. .......... 2,716 376,003
25,693,991
Health Care Providers & Services — 0.9%
Cigna Group (The) .................. 2,160 547,106
CVS Health Corp. .................. 10,500 769,755
EBOS Group Ltd. ................... 15,708 431,075
Elevance Health, Inc. ................ 3,236 1,516,551
Fresenius SE & Co. KGaA ............. 9,410 272,645
HCA Healthcare, Inc. ................ 696 199,982
Humana, Inc. ..................... 1,070 567,624
Ramsay Health Care Ltd. ............. 4,524 194,538
Sonic Healthcare Ltd. ................ 13,186 310,833
UnitedHealth Group, Inc. .............. 17,317 8,521,523
13,331,632
Health Care REITs — 0.0%
Welltower, Inc. ..................... 1,657 131,268

2023
BlackRock Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2023
Security
Shares
Shares Value
Health Care Technology — 0.0%
M3, Inc.
(c)
........................ 9,600 $ 235,641
Hotel & Resort REITs — 0.0%
CapitaLand Ascott Trust
(f)
............. 5,177 4,203
Hotels, Restaurants & Leisure — 1.2%
Accor SA
(c)
....................... 9,158 324,899
Amadeus IT Group SA
(c)
.............. 2,074 145,771
Aristocrat Leisure Ltd. ................ 9,925 251,058
Booking Holdings, Inc.
(c)
.............. 635 1,705,807
Chipotle Mexican Grill, Inc.
(c)
........... 583 1,205,422
Compass Group plc ................. 25,430 670,868
Darden Restaurants, Inc. ............. 1,195 181,556
Entain plc ........................ 21,709 395,566
Evolution AB
(b)(e)
.................... 4,745 633,972
Flutter Entertainment plc
(c)
............. 1,351 269,954
Galaxy Entertainment Group Ltd. ........ 75,000 533,797
Hilton Worldwide Holdings, Inc. ......... 1,675 241,234
InterContinental Hotels Group plc ........ 4,352 299,229
Lottery Corp. Ltd. (The)
(c)
.............. 69,385 232,647
Marriott International, Inc., Class A ....... 3,651 618,260
McDonald's Corp. .................. 15,955 4,718,691
McDonald's Holdings Co. Japan Ltd. ...... 13,300 554,081
Norwegian Cruise Line Holdings Ltd.
(c)
..... 9,630 128,561
Oriental Land Co. Ltd. ............... 27,400 969,664
Sands China Ltd.
(c)
.................. 42,400 151,852
Starbucks Corp. .................... 22,347 2,554,039
Whitbread plc ..................... 17,192 703,703
Yum! Brands, Inc. .................. 1,526 214,525
17,705,156
Household Durables — 0.2%
Barratt Developments plc ............. 33,680 211,895
Berkeley Group Holdings plc ........... 3,904 218,476
Sony Group Corp. .................. 16,900 1,529,006
Taylor Wimpey plc .................. 132,188 213,334
2,172,711
Household Products — 2.9%
Church & Dwight Co., Inc. ............. 46,434 4,509,670
Clorox Co. (The) ................... 24,720 4,094,127
Colgate-Palmolive Co. ............... 87,203 6,958,800
Essity AB, Class B .................. 23,048 698,476
Henkel AG & Co. KGaA .............. 4,610 340,929
Kimberly-Clark Corp. ................ 41,833 6,061,183
Procter & Gamble Co. (The) ........... 123,953 19,383,770
Reckitt Benckiser Group plc ............ 12,278 992,183
Unicharm Corp. .................... 12,500 504,624
43,543,762
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) ................... 34,205 809,290
Meridian Energy Ltd. ................ 139,485 472,393
RWE AG ........................ 14,495 679,616
Vistra Corp. ...................... 12,809 305,623
2,266,922
Industrial Conglomerates — 0.4%
Hitachi Ltd. ....................... 13,500 746,748
Honeywell International, Inc. ........... 11,092 2,216,625
Jardine Cycle & Carriage Ltd. .......... 26,000 662,187
Keppel Corp. Ltd. ................... 75,000 348,254
Siemens AG (Registered) ............. 10,840 1,786,782
5,760,596
Industrial REITs — 0.2%
CapitaLand Ascendas REIT ............ 187,000 402,410
GLP J-REIT
(c)
..................... 150 171,386
Security
Shares
Shares Value
Industrial REITs (continued)
Goodman Group ................... 37,991 $ 489,766
Mapletree Logistics Trust ............. 106,400 139,243
Nippon Prologis REIT, Inc.
(c)
............ 14 31,893
Prologis, Inc. ...................... 13,285 1,663,946
Segro plc ........................ 25,857 272,221
3,170,865
Insurance — 1.1%
Admiral Group plc .................. 4,974 144,565
Aflac, Inc. ........................ 3,329 232,531
Ageas SA ........................ 2,788 124,221
AIA Group Ltd. .................... 205,600 2,238,383
Allianz SE (Registered) ............... 8,506 2,135,915
Assicurazioni Generali SpA ............ 6,835 142,360
Aviva plc ........................ 67,909 361,571
AXA SA ......................... 39,112 1,276,622
Dai-ichi Life Holdings, Inc.
(c)
............ 15,200 282,732
Gjensidige Forsikring ASA ............. 56,585 985,696
Hannover Rueck SE ................. 1,464 312,797
Insurance Australia Group Ltd. .......... 75,095 248,796
Legal & General Group plc ............ 179,880 530,740
Lincoln National Corp. ............... 3,522 76,533
Marsh & McLennan Cos., Inc. .......... 3,145 566,698
Medibank Pvt Ltd. .................. 119,344 282,435
MetLife, Inc. ...................... 2,624 160,930
MS&AD Insurance Group Holdings, Inc. ... 7,800 256,014
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) ................. 2,669 1,003,084
Phoenix Group Holdings plc ........... 19,896 148,236
Progressive Corp. (The) .............. 2,710 369,644
Prudential plc ..................... 43,090 659,322
QBE Insurance Group Ltd. ............ 35,169 359,631
Sampo OYJ, Class A ................ 9,990 506,642
Sompo Holdings, Inc. ................ 5,100 212,821
Suncorp Group Ltd. ................. 12,807 106,631
Swiss Life Holding AG (Registered) ....... 494 326,068
Swiss Re AG ...................... 4,848 488,213
Tokio Marine Holdings, Inc. ............ 33,600 675,596
Zurich Insurance Group AG ............ 2,706 1,312,281
16,527,708
Interactive Media & Services — 2.6%
Adevinta ASA
(c)
.................... 16,981 130,804
Alphabet, Inc., Class A
(c)
.............. 127,508 13,686,709
Alphabet, Inc., Class C
(c)
.............. 110,497 11,957,985
Auto Trader Group plc
(b)(e)
............. 49,631 396,898
Meta Platforms, Inc., Class A
(c)
.......... 47,550 11,427,216
REA Group Ltd. .................... 2,608 245,278
Scout24 SE
(b)(e)
.................... 2,079 129,578
SEEK Ltd. ....................... 9,080 148,152
38,122,620
IT Services — 0.7%
Accenture plc, Class A ............... 12,934 3,625,271
Bechtle AG ....................... 4,418 205,478
Capgemini SE ..................... 2,734 498,565
Cognizant Technology Solutions Corp., Class A 8,555 510,819
DXC Technology Co.
(c)
............... 5,203 124,092
Fujitsu Ltd. ....................... 4,600 613,076
International Business Machines Corp. .... 16,472 2,082,225
Itochu Techno-Solutions Corp. .......... 17,900 463,531
NEC Corp. ....................... 12,100 465,309
Nomura Research Institute Ltd. ......... 6,600 166,053
Obic Co. Ltd. ...................... 3,900 600,893
Otsuka Corp. ..................... 12,200 444,068
SCSK Corp. ...................... 33,300 502,757

BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2023
Security
Shares
Shares Value
IT Services (continued)
TIS, Inc. ......................... 15,100 $ 414,642
VeriSign, Inc.
(c)
.................... 819 181,654
10,898,433
Leisure Products — 0.1%
Hasbro, Inc. ...................... 13,677 809,952
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc. ............. 5,653 765,586
Bio-Techne Corp. ................... 1,379 110,154
Charles River Laboratories International, Inc.
(c)
915 173,960
Danaher Corp. .................... 14,439 3,420,743
Eurofins Scientific SE ................ 3,330 232,600
Illumina, Inc.
(c)
..................... 3,919 805,590
IQVIA Holdings, Inc.
(c)
................ 3,281 617,583
Lonza Group AG (Registered) .......... 1,198 747,121
Mettler-Toledo International, Inc.
(c)
........ 428 638,362
PerkinElmer, Inc. ................... 1,938 252,889
QIAGEN NV
(c)
..................... 8,603 384,732
Sartorius Stedim Biotech .............. 989 264,952
Thermo Fisher Scientific, Inc. ........... 9,011 5,000,204
Waters Corp.
(c)
.................... 911 273,628
West Pharmaceutical Services, Inc. ...... 1,586 572,927
14,261,031
Machinery — 0.1%
Alstom SA ....................... 9,354 235,109
Atlas Copco AB, Class A .............. 19,406 280,691
FANUC Corp. ..................... 10,000 337,712
Kone OYJ, Class B ................. 5,845 333,461
Sandvik AB ....................... 7,679 156,420
SMC Corp. ....................... 800 398,996
1,742,389
Marine Transportation — 0.0%
Mitsui OSK Lines Ltd. ................ 4,400 109,079
Nippon Yusen KK ................... 5,600 132,378
241,457
Media — 0.1%
Comcast Corp., Class A .............. 32,802 1,357,019
Informa plc ....................... 27,744 252,223
News Corp., Class B ................ 2,697 47,872
Publicis Groupe SA
(c)
................ 1,374 112,334
WPP plc ......................... 22,966 267,655
2,037,103
Metals & Mining — 0.8%
Anglo American plc ................. 18,995 585,315
BHP Group Ltd. .................... 94,973 2,818,561
Cleveland-Cliffs, Inc.
(c)
............... 27,953 429,917
Fortescue Metals Group Ltd. ........... 54,271 759,340
Glencore plc
(c)
..................... 203,390 1,200,537
Mineral Resources Ltd. ............... 5,488 270,726
Nucor Corp. ...................... 14,385 2,131,569
Pilbara Minerals Ltd.
(c)
............... 50,965 145,057
Reliance Steel & Aluminum Co. ......... 2,701 669,308
Rio Tinto Ltd. ..................... 5,337 400,300
Rio Tinto plc ...................... 25,756 1,637,371
Steel Dynamics, Inc. ................. 11,002 1,143,658
12,191,659
Multi-Utilities — 0.7%
Ameren Corp. ..................... 7,589 675,193
CenterPoint Energy, Inc. .............. 6,274 191,169
CMS Energy Corp. .................. 3,818 237,709
Consolidated Edison, Inc. ............. 11,160 1,098,925
Dominion Energy, Inc. ................ 24,957 1,426,043
Security
Shares
Shares Value
Multi-Utilities (continued)
DTE Energy Co. ................... 5,092 $ 572,392
E.ON SE ........................ 45,188 597,735
Engie SA ........................ 34,039 544,770
National Grid plc ................... 99,410 1,425,333
Public Service Enterprise Group, Inc. ..... 24,586 1,553,835
Sempra Energy .................... 8,032 1,248,896
Veolia Environnement SA ............. 17,626 558,126
WEC Energy Group, Inc. .............. 9,163 881,206
11,011,332
Office REITs — 0.0%
Gecina SA ....................... 1,657 184,462
Japan Real Estate Investment Corp. ...... 41 162,458
Nippon Building Fund, Inc. ............. 54 226,434
573,354
Oil, Gas & Consumable Fuels — 3.0%
Aker BP ASA ...................... 26,975 644,860
APA Corp. ....................... 8,879 327,191
BP plc .......................... 336,899 2,260,254
Chevron Corp. ..................... 38,686 6,521,686
ConocoPhillips .................... 27,321 2,811,058
Coterra Energy, Inc. ................. 11,753 300,877
Devon Energy Corp. ................. 13,874 741,288
Diamondback Energy, Inc. ............. 3,415 485,613
Eni SpA ......................... 44,859 677,703
EOG Resources, Inc. ................ 13,207 1,577,840
EQT Corp. ....................... 4,489 156,397
Equinor ASA ...................... 36,522 1,051,506
Exxon Mobil Corp. .................. 95,774 11,333,895
Hess Corp. ....................... 5,863 850,487
Inpex Corp. ....................... 28,900 316,254
Kinder Morgan, Inc. ................. 8,449 144,900
Marathon Oil Corp. .................. 9,325 225,292
Marathon Petroleum Corp. ............ 8,740 1,066,280
Matador Resources Co. .............. 939 46,039
Neste OYJ ....................... 7,380 357,667
Occidental Petroleum Corp. ............ 16,892 1,039,365
ONEOK, Inc. ...................... 5,893 385,461
Phillips 66 ........................ 8,037 795,663
Pioneer Natural Resources Co. ......... 5,407 1,176,293
Repsol SA ....................... 16,670 244,877
Santos Ltd. ....................... 108,555 514,236
Shell plc ......................... 131,384 4,037,190
Texas Pacific Land Corp. .............. 174 257,111
TotalEnergies SE ................... 43,859 2,802,588
Valero Energy Corp. ................. 8,109 929,859
Williams Cos., Inc. (The) .............. 11,439 346,144
Woodside Energy Group Ltd. ........... 36,890 837,046
45,262,920
Paper & Forest Products — 0.0%
Mondi plc ........................ 27,566 439,273
Passenger Airlines — 1.1%
Alaska Air Group, Inc.
(c)
............... 2,902 126,121
American Airlines Group, Inc.
(c)
.......... 14,868 202,800
ANA Holdings, Inc.
(c)
................. 11,600 253,031
Delta Air Lines, Inc.
(c)
................ 196,384 6,737,935
Qantas Airways Ltd.
(c)
................ 139,260 614,129
Singapore Airlines Ltd. ............... 24,100 105,999
Southwest Airlines Co.
(c)
.............. 240,942 7,298,133
United Airlines Holdings, Inc.
(c)
.......... 7,471 327,230
15,665,378

2023
BlackRock Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2023
Security
Shares
Shares Value
Personal Care Products — 1.0%
Beiersdorf AG ..................... 4,835 $ 675,108
Estee Lauder Cos., Inc. (The), Class A .... 29,538 7,287,615
Haleon plc
(c)
...................... 83,811 368,492
Kao Corp. ........................ 19,600 792,007
Kobayashi Pharmaceutical Co. Ltd. ....... 3,600 224,647
L'Oreal SA ....................... 5,931 2,834,527
Shiseido Co. Ltd. ................... 4,900 245,616
Unilever plc ....................... 55,462 3,088,243
15,516,255
Pharmaceuticals — 4.1%
Astellas Pharma, Inc. ................ 46,300 697,489
AstraZeneca plc ................... 27,806 4,092,014
Bayer AG (Registered) ............... 18,284 1,206,676
Bristol-Myers Squibb Co. .............. 50,595 3,378,228
Catalent, Inc.
(c)
.................... 5,017 251,452
Chugai Pharmaceutical Co. Ltd. ......... 19,100 492,888
Daiichi Sankyo Co. Ltd. ............... 32,000 1,098,068
Eisai Co. Ltd. ..................... 5,400 311,598
Eli Lilly & Co. ..................... 18,373 7,273,136
GSK plc ......................... 81,450 1,468,801
Ipsen SA ........................ 1,672 202,755
Johnson & Johnson ................. 58,011 9,496,401
Kyowa Kirin Co. Ltd. ................. 6,500 144,634
Merck & Co., Inc. ................... 58,276 6,729,130
Merck KGaA ...................... 3,402 610,213
Novartis AG (Registered) ............. 36,439 3,727,487
Novo Nordisk A/S, Class B ............ 28,054 4,666,909
Ono Pharmaceutical Co. Ltd. ........... 10,200 205,378
Organon & Co. .................... 5,813 143,174
Otsuka Holdings Co. Ltd. ............. 8,100 275,568
Pfizer, Inc. ....................... 131,411 5,110,574
Roche Holding AG .................. 11,753 3,680,337
Sanofi .......................... 21,452 2,311,845
Shionogi & Co. Ltd. ................. 7,800 349,163
Takeda Pharmaceutical Co. Ltd. ......... 34,200 1,134,043
Teva Pharmaceutical Industries Ltd., ADR
(c)
. 24,939 217,718
UCB SA ......................... 1,245 115,732
Zoetis, Inc., Class A ................. 11,268 1,980,689
61,372,100
Professional Services — 0.2%
Automatic Data Processing, Inc. ......... 1,951 429,220
Bureau Veritas SA .................. 12,745 367,503
Intertek Group plc .................. 2,887 151,031
Paycom Software, Inc.
(c)
.............. 2,393 694,855
Paylocity Holding Corp.
(c)
.............. 1,392 269,060
Recruit Holdings Co. Ltd. ............. 11,800 331,033
RELX plc ........................ 17,778 592,340
Teleperformance ................... 544 108,721
2,943,763
Real Estate Management & Development — 0.2%
Capitaland Investment Ltd. ............ 90,800 254,170
CK Asset Holdings Ltd. ............... 57,000 337,048
Daito Trust Construction Co. Ltd. ........ 2,800 265,378
Daiwa House Industry Co. Ltd. .......... 26,100 665,249
Hulic Co. Ltd. ..................... 18,000 154,981
Mitsubishi Estate Co. Ltd. ............. 15,400 189,794
Mitsui Fudosan Co. Ltd. .............. 10,100 200,606
Sino Land Co. Ltd. .................. 76,000 102,415
Sun Hung Kai Properties Ltd. ........... 54,000 751,858
Swire Properties Ltd. ................ 90,400 242,971
Wharf Real Estate Investment Co. Ltd. .... 48,000 276,803
3,441,273
Security
Shares
Shares Value
Retail REITs — 0.1%
CapitaLand Integrated Commercial Trust ... 95,100 $ 145,212
Federal Realty Investment Trust ......... 1,673 165,443
Link REIT ........................ 81,740 534,653
Simon Property Group, Inc. ............ 1,960 222,107
1,067,415
Semiconductors & Semiconductor Equipment — 3.3%
Advanced Micro Devices, Inc.
(c)
......... 28,026 2,504,684
Advantest Corp. .................... 12,100 942,976
Analog Devices, Inc. ................. 6,006 1,080,359
Applied Materials, Inc. ............... 18,678 2,111,174
ASM International NV ................ 978 355,062
ASML Holding NV .................. 7,509 4,765,307
Broadcom, Inc. .................... 7,552 4,731,328
Disco Corp. ....................... 9,000 1,024,697
Enphase Energy, Inc.
(c)
............... 1,944 319,205
First Solar, Inc.
(c)
................... 847 154,645
Infineon Technologies AG ............. 40,444 1,472,840
Intel Corp. ....................... 77,034 2,392,676
KLA Corp. ........................ 3,327 1,286,019
Lam Research Corp. ................ 2,398 1,256,744
Micron Technology, Inc. ............... 19,266 1,239,960
Monolithic Power Systems, Inc. ......... 382 176,472
NVIDIA Corp. ..................... 50,891 14,121,744
ON Semiconductor Corp.
(c)
............ 9,924 714,131
Qorvo, Inc.
(c)
...................... 1,875 172,650
QUALCOMM, Inc. .................. 17,538 2,048,438
Renesas Electronics Corp.
(c)
........... 29,300 381,851
Rohm Co. Ltd. ..................... 2,000 150,576
Skyworks Solutions, Inc. .............. 974 103,147
SolarEdge Technologies, Inc.
(c)
.......... 1,100 314,193
SUMCO Corp. ..................... 67,400 928,210
Texas Instruments, Inc. ............... 16,665 2,786,388
Tokyo Electron Ltd. ................. 8,400 961,846
48,497,322
Software — 5.8%
Adobe, Inc.
(c)
...................... 11,927 4,503,158
ANSYS, Inc.
(c)
..................... 836 262,437
Atlassian Corp., Class A
(c)
............. 1,114 164,493
Autodesk, Inc.
(c)
.................... 3,571 695,595
Black Knight, Inc.
(c)
.................. 3,192 174,411
Cadence Design Systems, Inc.
(c)
........ 7,401 1,550,139
Check Point Software Technologies Ltd.
(c)
.. 2,680 341,325
Crowdstrike Holdings, Inc., Class A
(c)
...... 1,607 192,920
CyberArk Software Ltd.
(c)
.............. 1,648 205,341
Dassault Systemes SE ............... 11,865 481,667
Datadog, Inc., Class A
(c)
.............. 2,177 146,686
DocuSign, Inc.
(c)
................... 3,965 196,030
Fair Isaac Corp.
(c)
................... 836 608,566
Fortinet, Inc.
(c)
..................... 18,309 1,154,383
HubSpot, Inc.
(c)
.................... 635 267,303
Intuit, Inc. ........................ 7,047 3,128,516
Microsoft Corp. .................... 172,582 53,027,545
Nice Ltd.
(c)
....................... 1,795 367,939
Oracle Corp. ...................... 39,100 3,703,552
Oracle Corp. Japan
(c)
................ 6,600 473,674
Palantir Technologies, Inc., Class A
(c)
...... 21,367 165,594
Roper Technologies, Inc. .............. 3,347 1,522,149
Sage Group plc (The) ................ 35,753 368,718
Salesforce, Inc.
(c)
................... 25,596 5,077,479
SAP SE ......................... 17,038 2,305,517
ServiceNow, Inc.
(c)
.................. 5,480 2,517,622
Splunk, Inc.
(c)
..................... 2,521 217,411
Synopsys, Inc.
(c)
................... 2,713 1,007,391
Temenos AG (Registered) ............. 2,157 181,692

BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2023
Security
Shares
Shares Value
Software (continued)
Tyler Technologies, Inc.
(c)
............. 1,775 $ 672,778
VMware, Inc., Class A
(c)
.............. 2,234 279,317
WiseTech Global Ltd. ................ 3,749 171,726
Workday, Inc., Class A
(c)
.............. 1,573 292,798
Xero Ltd.
(c)
....................... 1,862 116,237
Zoom Video Communications, Inc., Class A
(c)
3,162 194,242
86,736,351
Specialized REITs — 0.2%
American Tower Corp. ............... 6,439 1,316,067
Crown Castle, Inc. .................. 4,077 501,838
Equinix, Inc. ...................... 1,084 784,903
Public Storage ..................... 1,376 405,686
3,008,494
Specialty Retail — 2.8%
Advance Auto Parts, Inc. .............. 8,452 1,060,980
AutoZone, Inc.
(c)
................... 1,369 3,646,071
Best Buy Co., Inc. .................. 25,124 1,872,240
Burlington Stores, Inc.
(c)
.............. 3,400 655,554
CarMax, Inc.
(c)
..................... 20,746 1,452,842
Fast Retailing Co. Ltd. ............... 2,400 568,324
H & M Hennes & Mauritz AB, Class B ..... 22,175 325,103
Home Depot, Inc. (The) .............. 46,622 14,011,776
Industria de Diseno Textil SA ........... 14,274 490,694
JD Sports Fashion plc ................ 59,060 119,866
Kingfisher plc ..................... 45,035 145,963
Lowe's Cos., Inc. ................... 34,297 7,127,946
Nitori Holdings Co. Ltd. ............... 1,900 241,938
O'Reilly Automotive, Inc.
(c)
............. 4,384 4,021,487
Ross Stores, Inc. ................... 19,352 2,065,439
TJX Cos., Inc. (The) ................. 46,876 3,694,766
USS Co. Ltd. ...................... 7,800 131,071
Zalando SE
(b)(c)(e)
................... 6,293 258,828
ZOZO, Inc. ....................... 5,400 113,640
42,004,528
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc. ....................... 323,515 54,894,025
FUJIFILM Holdings Corp. ............. 10,800 562,896
HP, Inc. ......................... 4,437 131,823
Logitech International SA (Registered) ..... 5,124 303,224
55,891,968
Textiles, Apparel & Luxury Goods — 1.5%
adidas AG ....................... 2,159 380,213
Cie Financiere Richemont SA (Registered) .. 7,529 1,244,550
Hermes International ................ 348 755,535
Kering SA ........................ 918 587,857
Lululemon Athletica, Inc.
(c)
............. 8,968 3,407,212
LVMH Moet Hennessy Louis Vuitton SE .... 4,144 3,986,036
Moncler SpA ...................... 3,189 236,564
NIKE, Inc., Class B ................. 82,863 10,500,399
Ralph Lauren Corp., Class A ........... 934 107,214
Tapestry, Inc. ...................... 5,395 220,170
VF Corp. ........................ 68,298 1,605,686
23,031,436
Tobacco — 0.3%
Altria Group, Inc. ................... 13,748 653,168
British American Tobacco plc ........... 39,783 1,469,814
Imperial Brands plc ................. 23,194 574,147
Japan Tobacco, Inc. ................. 25,000 537,922
Philip Morris International, Inc. .......... 14,952 1,494,751
4,729,802
Security
Shares
Shares Value
Trading Companies & Distributors — 0.1%
ITOCHU Corp. .................... 23,700 $ 786,244
Mitsubishi Corp. .................... 9,100 337,391
Mitsui & Co. Ltd. ................... 15,200 474,524
1,598,159
Transportation Infrastructure — 0.1%
Aena SME SA
(b)(c)(e)
................. 3,898 656,489
Aeroports de Paris
(c)
................. 2,849 452,723
Auckland International Airport Ltd.
(c)
...... 154,313 844,919
Getlink SE ....................... 6,110 114,191
2,068,322
Water Utilities — 0.2%
American Water Works Co., Inc. ......... 10,190 1,510,668
Severn Trent plc ................... 10,850 399,644
United Utilities Group plc .............. 26,318 357,516
2,267,828
Total Common Stocks — 69.5%
(Cost: $828,425,127) ............................. 1,039,518,282
Beneficial Interest
(000)
Other Interests
(g)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(c)(h)(i)
...... USD 300 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.2%
Automobiles — 0.1%
Dr. Ing h c F Porsche AG (Preference)
(e)
... 4,628 579,513
Volkswagen AG (Preference) ........... 4,798 655,166
1,234,679
Household Products — 0.1%
Henkel AG & Co. KGaA (Preference) ...... 7,637 617,440
Life Sciences Tools & Services — 0.0%
Sartorius AG (Preference) ............. 619 240,599
Total Preferred Securities — 0.2%
(Cost: $2,066,021) .............................. 2,092,718
Rights
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR
(c)(i)
.............. 843 2,377
Total Rights — 0.0%
(Cost: $860) ................................... 2,377

2023
BlackRock Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Warrants
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp. (Issued/
Exercisable 07/06/20, 1 Share for 1 Warrant,
Expires 08/03/27, Strike Price USD 22.00)
(c)
1,587 $ 63,798
Total Warrants — 0.0%
(Cost: $7,856) ................................. 63,798
Total Long-Term Investments — 69.7%
(Cost: $830,693,275) ............................. 1,041,677,175
Short-Term Securities
Money Market Funds — 6.9%
(j)(k)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.72% ................... 102,641,987 102,641,987
SL Liquidity Series, LLC, Money Market Series,
5.02%
(l)
....................... 38,624 38,627
Total Money Market Funds — 6.9%
(Cost: $102,680,609) ............................. 102,680,614
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 15.5%
U.S. Treasury Bills
4.62%, 06/08/23
(m)(n)
............... USD 31,854 $ 31,693,856
4.46%, 07/13/23
(m)
................ 31,881 31,561,586
4.57%, 08/10/23
(m)(n)
............... 45,812 45,182,880
0.00%, 08/29/23
(o)
................ 28,000 27,536,528
4.82%, 09/07/23
(m)(n)
............... 28,603 28,107,509
4.88%, 10/05/23
(m)(n)
............... 28,694 28,091,001
5.06%, 02/22/24
(m)
................ 22,000 21,177,503
4.59%, 03/21/24
(m)(n)
............... 20,000 19,167,639
Total U.S. Treasury Obligations — 15.5%
(Cost: $232,639,451) ............................. 232,518,502
Total Short-Term Securities — 22.4%
(Cost: $335,320,060) ............................. 335,199,116
Total Investments — 92.1%
(Cost: $1,166,013,335 ) ........................... 1,376,876,291
Other Assets Less Liabilities — 7.9% ................... 118,466,987
Net Assets — 100.0% ..............................
$ 1,495,343,278
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
All or a portion of this security is on loan.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Affiliate of the Fund.
(k)
Annualized 7-day yield as of period end.
(l)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(m)
Rates are discount rates or a range of discount rates as of period end.
(n)
All or a portion of the security has been pledged in connection with outstanding futures contracts.
(o)
Zero-coupon bond.
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
Shares
Held at
04/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 127,278,609 $ — $ (24,636,622)
(a)
$ — $ — $ 102,641,987 102,641,987 $ 2,648,779 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 10,572,576 — (10,534,676)
(a)
1,190 (463) 38,627 38,624 33,322
(b)
—
$ 1,190 $ (463) $ 102,680,614 $ 2,682,101 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2023
Schedule of Investments
(continued)
April 30, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CAC 40 10 Euro Index ...................................................... 1,682 05/19/23 $ 138,358 $ (44,053)
OMX Stockholm 30 Index .................................................... 3,255 05/19/23 72,024 573,538
SGX NIFTY 50 Index ....................................................... 366 05/25/23 13,325 338,904
Euro-Bund .............................................................. 489 06/08/23 73,044 691,590
TOPIX Index ............................................................. 591 06/08/23 89,558 3,777,997
Australia 10 Year Bond ...................................................... 522 06/15/23 42,297 47,037
FTSE/JSE Top 40 Index ..................................................... 1,087 06/15/23 43,568 1,269,255
S&P/TSX 60 Index ......................................................... 150 06/15/23 27,645 910,154
SPI 200 Index ............................................................ 690 06/15/23 84,160 1,936,462
S&P 500 E-Mini Index ....................................................... 100 06/16/23 20,943 1,316,508
WIG20 Index ............................................................. 502 06/16/23 4,712 40,211
U.S. Treasury 10 Year Note ................................................... 4,177 06/21/23 482,248 2,795,572
13,653,175
Short Contracts
IBEX 35 Index ............................................................ 970 05/19/23 98,723 1,533,388
Euro- Bobl ............................................................... 2,703 06/08/23 351,366 (6,457,275)
Euro-Bund .............................................................. 408 06/08/23 60,944 (1,992,132)
Japan 10 Year Bond ........................................................ 227 06/13/23 247,585 (4,509,833)
DAX Index .............................................................. 174 06/16/23 76,954 (3,353,607)
FTSE 100 Index ........................................................... 315 06/16/23 31,127 56,157
FTSE/MIB Index ........................................................... 257 06/16/23 38,131 270,582
Mini-DAX Index ........................................................... 56 06/16/23 4,953 (27,648)
MSCI EAFE E-Mini Index ..................................................... 2,467 06/16/23 265,153 (17,255,070)
S&P 500 E-Mini Index ....................................................... 3,260 06/16/23 682,726 (40,502,972)
Canada 10 Year Bond ....................................................... 1,585 06/21/23 147,497 (142,589)
U.S. Treasury Ultra Bond ..................................................... 206 06/21/23 29,162 (1,095,321)
Long Gilt ................................................................ 2,821 06/28/23 359,705 5,467,774
SET50 Index ............................................................. 448 06/29/23 2,422 98,465
(67,910,081)
$ (54,256,906)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 9,887,000 USD 1,863,338 Goldman Sachs International 06/21/23 $ 99,585
CHF 383,000 USD 410,919 Bank of America NA 06/21/23 20,116
CHF 4,884,000 USD 5,244,806 UBS AG 06/21/23 251,735
EUR 29,676,879 USD 31,495,775 Citibank NA 06/21/23 1,301,588
EUR 32,462,880 USD 34,481,636 Goldman Sachs International 06/21/23 1,394,672
EUR 3,864,000 USD 4,135,169 JPMorgan Chase Bank NA 06/21/23 135,125
EUR 2,242,000 USD 2,421,224 Morgan Stanley & Co. International plc 06/21/23 56,519
GBP 1,943,000 USD 2,364,050 Morgan Stanley & Co. International plc 06/21/23 80,456
MXN 27,245,000 USD 1,473,371 Morgan Stanley & Co. International plc 06/21/23 25,999
SEK 280,000 USD 26,774 Goldman Sachs International 06/21/23 602
SEK 23,361,000 USD 2,260,464 HSBC Bank plc 06/21/23 23,640
SGD 921,000 USD 685,468 UBS AG 06/21/23 6,063
USD 3,107,992 AUD 4,612,000 Bank of America NA 06/21/23 49,496
USD 5,471,190 AUD 8,101,000 HSBC Bank plc 06/21/23 98,923
USD 8,335,472 AUD 12,427,000 UBS AG 06/21/23 94,370
USD 4,012,612 JPY 540,940,000 Commonwealth Bank of Australia 06/21/23 11,074
USD 3,524,555 JPY 465,831,000 HSBC Bank plc 06/21/23 78,627
USD 7,154,854 KRW 9,397,042,000 Bank of America NA 06/21/23 109,563
USD 6,172,429 NOK 64,862,000 BNP Paribas SA 06/21/23 70,683
USD 5,321,120 NOK 55,292,000 Goldman Sachs International 06/21/23 119,650

2023
BlackRock Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(continued)
April 30, 2023
Schedule of Investments
(continued)
April 30, 2023
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 3,000,173 SEK 30,671,000 Morgan Stanley & Co. International plc 06/21/23 $ 1,339
CLP 784,757,000 USD 954,668 Morgan Stanley & Co. International plc 06/22/23 10,735
CLP 6,068,632,000 USD 7,392,657 Standard Chartered Bank 06/22/23 72,932
CLP 7,826,899,000 USD 9,461,347 Toronto Dominion Bank 06/22/23 167,249
4,280,741
AUD 6,850,000 USD 4,594,116 JPMorgan Chase Bank NA 06/21/23 (51,463)
AUD 5,780,000 USD 3,875,600 Morgan Stanley & Co. International plc 06/21/23 (42,529)
CHF 1,987,000 USD 2,251,252 BNP Paribas SA 06/21/23 (15,047)
CHF 5,140,000 USD 5,819,039 Goldman Sachs International 06/21/23 (34,391)
EUR 4,782,000 USD 5,294,066 HSBC Bank plc 06/21/23 (9,245)
JPY 684,121,000 USD 5,285,326 Goldman Sachs International 06/21/23 (224,624)
JPY 281,007,000 USD 2,098,762 JPMorgan Chase Bank NA 06/21/23 (20,047)
JPY 648,590,000 USD 4,816,316 Morgan Stanley & Co. International plc 06/21/23 (18,450)
KRW 12,525,472,000 USD 9,585,923 BNP Paribas SA 06/21/23 (195,138)
KRW 7,656,669,000 USD 5,811,333 Nomura International plc 06/21/23 (70,861)
NOK 61,322,000 USD 5,860,971 Morgan Stanley & Co. International plc 06/21/23 (92,243)
NZD 555,000 USD 344,975 Morgan Stanley & Co. International plc 06/21/23 (1,834)
USD 5,315,876 BRL 28,489,000 HSBC Bank plc 06/21/23 (340,209)
USD 1,807,787 CAD 2,459,000 Bank of America NA 06/21/23 (9,075)
USD 649,357 CAD 882,000 HSBC Bank plc 06/21/23 (2,320)
USD 5,370,713 CHF 4,850,000 HSBC Bank plc 06/21/23 (87,563)
USD 2,377,497 EUR 2,173,000 Bank of New York Mellon 06/21/23 (23,991)
USD 2,140,657 EUR 1,946,000 HSBC Bank plc 06/21/23 (9,962)
USD 898,305 EUR 843,000 JPMorgan Chase Bank NA 06/21/23 (33,335)
USD 2,020,969 EUR 1,883,000 Morgan Stanley & Co. International plc 06/21/23 (60,026)
USD 9,275,491 EUR 8,705,000 Westpac Banking Corp. 06/21/23 (344,824)
USD 3,499,625 GBP 2,801,000 Bank of New York Mellon 06/21/23 (24,338)
USD 4,416,752 GBP 3,690,000 HSBC Bank plc 06/21/23 (225,670)
USD 1,860,724 GBP 1,555,000 Morgan Stanley & Co. International plc 06/21/23 (95,640)
USD 87,580 INR 7,270,000 BNP Paribas SA 06/21/23 (1,135)
USD 2,448,746 NZD 3,973,000 HSBC Bank plc 06/21/23 (7,646)
USD 1,261,874 PLN 5,634,000 Goldman Sachs International 06/21/23 (87,809)
USD 1,514,683 SEK 15,844,000 Toronto Dominion Bank 06/21/23 (34,456)
USD 1,676,081 SGD 2,253,000 Toronto Dominion Bank 06/21/23 (15,579)
USD 6,567,110 THB 226,981,000 Credit Agricole Corporate & Investment Bank SA 06/21/23 (114,053)
USD 1,238,382 ZAR 22,766,000 Citibank NA 06/21/23 (317)
CLP 14,343,671,000 USD 17,654,835 Morgan Stanley & Co. International plc 06/22/23 (9,351)
USD 29,444,795 CLP 24,266,928,000 HSBC Bank plc 06/22/23 (408,210)
(2,711,381)
$ 1,569,360
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.94% Monthly 28-day MXIBTIIE Monthly 09/20/23
(a)
09/13/28 MXN 273,000 $ (462,901) $ — $ (462,901)
8.14% Monthly 28-day MXIBTIIE Monthly 09/20/23
(a)
09/13/28 MXN 1,807,000 64,536 — 64,536
8.89% Monthly 28-day MXIBTIIE Monthly 09/20/23
(a)
09/13/28 MXN 663,000 (1,059,621) — (1,059,621)
8.22% Monthly 28-day MXIBTIIE Monthly 09/20/23
(a)
09/13/28 MXN 534,000 (79,159) — (79,159)
8.35% Monthly 28-day MXIBTIIE Monthly 09/20/23
(a)
09/13/28 MXN 629,000 (264,215) — (264,215)
1-day SARON Annual 1.85% Annual 09/20/23
(a)
09/20/28 CHF 20,000 3,294 (9,021) 12,315
1-day SARON Annual 1.93% Annual 09/20/23
(a)
09/20/28 CHF 22,000 101,858 (56,649) 158,507
1-day SARON Annual 1.94% Annual 09/20/23
(a)
09/20/28 CHF 20,000 101,561 16,497 85,064
1-day THOR Quarterly 2.28% Quarterly 09/20/23
(a)
09/20/28 THB 316,000 25,822 — 25,822
1-day THOR Quarterly 2.53% Quarterly 09/20/23
(a)
09/20/28 THB 1,714,183 740,208 — 740,208

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2023
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day THOR Quarterly 2.55% Quarterly 09/20/23
(a)
09/20/28 THB 1,849,317 $ 857,419 $ — $ 857,419
1-week
CNREPOFIX_
CFXS Quarterly 2.86% Quarterly 09/20/23
(a)
09/20/28 CNY 93,000 41,667 — 41,667
1-week
CNREPOFIX_
CFXS Quarterly 2.88% Quarterly 09/20/23
(a)
09/20/28 CNY 157,842 97,007 — 97,007
1-week
CNREPOFIX_
CFXS Quarterly 2.88% Quarterly 09/20/23
(a)
09/20/28 CNY 112,000 67,341 — 67,341
1-week
CNREPOFIX_
CFXS Quarterly 2.88% Quarterly 09/20/23
(a)
09/20/28 CNY 22,000 12,788 — 12,788
1-week
CNREPOFIX_
CFXS Quarterly 2.89% Quarterly 09/20/23
(a)
09/20/28 CNY 157,842 103,316 — 103,316
1-week
CNREPOFIX_
CFXS Quarterly 2.89% Quarterly 09/20/23
(a)
09/20/28 CNY 34,508 23,737 — 23,737
1-week
CNREPOFIX_
CFXS Quarterly 2.90% Quarterly 09/20/23
(a)
09/20/28 CNY 37,985 26,635 — 26,635
1-week
CNREPOFIX_
CFXS Quarterly 2.90% Quarterly 09/20/23
(a)
09/20/28 CNY 109,000 77,882 — 77,882
1-week
CNREPOFIX_
CFXS Quarterly 2.90% Quarterly 09/20/23
(a)
09/20/28 CNY 158,316 112,064 — 112,064
1-week
CNREPOFIX_
CFXS Quarterly 2.90% Quarterly 09/20/23
(a)
09/20/28 CNY 107,000 80,730 — 80,730
1-week
CNREPOFIX_
CFXS Quarterly 2.91% Quarterly 09/20/23
(a)
09/20/28 CNY 97,000 77,062 — 77,062
1-week
CNREPOFIX_
CFXS Quarterly 2.91% Quarterly 09/20/23
(a)
09/20/28 CNY 34,508 26,265 — 26,265
1-week
CNREPOFIX_
CFXS Quarterly 2.92% Quarterly 09/20/23
(a)
09/20/28 CNY 101,000 88,651 — 88,651
1-week
CNREPOFIX_
CFXS Quarterly 2.97% Quarterly 09/20/23
(a)
09/20/28 CNY 373,772 451,331 — 451,331
1-day SOFR Annual 3.10% Annual 09/20/23
(a)
09/20/28 USD 29,000 (34,656) (13,707) (20,949)
1-day SOFR Annual 3.11% Annual 09/20/23
(a)
09/20/28 USD 46,000 (21,791) — (21,791)
1-day SOFR Annual 3.11% Annual 09/20/23
(a)
09/20/28 USD 12,000 (6,767) — (6,767)
1-day SOFR Annual 3.21% Annual 09/20/23
(a)
09/20/28 USD 39,000 146,800 (3,308) 150,108
3-mo. HIBOR Quarterly 3.24% Quarterly 09/20/23
(a)
09/20/28 HKD 107,000 (88,909) — (88,909)
3-mo. HIBOR Quarterly 3.27% Quarterly 09/20/23
(a)
09/20/28 HKD 80,000 (52,567) — (52,567)
3-mo. HIBOR Quarterly 3.30% Quarterly 09/20/23
(a)
09/20/28 HKD 80,000 (37,502) — (37,502)
1-day SOFR Annual 3.36% Annual 09/20/23
(a)
09/20/28 USD 14,000 149,897 267 149,630
3-mo. HIBOR Quarterly 3.37% Quarterly 09/20/23
(a)
09/20/28 HKD 167,000 (15,387) — (15,387)
3-mo. HIBOR Quarterly 3.40% Quarterly 09/20/23
(a)
09/20/28 HKD 103,000 6,923 — 6,923
1-day SORA Semi-Annual 3.41% Semi-Annual 09/20/23
(a)
09/20/28 SGD 67,000 1,658,401 — 1,658,401
1-day SORA Semi-Annual 3.44% Semi-Annual 09/20/23
(a)
09/20/28 SGD 10,000 257,828 — 257,828
3-mo. HIBOR Quarterly 3.46% Quarterly 09/20/23
(a)
09/20/28 HKD 116,000 51,486 — 51,486
1-day SOFR Annual 3.48% Annual 09/20/23
(a)
09/20/28 USD 39,000 621,525 103,374 518,151
3-mo. HIBOR Quarterly 3.50% Quarterly 09/20/23
(a)
09/20/28 HKD 119,000 76,951 — 76,951
1-day SONIA Annual 3.68% Annual 09/20/23
(a)
09/20/28 GBP 17,000 (185,763) (9,336) (176,427)
1-day SONIA Annual 3.68% Annual 09/20/23
(a)
09/20/28 GBP 44,000 (469,045) 2,707 (471,752)
1-day SONIA Annual 3.78% Annual 09/20/23
(a)
09/20/28 GBP 72,000 (383,688) (443,083) 59,395

2023
BlackRock Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(continued)
April 30, 2023
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SONIA Annual 3.78% Annual 09/20/23
(a)
09/20/28 GBP 18,000 $ (95,725) $ 1,293 $ (97,018)
1-day SOFR Annual 3.80% Annual 09/20/23
(a)
09/20/28 USD 34,000 1,038,479 (11,506) 1,049,985
1-day SONIA Annual 3.83% Annual 09/20/23
(a)
09/20/28 GBP 12,000 (33,652) (72,722) 39,070
1-day SONIA Annual 3.86% Annual 09/20/23
(a)
09/20/28 GBP 34,000 (37,424) 6,695 (44,119)
1-day SONIA Annual 3.90% Annual 09/20/23
(a)
09/20/28 GBP 24,000 31,489 134,402 (102,913)
1-day SONIA Annual 3.90% Annual 09/20/23
(a)
09/20/28 GBP 36,000 43,282 116,498 (73,216)
1-day SONIA Annual 3.91% Annual 09/20/23
(a)
09/20/28 GBP 21,000 7,605 7,605 —
1-day SONIA Annual 3.92% Annual 09/20/23
(a)
09/20/28 GBP 31,000 62,792 (48,292) 111,084
1-day SONIA Annual 3.95% Annual 09/20/23
(a)
09/20/28 GBP 26,000 95,474 (76,017) 171,491
1-day SONIA Annual 3.97% Annual 09/20/23
(a)
09/20/28 GBP 28,000 142,882 6,605 136,277
3-mo. HIBOR Quarterly 4.14% Quarterly 09/20/23
(a)
09/20/28 HKD 257,360 1,128,275 — 1,128,275
6-mo. PRIBOR Semi-Annual 4.48% Annual 09/20/23
(a)
09/20/28 CZK 781,000 20,637 — 20,637
6-mo. PRIBOR Semi-Annual 4.67% Annual 09/20/23
(a)
09/20/28 CZK 167,000 73,077 — 73,077
6-mo. PRIBOR Semi-Annual 4.72% Annual 09/20/23
(a)
09/20/28 CZK 514,000 273,773 — 273,773
6-mo. PRIBOR Semi-Annual 4.85% Annual 09/20/23
(a)
09/20/28 CZK 620,000 496,765 — 496,765
6-mo. WIBOR Semi-Annual 5.33% Annual 09/20/23
(a)
09/20/28 PLN 91,000 30,536 — 30,536
6-mo. WIBOR Semi-Annual 5.44% Annual 09/20/23
(a)
09/20/28 PLN 99,000 141,322 — 141,322
6-mo. WIBOR Semi-Annual 5.45% Annual 09/20/23
(a)
09/20/28 PLN 202,000 314,421 — 314,421
6-mo. WIBOR Semi-Annual 5.48% Annual 09/20/23
(a)
09/20/28 PLN 174,000 316,955 — 316,955
6-mo. WIBOR Semi-Annual 5.85% Annual 09/20/23
(a)
09/20/28 PLN 410,000 2,253,945 — 2,253,945
6-mo. WIBOR Semi-Annual 5.92% Annual 09/20/23
(a)
09/20/28 PLN 54,000 334,920 — 334,920
6-mo. BUBOR Semi-Annual 8.45% Annual 09/20/23
(a)
09/20/28 HUF 844,000 59,454 — 59,454
6.06% Semi-Annual 1-day MIBOR Semi-Annual 09/20/23
(a)
09/20/28 INR 3,274,000 (84,832) — (84,832)
3.01% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/20/23
(a)
09/20/28 CNY 462,450 675,483 — 675,483
3.62% Semi-Annual 3-mo. BA Semi-Annual 09/20/23
(a)
09/20/28 CAD 15,000 (221,200) (114,448) (106,752)
3.30% Semi-Annual 3-mo. BA Semi-Annual 09/20/23
(a)
09/20/28 CAD 20,000 (80,612) (1,579) (79,033)
3.14% Semi-Annual 3-mo. BA Semi-Annual 09/20/23
(a)
09/20/28 CAD 1,000 1,277 (76) 1,353
3.73% Semi-Annual 3-mo. BA Semi-Annual 09/20/23
(a)
09/20/28 CAD 133,000 (2,449,709) 131,584 (2,581,293)
3.19% Semi-Annual 3-mo. BA Semi-Annual 09/20/23
(a)
09/20/28 CAD 49,000 (15,926) 13,223 (29,149)
3.12% Quarterly 3-mo. CD_KSDA Quarterly 09/20/23
(a)
09/20/28 KRW 34,699,000 — — —
3.04% Quarterly 3-mo. CD_KSDA Quarterly 09/20/23
(a)
09/20/28 KRW 30,439,000 57,704 — 57,704
3.13% Quarterly 3-mo. CD_KSDA Quarterly 09/20/23
(a)
09/20/28 KRW 97,842,000 (125,040) — (125,040)
3.06% Quarterly 3-mo. CD_KSDA Quarterly 09/20/23
(a)
09/20/28 KRW 14,791,000 20,386 — 20,386
8.56% Quarterly 3-mo. JIBAR Quarterly 09/20/23
(a)
09/20/28 ZAR 509,000 22,349 — 22,349
8.51% Quarterly 3-mo. JIBAR Quarterly 09/20/23
(a)
09/20/28 ZAR 173,900 24,750 — 24,750
8.66% Quarterly 3-mo. JIBAR Quarterly 09/20/23
(a)
09/20/28 ZAR 509,000 (86,552) — (86,552)
8.58% Quarterly 3-mo. JIBAR Quarterly 09/20/23
(a)
09/20/28 ZAR 1,334,000 1,491 — 1,491
8.53% Quarterly 3-mo. JIBAR Quarterly 09/20/23
(a)
09/20/28 ZAR 457,100 49,409 — 49,409
3.26% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 156,000 (256,431) (128,506) (127,925)
3.31% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 235,000 (434,115) 14,864 (448,979)
3.26% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 200,000 (325,218) (88,220) (236,998)
2.96% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 152,000 (3,728) (3,728) —
3.24% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 3,641,000 (5,582,329) 2,221,186 (7,803,515)
2.95% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 2,000 (518) 1,030 (1,548)
3.73% Annual
3-mo.
TELBOR01 Quarterly 09/20/23
(a)
09/20/28 ILS 95,000 (170,845) — (170,845)
3.76% Annual
3-mo.
TELBOR01 Quarterly 09/20/23
(a)
09/20/28 ILS 108,000 (232,329) — (232,329)
3.49% Annual
3-mo.
TELBOR01 Quarterly 09/20/23
(a)
09/20/28 ILS 72,000 86,443 — 86,443
1.28% Quarterly 3-mo. TWCPBA Quarterly 09/20/23
(a)
09/20/28 TWD 118,000 9,141 — 9,141
1.30% Quarterly 3-mo. TWCPBA Quarterly 09/20/23
(a)
09/20/28 TWD 465,060 20,867 — 20,867
1.30% Quarterly 3-mo. TWCPBA Quarterly 09/20/23
(a)
09/20/28 TWD 546,940 28,998 — 28,998
3.76% Semi-Annual 6-mo. BBR Semi-Annual 09/20/23
(a)
09/20/28 AUD 16,500 (117,554) — (117,554)
3.69% Semi-Annual 6-mo. BBR Semi-Annual 09/20/23
(a)
09/20/28 AUD 16,500 (83,720) — (83,720)
3.68% Semi-Annual 6-mo. BBR Semi-Annual 09/20/23
(a)
09/20/28 AUD 17,000 (83,585) — (83,585)
3.58% Semi-Annual 6-mo. BBR Semi-Annual 09/20/23
(a)
09/20/28 AUD 40,000 (67,650) — (67,650)
3.00% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 49,000 (35,512) (122,816) 87,304

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2023
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.37% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 8,000 $ (154,034) $ 8,025 $ (162,059)
2.92% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 49,000 158,240 42,364 115,876
2.96% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 36,000 51,224 247,772 (196,548)
3.13% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 142,000 (1,010,706) 746,108 (1,756,814)
3.18% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 14,000 (133,909) (116,574) (17,335)
3.12% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 45,000 (291,073) 121,311 (412,384)
3.33% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 21,000 (355,043) (114,787) (240,256)
3.05% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 14,000 (42,590) (3,922) (38,668)
3.02% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 31,000 (48,787) 565 (49,352)
3.18% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 20,000 (196,293) (59,205) (137,088)
3.39% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 29,000 (585,891) 17,769 (603,660)
$ (2,379,673) $ 2,464,242 $ (4,843,915)
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 11.66% At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 73,000 $ (65,749) $ — $ (65,749)
1-day
BZDIOVER At Termination 12.77% At Termination BNP Paribas SA 01/04/27 BRL 303,000 1,929,297 — 1,929,297
1-day
BZDIOVER At Termination 12.78% At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 37,000 248,716 — 248,716
1-day
BZDIOVER At Termination 12.84% At Termination HSBC Bank plc 01/04/27 BRL 74,000 530,173 — 530,173
1-day
BZDIOVER At Termination 12.91% At Termination BNP Paribas SA 01/04/27 BRL 70,000 539,208 — 539,208
1-day
BZDIOVER At Termination 12.92% At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 72,000 556,113 — 556,113
1-day
BZDIOVER At Termination 13.00% At Termination Barclays Bank plc 01/04/27 BRL 69,000 575,164 — 575,164
1-day
BZDIOVER At Termination 13.36% At Termination Bank of America NA 01/04/27 BRL 69,000 776,631 — 776,631
$ 5,089,553 $ — $ 5,089,553
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Taiwan Capitalization Weighted
Stock Index Futures May
2023 ................ TWD (159,241,274) Merrill Lynch International & Co. 05/17/23 TWD 159,241 $ 13,235 $ — $ 13,235
Taiwan Capitalization Weighted
Stock Index Futures May
2023 ................ TWD (228,832,904) Merrill Lynch International & Co. 05/17/23 TWD 228,833 149,503 — 149,503
KOSPI 200 Index Futures June
2023 ................ KRW (163,098,796,300) Merrill Lynch International & Co. 06/08/23 KRW 163,098,796 (2,392,412) — (2,392,412)

2023
BlackRock Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(continued)
April 30, 2023
OTC Total Return Swaps - Future (continued)
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
KOSPI 200 Index Futures June
2023 ................ KRW (11,721,245,250) Merrill Lynch International & Co. 06/08/23 KRW 11,721,245 $ — $ — $ —
KOSPI 200 Index Futures June
2023 ................ KRW (8,457,178,350) Merrill Lynch International & Co. 06/08/23 KRW 8,457,178 (204,738) — (204,738)
KOSPI 200 Index Futures June
2023 ................ KRW (27,478,214,775) Merrill Lynch International & Co. 06/08/23 KRW 27,478,215 (259,553) — (259,553)
KOSPI 200 Index Futures June
2023 ................ KRW (66,102,455,000) Merrill Lynch International & Co. 06/08/23 KRW 66,102,455 (604,860) — (604,860)
KOSPI 200 Index Futures June
2023 ................ KRW (5,561,992,800) Merrill Lynch International & Co. 06/08/23 KRW 5,561,993 (234,016) — (234,016)
KOSPI 200 Index Futures June
2023 ................ KRW (8,470,064,700) Merrill Lynch International & Co. 06/08/23 KRW 8,470,065 (256,078) — (256,078)
BOVESPA Index Futures June
2023 ................ BRL (38,961,937) Merrill Lynch International & Co. 06/14/23 BRL 38,962 58,951 — 58,951
Mexican Bolsa Index Futures
June 2023 ............ MXN (260,406,495) Merrill Lynch International & Co. 06/16/23 MXN 260,406 (531,444) — (531,444)
Mexican Bolsa Index Futures
June 2023 ............ MXN (81,412,483) Merrill Lynch International & Co. 06/16/23 MXN 81,412 (148,720) — (148,720)
Mexican Bolsa Index Futures
June 2023 ............ MXN (120,777,750) Merrill Lynch International & Co. 06/16/23 MXN 120,778 (266,896) — (266,896)
Swiss Market Index Futures June
2023 ................ CHF (22,109,480) HSBC Bank plc 06/16/23 CHF 22,109 (2,352,789) — (2,352,789)
Swiss Market Index Futures June
2023 ................ CHF (8,677,201) HSBC Bank plc 06/16/23 CHF 8,677 (897,498) — (897,498)
Swiss Market Index Futures June
2023 ................ CHF (10,220,339) HSBC Bank plc 06/16/23 CHF 10,220 (832,154) — (832,154)
Swiss Market Index Futures June
2023 ................ CHF (7,344,357) HSBC Bank plc 06/16/23 CHF 7,344 (599,802) — (599,802)
Swiss Market Index Futures June
2023 ................ CHF (13,620,728) HSBC Bank plc 06/16/23 CHF 13,621 (605,596) — (605,596)
Swiss Market Index Futures June
2023 ................ CHF (11,924,270) HSBC Bank plc 06/16/23 CHF 11,924 (331,376) — (331,376)
Swiss Market Index Futures June
2023 ................ CHF (6,316,128) HSBC Bank plc 06/16/23 CHF 6,316 (89,088) — (89,088)
Swiss Market Index Futures June
2023 ................ CHF (6,463,374) HSBC Bank plc 06/16/23 CHF 6,463 (52,130) — (52,130)
Swiss Market Index Futures June
2023 ................ CHF (7,971,808) HSBC Bank plc 06/16/23 CHF 7,972 (920,022) — (920,022)
Swiss Market Index Futures June
2023 ................ CHF (4,548,122) HSBC Bank plc 06/16/23 CHF 4,548 — — —
$ (11,357,483) $ — $ (11,357,483)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
MSCI Chile Net Return
Index .......... At Termination
1-day SOFR minus
0.20%
At
Termination
Merrill Lynch International
& Co. 06/09/23 USD 5,689 $ (124,013) $ — $ (124,013)
1-day SOFR plus 0.27% Quarterly
Russel 1000 Value
Index Total Return Quarterly
JPMorgan Chase Bank
NA 11/10/23 USD 62,197 (1,862,664) — (1,862,664)
1-day SOFR plus 0.29% Quarterly
Russel 1000 Value
Index Total Return Quarterly
Morgan Stanley & Co.
International plc 03/11/24 USD 6,153 267,273 — 267,273
$ (1,719,404) $ — $ (1,719,404)

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2023
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.51%
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 6.90
1-day SARON ........................................ Swiss Average Rate Overnight 1.42
1-day SOFR ......................................... Secured Overnight Financing Rate 4.81
1-day SONIA ......................................... Sterling Overnight Index Average 4.18
1-day SORA ......................................... Singapore Overnight Rate Average 3.79
1-day THOR ......................................... Thailand Overnight Repo Rate ON 1.73
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2.40
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.55
3-mo. BA ........................................... Canadian Bankers Acceptances 5.04
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3.52
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 3.68
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7.96
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 3.60
3-mo. TELBOR01 ..................................... Tel Aviv Interbank Offered Rate 4.64
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1.49
6-mo. BBR .......................................... Australian Bank Bill Rate 3.86
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 15.82
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3.65
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 7.21
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 6.86
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
......................................................... $ 3,961,744 $ (1,497,502) $ 14,312,761 $ (19,156,676)
OTC Swaps ................................................................... — — 5,644,264 (13,631,598)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2023
BlackRock Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(continued)
April 30, 2023
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 12,121,621 $ — $ 9,001,973 $ — $ 21,123,594
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 4,280,741 — — 4,280,741
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 14,312,761 — 14,312,761
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 488,962 — 5,155,302 — 5,644,264
$ — $ — $ 12,610,583 $ 4,280,741 $ 28,470,036 $ — $ 45,361,360
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ 61,183,350 $ — $ 14,197,150 $ — $ 75,380,500
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 2,711,381 — — 2,711,381
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 19,156,676 — 19,156,676
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 13,565,849 — 65,749 — 13,631,598
$ — $ — $ 74,749,199 $ 2,711,381 $ 33,419,575 $ — $ 110,880,155
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 77,342,698 $ — $ 71,284,536 $ — $ 148,627,234
Forward foreign currency exchange contracts .... — — — (2,490,260) — — (2,490,260)
Swaps .............................. — — 14,217,475 — 32,223,360 — 46,440,835
$ — $ — $ 91,560,173 $ (2,490,260) $ 103,507,896 $ — $ 192,577,809
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (103,922,195) $ — $ (30,485,033) $ — $ (134,407,228)
Forward foreign currency exchange contracts .... — — — 2,411,986 — — 2,411,986
Swaps .............................. — — (16,912,448) — (576,382) — (17,488,830)
$ — $ — $ (120,834,643) $ 2,411,986 $ (31,061,415) $ — $ (149,484,072)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,392,930,931
Average notional value of contracts — short ................................................................................. $ 2,969,113,429
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 225,445,068
Average amounts sold — in USD ........................................................................................ $ 144,204,773
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 1,622,819,408
Average notional value — receives fixed rate ................................................................................ $ 1,858,406,908
Total return swaps
Average notional value ............................................................................................... $ 293,341,416

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2023
Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 6,103,618 $ 5,038,433
Forward foreign currency exchange contracts ................................................................. 4,280,741 2,711,381
Swaps — centrally cleared .............................................................................. — 4,164,440
Swaps — OTC
(a)
..................................................................................... 5,644,264 13,631,598
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 16,028,623 $ 25,545,852
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(6,103,618) (9,202,873)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 9,925,005 $ 16,342,979
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 955,806 $ (9,075) $ ( 904 , 950 ) $ — $ 41,781
Barclays Bank plc ................................ 575,164 — — (420,000) 155,164
BNP Paribas SA ................................. 2,539,188 (211,320) — (1,920,000) 407,868
Citibank NA .................................... 1,301,588 (317) — — 1,301,271
Commonwealth Bank of Australia ..................... 11,074 — — — 11,074
Goldman Sachs International ........................ 1,614,509 (346,824) — — 1,267,685
HSBC Bank plc .................................. 731,363 (731,363) — — —
JPMorgan Chase Bank NA .......................... 135,125 (135,125) — — —
Merrill Lynch International & Co. ...................... 221,689 (221,689) — — —
Morgan Stanley & Co. International plc .................. 1,247,150 (385,822) — (861,328) —
Standard Chartered Bank ........................... 72,932 — — — 72,932
Toronto Dominion Bank ............................ 167,249 (50,035) — — 117,214
UBS AG ...................................... 352,168 — — — 352,168
$ 9,925,005 $ (2,091,570) $ ( 904 , 950 ) $ (3,201,328) $ 3 , 727 , 157
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 9,075 $ (9,075) $ — $ — $ —
Bank of New York Mellon ........................... 48,329 — — — 48,329
BNP Paribas SA ................................. 211,320 (211,320) — — —
Citibank NA .................................... 317 (317) — — —
Credit Agricole Corporate & Investment Bank SA ........... 114,053 — — — 114,053
Goldman Sachs International ........................ 346,824 (346,824) — — —
HSBC Bank plc .................................. 7,771,280 (731,363) — (816,000) 6,223,917
JPMorgan Chase Bank NA .......................... 1,967,509 (135,125) — (1,832,384) —
Merrill Lynch International & Co. ...................... 5,022,730 (221,689) — (3,080,000) 1,721,041
Morgan Stanley & Co. International plc .................. 385,822 (385,822) — — —
Nomura International plc ........................... 70,861 — — — 70,861
Toronto Dominion Bank ............................ 50,035 (50,035) — — —
Westpac Banking Corp. ............................ 344,824 — — — 344,824
$ 16,342,979 $ (2,091,570) $ — $ (5,728,384) $ 8,523,025
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, to the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

2023
BlackRock Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(continued)
April 30, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ — $ — $ —
Common Stocks
Aerospace & Defense .................................... 3,572,768 3,814,749 — 7,387,517
Air Freight & Logistics .................................... 3,694,671 1,128,051 — 4,822,722
Automobile Components .................................. 188,028 440,903 — 628,931
Automobiles .......................................... 11,067,703 7,569,169 — 18,636,872
Banks ............................................... 30,255,125 29,421,171 — 59,676,296
Beverages ........................................... 7,166,231 8,365,211 — 15,531,442
Biotechnology ......................................... 19,426,561 3,199,766 — 22,626,327
Broadline Retail ........................................ 24,911,818 2,740,767 — 27,652,585
Building Products ....................................... — 534,500 — 534,500
Capital Markets ........................................ 19,039,216 8,514,975 — 27,554,191
Chemicals ............................................ 40,312,137 9,348,992 — 49,661,129
Commercial Services & Supplies ............................. — 441,835 — 441,835
Communications Equipment ................................ 910,696 531,668 — 1,442,364
Construction & Engineering ................................ — 2,678,315 — 2,678,315
Construction Materials .................................... — 632,947 — 632,947
Consumer Finance ...................................... 4,249,862 — — 4,249,862
Consumer Staples Distribution & Retail ........................ 17,233,392 5,992,740 — 23,226,132
Containers & Packaging .................................. 13,019,090 310,228 — 13,329,318
Distributors ........................................... 694,208 199,022 — 893,230
Diversified REITs ....................................... — 495,367 — 495,367
Electric Utilities ........................................ 16,491,236 6,191,328 — 22,682,564
Electrical Equipment ..................................... — 2,836,239 — 2,836,239
Electronic Equipment, Instruments & Components ................. 1,762,925 4,944,443 — 6,707,368
Energy Equipment & Services .............................. 1,714,908 114,142 — 1,829,050
Entertainment ......................................... 7,174,911 1,281,535 — 8,456,446
Financial Services ...................................... 35,044,286 5,357,324 — 40,401,610
Food Products ......................................... 18,140,570 10,702,620 — 28,843,190
Gas Utilities ........................................... — 1,072,112 — 1,072,112
Ground Transportation ................................... 4,492,319 2,119,130 — 6,611,449
Health Care Equipment & Supplies ........................... 18,400,071 7,293,920 — 25,693,991
Health Care Providers & Services ............................ 12,122,541 1,209,091 — 13,331,632
Health Care REITs ...................................... 131,268 — — 131,268
Health Care Technology .................................. — 235,641 — 235,641
Hotel & Resort REITs .................................... — 4,203 — 4,203
Hotels, Restaurants & Leisure .............................. 11,568,095 6,137,061 — 17,705,156
Household Durables ..................................... — 2,172,711 — 2,172,711
Household Products ..................................... 41,007,550 2,536,212 — 43,543,762
Independent Power and Renewable Electricity Producers ............ 1,114,913 1,152,009 — 2,266,922
Industrial Conglomerates .................................. 2,216,625 3,543,971 — 5,760,596
Industrial REITs ........................................ 1,663,946 1,506,919 — 3,170,865
Insurance ............................................ 1,406,336 15,121,372 — 16,527,708
Interactive Media & Services ............................... 37,071,910 1,050,710 — 38,122,620
IT Services ........................................... 6,524,061 4,374,372 — 10,898,433
Leisure Products ....................................... 809,952 — — 809,952
Life Sciences Tools & Services .............................. 12,631,626 1,629,405 — 14,261,031
Machinery ............................................ — 1,742,389 — 1,742,389
Marine Transportation .................................... — 241,457 — 241,457
Media ............................................... 1,404,891 632,212 — 2,037,103
Metals & Mining ........................................ 4,374,452 7,817,207 — 12,191,659
Multi-Utilities .......................................... 7,885,368 3,125,964 — 11,011,332
Office REITs .......................................... — 573,354 — 573,354
Oil, Gas & Consumable Fuels ............................... 31,518,739 13,744,181 — 45,262,920
Paper & Forest Products .................................. — 439,273 — 439,273

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2023
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Passenger Airlines ...................................... $ 14,692,219 $ 973,159 $ — $ 15,665,378
Personal Care Products .................................. 7,287,615 8,228,640 — 15,516,255
Pharmaceuticals ....................................... 34,580,502 26,791,598 — 61,372,100
Professional Services .................................... 1,393,135 1,550,628 — 2,943,763
Real Estate Management & Development ....................... — 3,441,273 — 3,441,273
Retail REITs .......................................... 387,550 679,865 — 1,067,415
Semiconductors & Semiconductor Equipment .................... 37,513,957 10,983,365 — 48,497,322
Software ............................................. 82,269,181 4,467,170 — 86,736,351
Specialized REITs ...................................... 3,008,494 — — 3,008,494
Specialty Retail ........................................ 39,609,101 2,395,427 — 42,004,528
Technology Hardware, Storage & Peripherals .................... 55,025,848 866,120 — 55,891,968
Textiles, Apparel & Luxury Goods ............................ 15,840,681 7,190,755 — 23,031,436
Tobacco ............................................. 2,147,919 2,581,883 — 4,729,802
Trading Companies & Distributors ............................ — 1,598,159 — 1,598,159
Transportation Infrastructure ............................... — 2,068,322 — 2,068,322
Water Utilities ......................................... 1,510,668 757,160 — 2,267,828
Other Interests .......................................... — — — —
Preferred Stocks ......................................... — 2,092,718 — 2,092,718
Rights ................................................ — — 2,377 2,377
Warrants .............................................. 63,798 — — 63,798
Short-Term Securities
Money Market Funds ...................................... 102,641,987 — — 102,641,987
U.S. Treasury Obligations ................................... — 232,518,502 — 232,518,502
$ 870,387,660 $ 506,447,627 $ 2,377 $ 1,376,837,664
Investments valued at NAV
(a)
...................................... 38,627
$ —
$ 1,376,876,291
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 2,226,662 $ 10,383,921 $ — $ 12,610,583
Foreign currency exchange contracts ............................ — 4,280,741 — 4,280,741
Interest rate contracts ....................................... 9,001,973 19,468,063 — 28,470,036
Liabilities
Equity contracts ........................................... (57,758,042) (16,991,157) — (74,749,199)
Foreign currency exchange contracts ............................ — (2,711,381) — (2,711,381)
Interest rate contracts ....................................... (14,197,150) (19,222,425) — (33,419,575)
$ (60,726,557) $ (4,792,238) $ — $ (65,518,795)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Annual Report to Shareholders
BlackRock U.S. Impact Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
April 30, 2023
Schedule of Investments
April 30, 2023
Security
Shares
Shares Value
Common Stocks
Automobile Components — 2.3%
Aptiv plc
(a)
........................ 1,251 $ 128,678
Automobiles — 1.1%
Tesla, Inc.
(a)
....................... 370 60,795
Biotechnology — 1.2%
Exact Sciences Corp.
(a)
............... 1,030 65,992
Broadline Retail — 1.1%
Etsy, Inc.
(a)
....................... 572 57,789
Building Products — 4.9%
AZEK Co., Inc. (The), Class A
(a)
......... 1,916 52,000
Trane Technologies plc ............... 705 130,996
Zurn Elkay Water Solutions Corp. ........ 3,954 85,209
268,205
Construction & Engineering — 3.3%
Quanta Services, Inc. ................ 1,073 182,024
Consumer Staples Distribution & Retail — 5.4%
Grocery Outlet Holding Corp.
(a)
.......... 4,767 141,961
North West Co., Inc. (The) ............. 5,309 155,722
297,683
Containers & Packaging — 4.7%
Ball Corp. ........................ 2,346 124,760
Crown Holdings, Inc. ................ 1,530 131,244
256,004
Diversified Consumer Services — 7.2%
(a)
Duolingo , Inc., Class A ............... 404 55,009
Grand Canyon Education, Inc. .......... 1,356 160,957
Stride, Inc.
(b)
...................... 4,162 178,799
394,765
Electric Utilities — 5.9%
Avangrid , Inc. ..................... 3,392 136,562
NextEra Energy, Inc. ................ 2,452 187,897
324,459
Electronic Equipment, Instruments & Components — 1.2%
Trimble, Inc.
(a)
..................... 1,391 65,516
Financial Services — 6.3%
Block, Inc., Class A
(a)
................ 1,623 98,662
Global Payments, Inc. ............... 425 47,902
Jack Henry & Associates, Inc. .......... 1,219 199,111
345,675
Health Care Equipment & Supplies — 12.8%
Boston Scientific Corp.
(a)
.............. 7,735 403,148
Hologic , Inc.
(a)
..................... 567 48,768
Inspire Medical Systems, Inc.
(a)
......... 639 171,016
STERIS plc ....................... 426 80,322
703,254
Health Care Providers & Services — 3.3%
Encompass Health Corp. ............. 2,858 183,341
Health Care Technology — 4.1%
(a)
Phreesia , Inc. ..................... 1,447 45,783
Veeva Systems, Inc., Class A ........... 1,013 181,408
227,191
Independent Power and Renewable Electricity Producers — 4.3%
Brookfield Renewable Corp. ........... 7,145 238,714
Security
Shares
Shares Value
Life Sciences Tools & Services — 7.7%
Agilent Technologies, Inc. ............. 1,076 $ 145,723
Danaher Corp. .................... 839 198,767
Thermo Fisher Scientific, Inc. ........... 138 76,576
421,066
Media — 1.3%
Cable One, Inc. .................... 96 72,807
Pharmaceuticals — 9.4%
Royalty Pharma plc, Class A ........... 8,569 301,200
Zoetis, Inc., Class A ................. 1,243 218,495
519,695
Professional Services — 5.6%
ICF International, Inc. ................ 2,719 309,966
Semiconductors & Semiconductor Equipment — 0.8%
(a)
Enphase Energy, Inc. ................ 113 18,555
SolarEdge Technologies, Inc. ........... 92 26,278
44,833
Software — 5.3%
(a)
Autodesk, Inc. ..................... 654 127,393
Instructure Holdings, Inc.
(b)
............ 4,548 120,658
Palo Alto Networks, Inc.
(b)
............. 246 44,885
292,936
Total Long-Term Investments — 99.2%
(Cost: $5,182,116) .............................. 5,461,388
Short-Term Securities
Money Market Funds — 3.3%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.7 2% ................... 65,973 65,973
SL Liquidity Series, LLC, Money Market Series,
5.02%
(e)
....................... 113,320 113,331
Total Short-Term Securities — 3.3%
(Cost: $179,296) ................................ 179,304
Total Investments — 102.5%
(Cost: $5,361,412 ) .............................. 5,640,692
Liabilities in Excess of Other Assets — (2.5)% ............ (135,742)
Net Assets — 100.0% ..............................
$ 5,504,950
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock U.S. Impact Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2023
Schedule of Investments
(continued)
April 30, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
Shares
Held at
04/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 111,926 $ — $ (45,953)
(a)
$ — $ — $ 65,973 65,973 $ 6,035 $ —
SL Liquidity Series, LLC, Money
Market Series ........... — 113,232
(a)
— 91 8 113,331 113,320 284
(b)
—
$ 91 $ 8 $ 179,304 $ 6,319 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,461,388 $ — $ — $ 5,461,388
Short-Term Securities
Money Market Funds ...................................... 65,973 — — 65,973
$ 5,527,361 $ — $ — $ 5,527,361
Investments valued at NAV
(a)
...................................... 113,331
$ —
$ 5,640,692
$ —
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statements of Assets and Liabilities

April 30, 2023
2023
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Emerging
Markets ex-
China Fund
BlackRock
Global Impact
Fund
BlackRock
International
Impact Fund
BlackRock
Sustainable
Advantage
Emerging
Markets Equity
Fund
BlackRock
Sustainable
Advantage
International
Equity Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
.......................... $ 4,779,770 $ 10,425,684 $ 4,292,073 $ 9,800,068 $ 12,589,849
Investments, at value — affiliated
(c)
............................. 340,604 546,471 252,410 333,199 330,572
Cash   ................................................ 326 686 — — 519
Cash pledged:
Futures contracts ....................................... 10,000 — — 12,000 12,000
Foreign currency, at value
(d)
.................................. — 665 920 69,710 25,915
Receivables: – – – – –
Investments sold ....................................... 25,912 — 20,945 36,170 190,558
Securities lending income — affiliated ......................... — 17 237 37 4
Swaps   ............................................. 2,689 — — — —
Capital shares sold ...................................... — — — 4 101
Dividends — unaffiliated .................................. 14,177 12,668 8,281 18,455 72,008
Dividends — affiliated .................................... 1,066 1,256 625 1,224 1,360
From the Manager ...................................... 72,779 11,084 10,619 60,282 83,902
Variation margin on futures contracts .......................... 2,105 — — 1,582 —
Prepaid expenses ........................................ 443 4,293 4,283 18,777 18,939
Total assets ............................................
5,249,871 11,002,824 4,590,393 10,351,508 13,325,727
LIABILITIES
Collateral on securities loaned ................................ — 209,490 — 3,514 —
Payables: – – – – –
Investments purchased ................................... — — 91 62,871 271,277
Accounting services fees .................................. 1,796 — — 16,858 16,892
Offering costs ......................................... 18,349 — — — —
Administration fees ...................................... — 2,633 788 4 —
Capital shares redeemed .................................. — — — — 450
Custodian fees ......................................... 6,575 — — 20,335 29,167
Investment advisory fees .................................. — 11,757 4,818 — —
Trustees' and Officer's fees ................................ 526 — — 725 719
Printing and postage fees ................................. 263 — — 16,779 36,901
Professional fees ....................................... 48,374 26,597 26,423 61,671 40,297
Registration fees ....................................... — — — 787 817
Service fees .......................................... 20 40 34 43 52
Transfer agent fees ..................................... 96 — — 502 526
Other accrued expenses .................................. 428 — 33 9,566 6,238
Variation margin on futures contracts .......................... — — — — 434
Unrealized depreciation on: – – – – –
OTC swaps ........................................... 598 — — — —
Total liabilities ...........................................
77,025 250,517 32,187 193,655 403,770
NET ASSETS ...........................................
$ 5,172,846 $ 10,752,307 $ 4,558,206 $ 10,157,853 $ 12,921,957
NET ASSETS CONSIST OF:
Paid-in capital ........................................... $ 4,999,119 $ 24,252,331 $ 6,568,891 $ 12,326,439 $ 12,570,004
Accumulated earnings (loss) ................................. 173,727 (13,500,024) (2,010,685) (2,168,586) 351,953
NET ASSETS ...........................................
$ 5,172,846 $ 10,752,307 $ 4,558,206 $ 10,157,853 $ 12,921,957
(a)
  Investments, at cost — unaffiliated ........................... $ 4,639,892 $ 10,033,517 $ 4,585,814 $ 10,258,714 $ 11,279,251
(b)
  Securities loaned, at value ................................. $ — $ 207,068 $ — $ 3,050 $ —
(c)
  Investments, at cost — affiliated ............................. $ 340,604 $ 546,452 $ 252,410 $ 333,197 $ 330,572
(d)
  Foreign currency, at cost .................................. $ — $ 668 $ 916 $ 69,729 $ 25,935

Statements of Assets and Liabilities
(continued)
April 30, 2023

Financial Statements
See notes to financial statements.
BlackRock
Emerging Markets
ex-China Fund
BlackRock
Global Impact
Fund
BlackRock
International
Impact Fund
BlackRock
Sustainable
Advantage
Emerging
Markets Equity
Fund
BlackRock
Sustainable
Advantage
International
Equity Fund
NET ASSET VALUE
Institutional
Net assets ............................................
$ 103,451 $ 4,424,390 $ 89,643 $ 102,450 $ 191,609
Shares outstanding .....................................
10,000 451,075 11,787 12,627 18,448
Net asset value ........................................
$ 10.35 $ 9.81 $ 7.61 $ 8.11 $ 10.39
Shares authorized ......................................
Unlimited Unlimited Unlimited Unlimited Unlimited
Par value ............................................
$ 0.001 $ 0.001 $ 0.001 $ 0.001 $ 0.001
Investor A
Net assets ............................................
$ 103,428 $ 218,117 $ 169,307 $ 208,191 $ 264,694
Shares outstanding .....................................
10,000 22,236 22,309 25,661 25,483
Net asset value ........................................
$ 10.34 $ 9.81 $ 7.59 $ 8.11 $ 10.39
Shares authorized ......................................
Unlimited Unlimited Unlimited Unlimited Unlimited
Par value ............................................
$ 0.001 $ 0.001 $ 0.001 $ 0.001 $ 0.001
Class K
Net assets ............................................
$ 4,965,967 $ 6,109,800 $ 4,299,256 $ 9,847,212 $ 12,465,654
Shares outstanding .....................................
480,000 624,173 565,755 1,213,528 1,200,206
Net asset value ........................................
$ 10.35 $ 9.79 $ 7.60 $ 8.11 $ 10.39
Shares authorized ......................................
Unlimited Unlimited Unlimited Unlimited Unlimited
Par value ............................................
$ 0.001 $ 0.001 $ 0.001 $ 0.001 $ 0.001

Statements of Assets and Liabilities
(continued)
April 30, 2023
2023
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Tactical
Opportunities
Fund
BlackRock U.S.
Impact Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 1,274,195,677 $ 5,461,388
Investments, at value — affiliated
(c)
........................................................................... 102,680,614 179,304
Cash pledged:
Collateral — OTC derivatives ............................................................................. 9,626,000 —
Futures contracts ..................................................................................... 88,267,000 —
Centrally cleared swaps ................................................................................. 38,459,000 —
Foreign currency, at value
(d)
................................................................................ 26,970,148 181
Receivables: – –
Investments sold ..................................................................................... 3,088 —
Securities lending income — affiliated ....................................................................... 1,111 13
Swaps   ........................................................................................... 1,270,167 —
Capital shares sold .................................................................................... 4,279,424 —
Dividends — unaffiliated ................................................................................ 2,252,716 466
Dividends — affiliated .................................................................................. 419,920 316
Interest — unaffiliated .................................................................................. 921 —
From the Manager .................................................................................... 3,520 6,583
Variation margin on futures contracts ........................................................................ 6,103,618 —
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 4,280,741 —
OTC swaps ......................................................................................... 5,644,264 —
Prepaid expenses ...................................................................................... 82,722 1,271
Total assets ..........................................................................................
1,564,540,651 5,649,522
LIABILITIES
Bank overdraft ......................................................................................... 5,763,489 —
Cash received:
Collateral — OTC derivatives ............................................................................. 3,390,000 —
Collateral on securities loaned .............................................................................. 38,235 113,274
Payables: – –
Investments purchased ................................................................................. 27,580,478 —
Swaps   ........................................................................................... 287,093 —
Accounting services fees ................................................................................ 88,674 —
Administration fees .................................................................................... 129,586 981
Capital shares redeemed ................................................................................ 3,890,973 —
Custodian fees ....................................................................................... 216,010 —
Investment advisory fees ................................................................................ 1,283,621 5,835
Trustees' and Officer's fees .............................................................................. 1,067 —
Other affiliate fees .................................................................................... 54,134 —
Printing and postage fees ............................................................................... 26,200 —
Professional fees ..................................................................................... 110,120 24,407
Registration fees ..................................................................................... 202,017 —
Service and distribution fees .............................................................................. 49,151 75
Transfer agent fees ................................................................................... 530,416 —
Other accrued expenses ................................................................................ 10,257 —
Variation margin on futures contracts ........................................................................ 5,038,433 —
Variation margin on centrally cleared swaps ................................................................... 4,164,440 —
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 2,711,381 —
OTC swaps ......................................................................................... 13,631,598 —
Total liabilities .........................................................................................
69,197,373 144,572
NET ASSETS .........................................................................................
$ 1,495,343,278 $ 5,504,950

Statements of Assets and Liabilities
(continued)
April 30, 2023

Financial Statements
See notes to financial statements.
BlackRock
Tactical
Opportunities
Fund
BlackRock U.S.
Impact Fund
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 1,455,833,147 $ 6,976,942
Accumulated earnings (loss) ............................................................................... 39,510,131 (1,471,992)
NET ASSETS .........................................................................................
$ 1,495,343,278 $ 5,504,950
(a)
  Investments, at cost — unaffiliated ......................................................................... $ 1,063,332,726 $ 5,182,116
(b)
  Securities loaned, at value ............................................................................... $ 20,741 $ 111,504
(c)
  Investments, at cost — affiliated ........................................................................... $ 102,680,609 $ 179,296
(d)
  Foreign currency, at cost ................................................................................ $ 26,937,712 $ 180

Statements of Assets and Liabilities
(continued)
April 30, 2023
2023
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Tactical
Opportunities
Fund
BlackRock U.S.
Impact Fund
NET ASSET VALUE
Institutional
Net assets ..........................................................................................
$ 954,743,728 $ 111,546
Shares outstanding ...................................................................................
66,240,564 13,603
Net asset value ......................................................................................
$ 14.41 $ 8.20
Shares authorized ....................................................................................
Unlimited Unlimited
Par value ..........................................................................................
$ 0.001 $ 0.001
Service
Net assets ..........................................................................................
$ 1,052,956 —
Shares outstanding ...................................................................................
73,791 —
Net asset value ......................................................................................
$ 14.27 —
Shares authorized ....................................................................................
Unlimited —
Par value ..........................................................................................
$ 0.001 $ —
Investor A
Net assets ..........................................................................................
$ 192,584,304 $ 378,593
Shares outstanding ...................................................................................
13,530,664 46,315
Net asset value ......................................................................................
$ 14.23 $ 8.17
Shares authorized ....................................................................................
Unlimited Unlimited
Par value ..........................................................................................
$ 0.001 $ 0.001
Investor C
Net assets ..........................................................................................
$ 9,665,197 —
Shares outstanding ...................................................................................
703,568 —
Net asset value ......................................................................................
$ 13.74 —
Shares authorized ....................................................................................
Unlimited —
Par value ..........................................................................................
$ 0.001 $ —
Class K
Net assets ..........................................................................................
$ 337,297,093 $ 5,014,811
Shares outstanding ...................................................................................
23,401,584 611,919
Net asset value ......................................................................................
$ 14.41 $ 8.20
Shares authorized ....................................................................................
Unlimited Unlimited
Par value ..........................................................................................
$ 0.001 $ 0.001

Statements of Operations
Year Ended April 30, 2023

Financial Statements
See notes to financial statements.
BlackRock
Emerging
Markets ex-
China Fund
(a)
BlackRock
Global Impact
Fund
BlackRock
International
Impact Fund
BlackRock
Sustainable
Advantage
Emerging
Markets Equity
Fund
BlackRock
Sustainable
Advantage
International
Equity Fund
INVESTMENT INCOME – – – – –
Dividends — unaffiliated .................................. $ 17,672 $ 311,634 $ 112,810 $ 335,365 $ 386,488
Dividends — affiliated .................................... 1,624 6,173 4,255 10,656 7,599
Securities lending income — affiliated — net .................... — 221 3,397 504 55
Foreign taxes withheld ................................... (1,010) (33,477) (12,061) (36,312) (50,255)
Total investment income ....................................
18,286 284,551 108,401 310,213 343,887
EXPENSES
Organization and o ffering ................................. 50,849 — — — —
Professional .......................................... 48,377 16,669 16,790 157,308 139,846
Custodian ............................................ 6,575 — — 84,191 81,196
Investment advisory ..................................... 3,634 132,872 33,130 76,742 49,903
Accounting services ..................................... 1,796 — — 50,457 50,540
Trustees and Officer ..................................... 526 5,154 4,967 6,683 6,693
Printing and postage .................................... 263 — — 48,370 49,155
Administration ........................................ 191 — — 4,077 4,713
Transfer agent — class specific ............................. 96 — — 704 1,059
Administration — class specific ............................. 90 34,749 5,354 1,919 2,218
Service and distribution — class specific ....................... 22 464 418 485 522
Registration .......................................... — — — 64,453 64,489
Miscellaneous ......................................... 438 112 58 2,316 173
Total expenses ..........................................
112,857 190,020 60,717 497,705 450,507
Less: – – – – –
Administration fees waived ................................ (191) — — (4,077) (4,713)
Administration fees waived by the Manager — class specific .......... (90) — — (1,912) (2,218)
Fees waived and/or reimbursed by the Manager .................. (108,825) (21,948) (21,838) (412,761) (392,034)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................... (87) — — (562) (870)
Total expenses after fees waived and/or reimbursed .................
3,664 168,072 38,879 78,393 50,672
Net investment income .....................................
14,622 116,479 69,522 231,820 293,215
REALIZED AND UNREALIZED GAIN (LOSS) $ 158,224 $ (2,659,747) $ (748,447) $ (815,798) $ 1,005,387
Net realized gain (loss) from:
Investments — unaffiliated .............................. $ 10,730 $ (6,511,002) $ (1,305,194) $ (922,365) $ (713,382)
Investments — affiliated ................................ — (193) 24 77,804 (13)
Foreign currency transactions ............................ (1,506) (30,534) (8,584) (4,324) 931
Futures contracts ..................................... 3,651 — — (33,538) 4,527
Swaps   ........................................... 2,689 — — — —
15,564 (6,541,729) (1,313,754) (882,423) (707,937)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
............................. 139,878 3,879,653 564,697 185,857 1,703,923
Investments — affiliated ................................ — 19 — (140,292) —
Foreign currency translations ............................. (89) 2,310 610 212 2,274
Futures contracts ..................................... 3,469 — — 20,848 7,128
Swaps   ........................................... (598) — — — —
142,660 3,881,982 565,307 66,625 1,713,325
Net realized and unrealized gain (loss) ..........................
158,224 (2,659,747) (748,447) (815,798) 1,005,388
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS ......................................
$ 172,846 $ (2,543,268) $ (678,925) $ (583,978) $ 1,298,603
(a)
Period from 03/29/23 (commencement of operations) to 04/30/23.
(b)
N et of reduction in deferred foreign capital gain tax of ............... $ — $ — $ 1,695 $ 3,996 $ —

Statements of Operations
(continued)
Year Ended April 30, 2023
2023
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Tactical
Opportunities
Fund
BlackRock U.S.
Impact Fund
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 21,815,948 $ 45,361
Dividends — affiliated .................................................................................. 2,648,779 6,035
Interest — unaffiliated .................................................................................. 4,604,816 —
Securities lending income — affiliated — net .................................................................. 33,322 284
Foreign taxes withheld ................................................................................. (842,414) (2,752)
Total investment income ..................................................................................
28,260,451 48,928
EXPENSES
Investment advisory ................................................................................... 8,168,521 35,781
Transfer agent — class specific ........................................................................... 1,549,507 —
Custodian .......................................................................................... 729,240 —
Administration ...................................................................................... 612,639 —
Service and distribution — class specific ..................................................................... 555,926 919
Administration — class specific ........................................................................... 306,740 5,981
Accounting services ................................................................................... 232,624 —
Registration ........................................................................................ 195,581 —
Professional ........................................................................................ 162,935 14,158
Printing and postage .................................................................................. 86,486 —
Trustees and Officer ................................................................................... 19,113 4,968
Miscellaneous ....................................................................................... 45,292 112
Total expenses ........................................................................................
12,664,604 61,919
Less: – –
Administration fees waived by the Manager — class specific ........................................................ (43,810) —
Fees waived and/or reimbursed by the Manager ................................................................ (64,874) (19,258)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................... (20,892) —
Total expenses after fees waived and/or reimbursed ...............................................................
12,535,028 42,661
Net investment income ...................................................................................
15,725,423 6,267
REALIZED AND UNREALIZED GAIN (LOSS) $ 71,598,567 $ (297,388)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................................ $ (46,050,257) $ (1,045,763)
Investments — affiliated .............................................................................. 1,190 91
Forward foreign currency exchange contracts ................................................................ (2,490,260) —
Foreign currency transactions .......................................................................... (2,786,289) (461)
Futures contracts ................................................................................... 148,627,234 —
Swaps   ......................................................................................... 46,440,835 —
143,742,453 (1,046,133)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ 75,422,781 748,734
Investments — affiliated .............................................................................. (463) 8
Forward foreign currency exchange contracts ................................................................ 2,411,986 —
Foreign currency translations ........................................................................... 1,917,868 3
Futures contracts ................................................................................... (134,407,228) —
Swaps   ......................................................................................... (17,488,830) —
(72,143,886) 748,745
Net realized and unrealized gain (loss) ........................................................................
71,598,567 (297,388)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................................
$ 87,323,990 $ (291,121)

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock
Emerging Markets
ex-China Fund BlackRock Global Impact Fund
Period from
03/29/23
(a)
to 04/30/23
Year Ended
04/30/23
Year Ended
04/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ................................................................... $ 14,622 $ 116,479 $ 111,845
Net realized gain (loss) ................................................................... 15,564 (6,541,729) (5,418,211)
Net change in unrealized appreciation (depreciation) ............................................... 142,660 3,881,982 (7,702,538)
Net increase (decrease) in net assets resulting from operations ..........................................
172,846 (2,543,268) (13,008,904)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
  Institutional .......................................................................... — (152,700) (2,817,685)
  Investor A ........................................................................... — (1,027) (16,079)
  Class K ............................................................................. — (79,434) (542,065)
Decrease in net assets resulting from distributions to shareholders ........................................
— (233,161) (3,375,829)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ................................
5,000,000 (21,640,126) (903,296)
NET ASSETS
Total increase (decrease) in net assets .......................................................... 5,172,846 (24,416,555) (17,288,029)
Beginning of year .........................................................................
— 35,168,862 52,456,891
End of year .............................................................................
$ 5,172,846 $ 10,752,307 $ 35,168,862
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2023
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock International Impact Fund
BlackRock Sustainable Advantage
Emerging Markets Equity Fund
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/23
Year Ended
04/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 69,522 $ 62,188 $ 231,820 $ 179,975
Net realized loss ........................................................ (1,313,754) (94,130) (882,423) (812,574)
Net change in unrealized appreciation (depreciation) ................................ 565,307 (2,075,213) 66,625 (1,814,329)
Net decrease in net assets resulting from operations ..................................
(678,925) (2,107,155) (583,978) (2,446,928)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ........................................................... (997) (20,559) (2,862) (13,987)
  Investor A ............................................................ (1,493) (29,376) (4,449) (13,504)
  Class K .............................................................. (58,046) (1,190,636) (249,172) (1,183,989)
Decrease in net assets resulting from distributions to shareholders .........................
(60,536) (1,240,571) (256,483) (1,211,480)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(815,883) 1,290,141 1,057,969 1,279,931
NET ASSETS
Total increase (decrease) in net assets ........................................... (1,555,344) (2,057,585) 217,508 (2,378,477)
Beginning of year ..........................................................
6,113,550 8,171,135 9,940,345 12,318,822
End of year ..............................................................
$ 4,558,206 $ 6,113,550 $ 10,157,853 $ 9,940,345
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
BlackRock Sustainable Advantage
International Equity Fund BlackRock Tactical Opportunities Fund
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/23
Year Ended
04/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 293,215 $ 260,749 $ 15,725,423 $ 5,557,625
Net realized gain (loss) .................................................... (707,937) 188,161 143,742,453 (2,980,437)
Net change in unrealized appreciation (depreciation) ................................ 1,713,325 (1,559,323) (72,143,886) (1,108,016)
Net increase (decrease) in net assets resulting from operations ...........................
1,298,603 (1,110,413) 87,323,990 1,469,172
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ........................................................... (5,559) (24,721) (26,945,935) —
  Service .............................................................. — — (37,621) —
  Investor A ............................................................ (5,756) (20,157) (6,306,615) —
  Investor C ............................................................ — — (275,919) —
  Class K .............................................................. (355,976) (1,532,269) (11,681,883) —
Decrease in net assets resulting from distributions to shareholders .........................
(367,291) (1,577,147) (45,247,973) —
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
841,752 1,698,938 (192,726,824) 186,560,420
NET ASSETS
Total increase (decrease) in net assets ........................................... 1,773,064 (988,622) (150,650,807) 188,029,592
Beginning of year ..........................................................
11,148,893 12,137,515 1,645,994,085 1,457,964,493
End of year ..............................................................
$ 12,921,957 $ 11,148,893 $ 1,495,343,278 $ 1,645,994,085
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2023
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock U.S. Impact Fund
Year Ended
04/30/23
Year Ended
04/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .............................................................................. $ 6,267 $ (9,662)
Net realized gain (loss) .................................................................................. (1,046,133) 153,071
Net change in unrealized appreciation (depreciation) .............................................................. 748,745 (1,852,868)
Net decrease in net assets resulting from operations ................................................................
(291,121) (1,709,459)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ......................................................................................... (378) (31,728)
  Investor A .......................................................................................... (524) (71,225)
  Class K ............................................................................................ (27,618) (1,511,112)
Decrease in net assets resulting from distributions to shareholders .......................................................
(28,520) (1,614,065)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .......................................................
121,540 1,809,870
NET ASSETS
Total decrease in net assets ................................................................................ (198,101) (1,513,654)
Beginning of year ........................................................................................
5,703,051 7,216,705
End of year ............................................................................................
$ 5,504,950 $ 5,703,051
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout the period)

Financial Highlights
BlackRock
Emerging
Markets ex-
China Fund
Institutional
Period from
03/29/23
(a)
to 04/30/23
Net asset value, beginning of period .......................................................................................
$ 10.00
Net investment income
(b)
...............................................................................................
0.03
Net realized and unrealized gain ..........................................................................................
0.32
Net increase from investment operations ...................................................................................... 0.35
Net asset value, end of period ............................................................................................ $ 10.35
Total Return
(c)
—
Based on net asset value ................................................................................................ 3.50%
(d)
Ratios to Average Net Assets
(e)
Total expenses .......................................................................................................
5.43%
(f)(g)
Total expenses after fees waived and/or reimbursed ..............................................................................
0.86%
(f) (g)
Net investment income .................................................................................................
3.22%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 103
Portfolio turnover rate ................................................................................................... 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 25.49% and 0.86%, respectively.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2023
BlackRock Annual Report to Shareholders

BlackRock
Emerging
Markets ex-
China Fund
Investor A
Period from
03/29/23
(a)
to 04/30/23
Net asset value, beginning of period .......................................................................................
$ 10.00
Net investment income
(b)
...............................................................................................
0.03
Net realized and unrealized gain ..........................................................................................
0.31
Net increase from investment operations ...................................................................................... 0.34
Net asset value, end of period ............................................................................................ $ 10.34
Total Return
(c)
—
Based on net asset value ................................................................................................ 3.40%
(d)
Ratios to Average Net Assets
(e)
Total expenses .......................................................................................................
5.68%
(f) (g)
Total expenses after fees waived and/or reimbursed ..............................................................................
1.11%
(f)(g)
Net investment income .................................................................................................
2.97%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 103
Portfolio turnover rate ................................................................................................... 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 25.74% and 1.11%, respectively.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)

Financial Highlights
BlackRock
Emerging
Markets ex-
China Fund
Class K
Period from
03/29/23
(a)
to 04/30/23
Net asset value, beginning of period .......................................................................................
$ 10.00
Net investment income
(b)
...............................................................................................
0.03
Net realized and unrealized gain ..........................................................................................
0.32
Net increase from investment operations ...................................................................................... 0.35
Net asset value, end of period ............................................................................................ $ 10.35
Total Return
(c)
—
Based on net asset value ................................................................................................ 3.50%
(d)
Ratios to Average Net Assets
(e)
Total expenses .......................................................................................................
5.08%
(f) (g)
Total expenses after fees waived and/or reimbursed ..............................................................................
0.81%
(f)(g)
Net investment income .................................................................................................
3.27%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 4,966
Portfolio turnover rate ................................................................................................... 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 25.14% and 0.81%, respectively.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

BlackRock Global Impact Fund
Institutional
Year Ended
04/30/23
Year Ended
04/30/22
Period from
05/27/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................
$ 10.76  $ 15.27  $ 10.00
Net investment income (loss)
(b)
.............................................................
0.06  0.03  (0.02)
Net realized and unrealized gain (loss) ........................................................
(0.92) (3.66) 5.82
Net increase (decrease) from investment operations ................................................ (0.86) (3.63) 5.80
Distributions
(c)
– – –
From net investment income ..............................................................
(0.09) (0.10) (0.07)
From net realized gain ...................................................................
—  (0.78) (0.46)
Total distributions ....................................................................... (0.09) (0.88) (0.53)
Net asset value, end of period .............................................................. $ 9.81  $ 10.76  $ 15.27
Total Return
(d)
— — —
Based on net asset value .................................................................. (7.97)% (25.01)% 58.53%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................
0.94% 0.92% 0.98%
(g)(h)
Total expenses after fees waived and/or reimbursed ................................................
0.85% 0.85% 0.84%
(g)
Net investment income (loss) ...............................................................
0.56% 0.20% (0.14)%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 4,424  $ 28,252  $ 42,999
Portfolio turnover rate ..................................................................... 65% 114% 100%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.98%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Global Impact Fund
Investor A
Year Ended
04/30/23
Year Ended
04/30/22
Period from
05/27/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................
$ 10.76  $ 15.26  $ 10.00
Net investment income (loss)
(b)
.............................................................
0.02  (0.01) (0.02)
Net realized and unrealized gain (loss) ........................................................
(0.92) (3.65) 5.79
Net increase (decrease) from investment operations ................................................ (0.90) (3.66) 5.77
Distributions
(c)
– – –
From net investment income ..............................................................
(0.05) (0.07) (0.05)
From net realized gain ...................................................................
—  (0.77) (0.46)
Total distributions ....................................................................... (0.05) (0.84) (0.51)
Net asset value, end of period .............................................................. $ 9.81  $ 10.76  $ 15.26
Total Return
(d)
— — —
Based on net asset value .................................................................. (8.32)% (25.15)% 58.22%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................
1.26% 1.17% 1.27%
(g)(h)
Total expenses after fees waived and/or reimbursed ................................................
1.10% 1.10% 1.10%
(g)
Net investment income (loss) ...............................................................
0.25% (0.06)% (0.18)%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 218  $ 198  $ 272
Portfolio turnover rate ..................................................................... 65% 114% 100%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.28%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

BlackRock Global Impact Fund
Class K
Year Ended
04/30/23
Year Ended
04/30/22
Period from
05/27/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................
$ 10.77  $ 15.29  $ 10.00
Net investment income
(b)
.................................................................
0.06  0.04  0.04
Net realized and unrealized gain (loss) ........................................................
(0.91) (3.67) 5.78
Net increase (decrease) from investment operations ................................................ (0.85) (3.63) 5.82
Distributions
(c)
– – –
From net investment income ..............................................................
(0.13) (0.11) (0.07)
From net realized gain ...................................................................
—  (0.78) (0.46)
Total distributions ....................................................................... (0.13) (0.89) (0.53)
Net asset value, end of period .............................................................. $ 9.79  $ 10.77  $ 15.29
Total Return
(d)
— — —
Based on net asset value .................................................................. (7.90)% (24.97)% 58.75%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................
0.90% 0.82% 0.93%
(g)(h)
Total expenses after fees waived and/or reimbursed ................................................
0.75% 0.75% 0.75%
(g)
Net investment income ...................................................................
0.60% 0.32% 0.34%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 6,110  $ 6,718  $ 9,186
Portfolio turnover rate ..................................................................... 65% 114% 100%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.94%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock International Impact Fund
Institutional
Year Ended
04/30/23
Year Ended
04/30/22
Period from
06/30/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................
$ 8.62  $ 13.65  $ 10.00
Net investment income
(b)
.................................................................
0.10  0.08  0.05
Net realized and unrealized gain (loss) ........................................................
(1.03) (3.12) 4.04
Net increase (decrease) from investment operations ................................................ (0.93) (3.04) 4.09
Distributions
(c)
– – –
From net investment income ..............................................................
(0.08) (0.17) (0.08)
From net realized gain ...................................................................
—  (1.82) (0.36)
Total distributions ....................................................................... (0.08) (1.99) (0.44)
Net asset value, end of period .............................................................. $ 7.61  $ 8.62  $ 13.65
Total Return
(d)
— — —
Based on net asset value .................................................................. (10.73)% (25.68)% 41.25%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................
1.30% 1.33% 1.37%
(g)(h)
Total expenses after fees waived and/or reimbursed ................................................
0.85% 0.85% 0.85%
(g)
Net investment income ...................................................................
1.28% 0.74% 0.50%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 90  $ 102  $ 137
Portfolio turnover rate ..................................................................... 59% 85% 87%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.44%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

BlackRock International Impact Fund
Investor A
Year Ended
04/30/23
Year Ended
04/30/22
Period from
06/30/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................
$ 8.61  $ 13.63  $ 10.00
Net investment income
(b)
.................................................................
0.07  0.02  0.02
Net realized and unrealized gain (loss) ........................................................
(1.02) (3.07) 4.04
Net increase (decrease) from investment operations ................................................ (0.95) (3.05) 4.06
Distributions
(c)
– – –
From net investment income ..............................................................
(0.07) (0.16) (0.07)
From net realized gain ...................................................................
—  (1.81) (0.36)
Total distributions ....................................................................... (0.07) (1.97) (0.43)
Net asset value, end of period .............................................................. $ 7.59  $ 8.61  $ 13.63
Total Return
(d)
— — —
Based on net asset value .................................................................. (11.06)% (25.77)% 40.89%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................
1.56% 1.54% 1.63%
(g)(h)
Total expenses after fees waived and/or reimbursed ................................................
1.10% 1.10% 1.10%
(g)
Net investment income ...................................................................
0.91% 0.20% 0.23%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 169  $ 158  $ 169
Portfolio turnover rate ..................................................................... 59% 85% 87%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.71%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock International Impact Fund
Class K
Year Ended
04/30/23
Year Ended
04/30/22
Period from
06/30/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................
$ 8.62  $ 13.65  $ 10.00
Net investment income
(b)
.................................................................
0.11  0.09  0.06
Net realized and unrealized gain (loss) ........................................................
(1.03) (3.12) 4.04
Net increase (decrease) from investment operations ................................................ (0.92) (3.03) 4.10
Distributions
(c)
– – –
From net investment income ..............................................................
(0.10) (0.18) (0.09)
From net realized gain ...................................................................
—  (1.82) (0.36)
Total distributions ....................................................................... (0.10) (2.00) (0.45)
Net asset value, end of period .............................................................. $ 7.60  $ 8.62  $ 13.65
Total Return
(d)
— — —
Based on net asset value .................................................................. (10.67)% (25.60)% 41.32%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................
1.18% 1.23% 1.26%
(g)(h)
Total expenses after fees waived and/or reimbursed ................................................
0.75% 0.75% 0.75%
(g)
Net investment income ...................................................................
1.38% 0.84% 0.54%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 4,299  $ 5,854  $ 7,865
Portfolio turnover rate ..................................................................... 59% 85% 87%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.34%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

BlackRock Sustainable Advantage Emerging Markets
Equity Fund
Institutional
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................
$ 8.90  $ 12.30  $ 10.00
Net investment income
(b)
.................................................................
0.20  0.16  0.04
Net realized and unrealized gain (loss) ........................................................
(0.78) (2.37) 2.31
Net increase (decrease) from investment operations ................................................ (0.58) (2.21) 2.35
Distributions
(c)
– – –
From net investment income ..............................................................
(0.21) (0.14) (0.05)
From net realized gain ...................................................................
—  (1.05) —
Total distributions ....................................................................... (0.21) (1.19) (0.05)
Net asset value, end of period .............................................................. $ 8.11  $ 8.90  $ 12.30
Total Return
(d)
— — —
Based on net asset value .................................................................. (6.47)% (19.84)% 23.53%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................
5.40% 4.37% 3.70%
(g)(h)
Total expenses after fees waived and/or reimbursed ................................................
0.86% 0.86% 0.86%
(g)
Net investment income ...................................................................
2.44% 1.51% 0.47%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 102  $ 119  $ 125
Portfolio turnover rate ..................................................................... 139% 173% 147%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.30%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Advantage Emerging Markets
Equity Fund
Investor A
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................
$ 8.89  $ 12.29  $ 10.00
Net investment income
(b)
.................................................................
0.17  0.13  0.02
Net realized and unrealized gain (loss) ........................................................
(0.77) (2.36) 2.31
Net increase (decrease) from investment operations ................................................ (0.60) (2.23) 2.33
Distributions
(c)
– – –
From net investment income ..............................................................
(0.18) (0.12) (0.04)
From net realized gain ...................................................................
—  (1.05) —
Total distributions ....................................................................... (0.18) (1.17) (0.04)
Net asset value, end of period .............................................................. $ 8.11  $ 8.89  $ 12.29
Total Return
(d)
— — —
Based on net asset value .................................................................. (6.72)% (20.04)% 23.33%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................
5.57% 4.71% 3.92%
(g)(h)
Total expenses after fees waived and/or reimbursed ................................................
1.11% 1.11% 1.11%
(g)
Net investment income ...................................................................
2.07% 1.21% 0.31%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 208  $ 149  $ 138
Portfolio turnover rate ..................................................................... 139% 173% 147%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.52%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

BlackRock Sustainable Advantage Emerging Markets
Equity Fund
Class K
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................
$ 8.90  $ 12.30  $ 10.00
Net investment income
(b)
.................................................................
0.20  0.17  0.04
Net realized and unrealized gain (loss) ........................................................
(0.77) (2.37) 2.31
Net increase (decrease) from investment operations ................................................ (0.57) (2.20) 2.35
Distributions
(c)
– – –
From net investment income ..............................................................
(0.22) (0.15) (0.05)
From net realized gain ...................................................................
—  (1.05) —
Total distributions ....................................................................... (0.22) (1.20) (0.05)
Net asset value, end of period .............................................................. $ 8.11  $ 8.90  $ 12.30
Total Return
(d)
— — —
Based on net asset value .................................................................. (6.41)% (19.80)% 23.55%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................
5.18% 4.24% 3.39%
(g)(h)
Total expenses after fees waived and/or reimbursed ................................................
0.81% 0.81% 0.81%
(g)
Net investment income ...................................................................
2.42% 1.56% 0.52%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 9,847  $ 9,672  $ 12,056
Portfolio turnover rate ..................................................................... 139% 173% 147%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.00%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Advantage International Equity
Fund
Institutional
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ..........................................................
$ 9.64  $ 12.08  $ 10.00
Net investment income
(b)
..................................................................
0.24  0.23  0.13
Net realized and unrealized gain (loss) .........................................................
0.82  (1.16) 2.01
Net increase (decrease) from investment operations ................................................. 1.06  (0.93) 2.14
Distributions
(c)
– – –
From net investment income ...............................................................
(0.31) (0.27) (0.06)
From net realized gain ....................................................................
—  (1.24) (0.00)
(d)
Total distributions ........................................................................ (0.31) (1.51) (0.06)
Net asset value, end of period ............................................................... $ 10.39  $ 9.64  $ 12.08
Total Return
(e)
— — —
Based on net asset value ................................................................... 11.43% (9.13)% 21.53%
(f)
Ratios to Average Net Assets
(g)
Total expenses ..........................................................................
4.29% 3.72% 3.40%
(h)(i)
Total expenses after fees waived and/or reimbursed .................................................
0.50% 0.50% 0.50%
(h)
Net investment income ....................................................................
2.60% 2.04% 1.69%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................... $ 192  $ 174  $ 156
Portfolio turnover rate ...................................................................... 118% 116% 172%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.94%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

BlackRock Sustainable Advantage International Equity
Fund
Investor A
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ..........................................................
$ 9.63  $ 12.07  $ 10.00
Net investment income
(b)
..................................................................
0.22  0.21  0.11
Net realized and unrealized gain (loss) .........................................................
0.81  (1.16) 2.01
Net increase (decrease) from investment operations ................................................. 1.03  (0.95) 2.12
Distributions
(c)
– – –
From net investment income ...............................................................
(0.27) (0.25) (0.05)
From net realized gain ....................................................................
—  (1.24) (0.00)
(d)
Total distributions ........................................................................ (0.27) (1.49) (0.05)
Net asset value, end of period ............................................................... $ 10.39  $ 9.63  $ 12.07
Total Return
(e)
— — —
Based on net asset value ................................................................... 11.12% (9.32)% 21.33%
(f)
Ratios to Average Net Assets
(g)
Total expenses ..........................................................................
4.56% 4.02% 3.76%
(h)(i)
Total expenses after fees waived and/or reimbursed .................................................
0.75% 0.74% 0.75%
(h)
Net investment income ....................................................................
2.36% 1.85% 1.45%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................... $ 265  $ 204  $ 140
Portfolio turnover rate ...................................................................... 118% 116% 172%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.31%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Advantage International Equity
Fund
Class K
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ..........................................................
$ 9.65  $ 12.08  $ 10.00
Net investment income
(b)
..................................................................
0.25  0.24  0.13
Net realized and unrealized gain (loss) .........................................................
0.80  (1.16) 2.01
Net increase (decrease) from investment operations ................................................. 1.05  (0.92) 2.14
Distributions
(c)
– – –
From net investment income ...............................................................
(0.31) (0.27) (0.06)
From net realized gain ....................................................................
—  (1.24) (0.00)
(d)
Total distributions ........................................................................ (0.31) (1.51) (0.06)
Net asset value, end of period ............................................................... $ 10.39  $ 9.65  $ 12.08
Total Return
(e)
— — —
Based on net asset value ................................................................... 11.42% (9.00)% 21.55%
(f)
Ratios to Average Net Assets
(g)
Total expenses ..........................................................................
4.05% 3.64% 3.15%
(h)(i)
Total expenses after fees waived and/or reimbursed .................................................
0.45% 0.45% 0.45%
(h)
Net investment income ....................................................................
2.65% 2.10% 1.72%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................... $ 12,466  $ 10,770  $ 11,842
Portfolio turnover rate ...................................................................... 118% 116% 172%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.70%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Amount is less than 0.005%.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(i)
Annualized.
BlackRock Tactical Opportunities Fund
Institutional
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period ................
$ 14.05  $ 14.05  $ 13.59  $ 13.67  $ 15.44  $ 14.11
Net investment income
(a)
........................
0.15  0.05  0.05  0.06  0.19  0.14
Net realized and unrealized gain (loss) ...............
0.72  (0.05) 0.79  0.32  (0.57) 1.31
Net increase (decrease) from investment operations ....... 0.87  0.00  0.84  0.38  (0.38) 1.45
Distributions
(b)
– – – – – –
From net investment income .....................
—  —  (0.38) (0.46) (0.55) (0.12)
From net realized gain ..........................
(0.51) —  —  —  (0.84) —
Return of capital .............................. —  —  (0.00)
(c)
—  —  —
Total distributions .............................. (0.51) —  (0.38) (0.46) (1.39) (0.12)
Net asset value, end of period ..................... $ 14.41  $ 14.05  $ 14.05  $ 13.59  $ 13.67  $ 15.44
Total Return
(d)
— — — — — —
Based on net asset value ......................... 6.22% 0.00%
(e)
6.18% 2.79%
(f)
(2.43)% 10.36%
Ratios to Average Net Assets
(g)
Total expenses
(h)
...............................
0.84% 0.79% 0.81% 0.86%
(i)
0.80% 0.93%
Total expenses after fees waived and/or reimbursed .......
0.83% 0.79% 0.80% 0.85%
(i)
0.79% 0.89%
Net investment income ..........................
1.08% 0.33% 0.38% 0.77%
(i)
1.36% 0.94%
Supplemental Data
Net assets, end of period (000) ..................... $ 954,744  $ 672,822  $ 464,694  $ 289,127  $ 290,851  $ 220,711
Portfolio turnover rate ............................ 172% 110% 136% 167% 288% 265%
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Expense ratios ................................................ N/A   N/A   N/A   N/A   0.79% N/A
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(i)
Annualized.
(j)
Amount is less than 0.005%.
BlackRock Tactical Opportunities Fund
Service
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period ................
$ 13.94  $ 13.97  $ 13.54  $ 13.56  $ 15.33  $ 14.02
Net investment income
(a)
........................
0.12  0.00
(b)
0.01  0.04  0.16  0.10
Net realized and unrealized gain (loss) ...............
0.70  (0.03) 0.78  0.31  (0.58) 1.32
Net increase (decrease) from investment operations ....... 0.82  (0.03) 0.79  0.35  (0.42) 1.42
Distributions
(c)
– – – – – –
From net investment income .....................
—  —  (0.36) (0.37) (0.51) (0.11)
From net realized gain ..........................
(0.49) —  —  —  (0.84) —
Return of capital .............................. —  —  (0.00)
(d)
—  —  —
Total distributions .............................. (0.49) —  (0.36) (0.37) (1.35) (0.11)
Net asset value, end of period ..................... $ 14.27  $ 13.94  $ 13.97  $ 13.54  $ 13.56  $ 15.33
Total Return
(e)
— — — — — —
Based on net asset value ......................... 5.93% (0.21)% 5.86% 2.63%
(f)
(2.74)% 10.21%
Ratios to Average Net Assets
(g)
Total expenses
(h)
...............................
1.11% 1.06% 1.07% 1.16%
(i)
1.06% 1.22%
Total expenses after fees waived and/or reimbursed .......
1.10% 1.06% 1.06% 1.14%
(i)
1.06% 1.16%
Net investment income ..........................
0.82% 0.00%
(j)
0.08% 0.53%
(i)
1.14% 0.65%
Supplemental Data
Net assets, end of period (000) ..................... $ 1,053  $ 953  $ 1,972  $ 836  $ 767  $ 832
Portfolio turnover rate ............................ 172% 110% 136% 167% 288% 265%
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Expense ratios ................................................ N/A   N/A   N/A   N/A   1.04% N/A
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

BlackRock Tactical Opportunities Fund
Investor A
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period .................
$ 13.90  $ 13.93  $ 13.49  $ 13.54  $ 15.31  $ 14.02
Net investment income
(a)
.........................
0.10  0.00
(b)
0.01  0.04  0.14  0.09
Net realized and unrealized gain (loss) ................
0.71  (0.03) 0.77  0.32  (0.56) 1.31
Net increase (decrease) from investment operations ........ 0.81  (0.03) 0.78  0.36  (0.42) 1.40
Distributions
(c)
– – – – – –
From net investment income ......................
—  —  (0.34) (0.41) (0.51) (0.11)
From net realized gain ...........................
(0.48) —  —  —  (0.84) —
Return of capital ............................... —  —  (0.00)
(d)
—  —  —
Total distributions ............................... (0.48) —  (0.34) (0.41) (1.35) (0.11)
Net asset value, end of period ...................... $ 14.23  $ 13.90  $ 13.93  $ 13.49  $ 13.54  $ 15.31
Total Return
(e)
— — — — — —
Based on net asset value .......................... 5.86% (0.22)% 5.77% 2.70%
(f)
(2.77)% 10.06%
Ratios to Average Net Assets
(g)
Total expenses .................................
1.13% 1.08% 1.09% 1.15%
(h)
1.10%
(i)
1.21%
Total expenses after fees waived and/or reimbursed ........
1.13% 1.08% 1.09% 1.14%
(h)
1.09% 1.20%
Net investment income ...........................
0.75% 0.03% 0.09% 0.48%
(h)
1.01% 0.61%
Supplemental Data
Net assets, end of period (000) ...................... $ 192,584  $ 187,461  $ 202,884  $ 208,746  $ 218,634  $ 237,442
Portfolio turnover rate ............................. 172% 110% 136% 167% 288% 265%
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Tactical Opportunities Fund
Investor C
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period ................
$ 13.47  $ 13.60  $ 13.13  $ 13.14  $ 14.81  $ 13.64
Net investment income (loss)
(a)
....................
0.01  (0.10) (0.09) (0.02) 0.04  (0.01)
Net realized and unrealized gain (loss) ...............
0.68  (0.03) 0.75  0.31  (0.54) 1.27
Net increase (decrease) from investment operations ....... 0.69  (0.13) 0.66  0.29  (0.50) 1.26
Distributions
(b)
– – – – – –
From net investment income .....................
—  —  (0.19) (0.30) (0.33) (0.09)
From net realized gain ..........................
(0.42) —  —  —  (0.84) —
Return of capital .............................. —  —  (0.00)
(c)
—  —  —
Total distributions .............................. (0.42) —  (0.19) (0.30) (1.17) (0.09)
Net asset value, end of period ..................... $ 13.74  $ 13.47  $ 13.60  $ 13.13  $ 13.14  $ 14.81
Total Return
(d)
— — — — — —
Based on net asset value ......................... 5.19% (0.96)% 5.02% 2.21%
(e)
(3.45)% 9.27%
Ratios to Average Net Assets
(f)
Total expenses ................................
1.83% 1.83% 1.84% 1.86%
(g)
1.82%
(h)
1.89%
Total expenses after fees waived and/or reimbursed .......
1.83% 1.83% 1.84% 1.85%
(g)
1.81% 1.88%
Net investment income (loss) ......................
0.07% (0.72)% (0.65)% (0.24)%
(g)
0.26% (0.08)%
Supplemental Data
Net assets, end of period (000) ..................... $ 9,665  $ 7,478  $ 8,665  $ 13,187  $ 17,171  $ 31,022
Portfolio turnover rate ............................ 172% 110% 136% 167% 288% 265%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

BlackRock Tactical Opportunities Fund
Class K
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period .................
$ 14.04  $ 14.02  $ 13.57  $ 13.65  $ 15.43  $ 14.08
Net investment income
(a)
.........................
0.15  0.06  0.07  0.07  0.21  0.16
Net realized and unrealized gain (loss) ................
0.74  (0.04) 0.78  0.32  (0.57) 1.32
Net increase (decrease) from investment operations ........ 0.89  0.02  0.85  0.39  (0.36) 1.48
Distributions
(b)
– – – – – –
From net investment income ......................
—  —  (0.40) (0.47) (0.58) (0.13)
From net realized gain ...........................
(0.52) —  —  —  (0.84) —
Return of capital ............................... —  —  (0.00)
(c)
—  —  —
Total distributions ............................... (0.52) —  (0.40) (0.47) (1.42) (0.13)
Net asset value, end of period ...................... $ 14.41  $ 14.04  $ 14.02  $ 13.57  $ 13.65  $ 15.43
Total Return
(d)
— — — — — —
Based on net asset value .......................... 6.36% 0.14% 6.25% 2.93%
(e)
(2.34)% 10.57%
Ratios to Average Net Assets
(f)
Total expenses .................................
0.69% 0.66% 0.67% 0.72%
(g)
0.67%
(h)
0.76%
Total expenses after fees waived and/or reimbursed ........
0.68% 0.66% 0.66% 0.72%
(g)
0.67% 0.75%
Net investment income ...........................
1.05% 0.44% 0.49% 0.91%
(g)
1.51% 1.09%
Supplemental Data
Net assets, end of period (000) ...................... $ 337,297  $ 777,280  $ 779,750  $ 363,505  $ 366,664  $ 198,487
Portfolio turnover rate ............................. 172% 110% 136% 167% 288% 265%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock U.S. Impact Fund
Institutional
Year Ended
04/30/23
Year Ended
04/30/22
Period from
06/30/20
(a)
to 04/30/21
Net asset value, beginning of period ...........................................................
$ 8.68  $ 14.33  $ 10.00
Net investment income (loss)
(b)
...............................................................
0.00
(c)
(0.03) (0.03)
Net realized and unrealized gain (loss) ..........................................................
(0.45) (2.65) 5.33
Net increase (decrease) from investment operations .................................................. (0.45) (2.68) 5.30
Distributions
(d)
– – –
From net investment income ................................................................
(0.03) —  (0.00)
(e)
From net realized gain .....................................................................
—  (2.97) (0.97)
Total distributions ......................................................................... (0.03) (2.97) (0.97)
Net asset value, end of period ................................................................ $ 8.20  $ 8.68  $ 14.33
Total Return
(f)
— — —
Based on net asset value .................................................................... (5.19)% (22.94)% 54.03%
(g)
Ratios to Average Net Assets
(h)
Total expenses ...........................................................................
1.20% 1.37% 1.42%
(i)(j)
Total expenses after fees waived and/or reimbursed ..................................................
0.85% 0.86% 0.85%
(j)
Net investment income (loss) .................................................................
0.04% (0.22)% (0.28)%
(j)
Supplemental Data
Net assets, end of period (000) ................................................................ $ 112  $ 113  $ 143
Portfolio turnover rate ....................................................................... 79% 112% 98%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount is less than $0.005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.50%.
(j)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

BlackRock U.S. Impact Fund
Investor A
Year Ended
04/30/23
Year Ended
04/30/22
Period from
06/30/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................
$ 8.65  $ 14.31  $ 10.00
Net investment loss
(b)
...................................................................
(0.02) (0.08) (0.06)
Net realized and unrealized gain (loss) ........................................................
(0.45) (2.63) 5.33
Net increase (decrease) from investment operations ................................................ (0.47) (2.71) 5.27
Distributions
(c)
– – –
From net investment income ..............................................................
(0.01) —  —
From net realized gain ...................................................................
—  (2.95) (0.96)
Total distributions ....................................................................... (0.01) (2.95) (0.96)
Net asset value, end of period .............................................................. $ 8.17  $ 8.65  $ 14.31
Total Return
(d)
— — —
Based on net asset value .................................................................. (5.42)% (23.14)% 53.64%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................
1.45% 1.51% 1.68%
(g)(h)
Total expenses after fees waived and/or reimbursed ................................................
1.10% 1.10% 1.10%
(h)
Net investment loss ......................................................................
(0.21)% (0.76)% (0.58)%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 379  $ 282  $ 192
Portfolio turnover rate ..................................................................... 79% 112% 98%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.77%.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock U.S. Impact Fund
Class K
Year Ended
04/30/23
Year Ended
04/30/22
Period from
06/30/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................
$ 8.68  $ 14.33  $ 10.00
Net investment income (loss)
(b)
.............................................................
0.01  (0.01) (0.02)
Net realized and unrealized gain (loss) ........................................................
(0.44) (2.66) 5.33
Net increase (decrease) from investment operations ................................................ (0.43) (2.67) 5.31
Distributions
(c)
– – –
From net investment income ..............................................................
(0.05) —  (0.01)
From net realized gain ...................................................................
—  (2.98) (0.97)
Total distributions ....................................................................... (0.05) (2.98) (0.98)
Net asset value, end of period .............................................................. $ 8.20  $ 8.68  $ 14.33
Total Return
(d)
— — —
Based on net asset value .................................................................. (5.01)% (22.86)% 54.09%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................
1.10% 1.27% 1.32%
(g)(h)
Total expenses after fees waived and/or reimbursed ................................................
0.75% 0.75% 0.75%
(h)
Net investment income (loss) ...............................................................
0.14% (0.11)% (0.18)%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 5,015  $ 5,308  $ 6,881
Portfolio turnover rate ..................................................................... 79% 112% 98%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.40%.
(h)
Annualized.
See notes to financial statements.

Notes to Financial Statements
2023
BlackRock Annual Report to Shareholders

1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business  trust. The following , each of which is a series of the Trust,  are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Emerging Markets ex-China Fund ...................................... Emerging Markets ex-China Non-Diversified
BlackRock Global Impact Fund ............................................... Global Impact Non-Diversified
BlackRock International Impact Fund ........................................... International Impact Non-Diversified
BlackRock Sustainable Advantage Emerging Markets Equity Fund ........................ Sustainable Advantage Emerging Markets Equity Diversified
BlackRock Sustainable Advantage International Equity Fund ............................ Sustainable Advantage International Equity Diversified
BlackRock Tactical Opportunities Fund .......................................... Tactical Opportunities Diversified
BlackRock U.S. Impact Fund ................................................. U.S. Impact Non-Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charges (“CDSC”)
Conversion Privilege
Institutional, Service and Class K Shares ............................. No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)

Notes to Financial Statements
each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2023 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian and utilized its ability to temporarily borrow from that custodian for operational purposes. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S.
federal income tax regulations, which may differ from U.S. GAAP .
Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Funds were expensed by the Funds and reimbur sed by Manager. The Manager reimbursed the Funds following amounts, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services.  Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Fund Name Amounts Reimbursed
Emerging Markets ex-China ........................................................................................... $ 32,500

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of April 30, 2023, certain investments of Global Impact, Sustainable Advantage Emerging Markets Equity, Tactical Opportunities and U.S. Impact were fair valued using
NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)

Notes to Financial Statements
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any,  are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

As of period end, the following table is a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net
Amount
Global Impact
Citigroup Global Markets, Inc. ....................
$ 196,456
$ (196,456)
$ —
$ —
Morgan Stanley ..............................
10,612
(10,612)
—
—
$ 207,068
$ (207,068)
$ —
$ —
Sustainable Advantage Emerging Markets Equity
Barclays Capital, Inc. ..........................
$ 3,050
$ (3,050)
$ —
$ —
Tactical Opportunities
J.P. Morgan Securities LLC ......................
18,252
(18,252)
—
—
Morgan Stanley ..............................
2,489
(2,489)
—
—
$ 20,741
$ (20,741)
$ —
$ —
U.S. Impact
Citigroup Global Markets, Inc. ....................
82,784
(82,784)
—
—
J.P. Morgan Securities LLC ......................
18,571
(18,571)
—
—
Toronto-Dominion Bank ........................
10,149
(10,149)
—
—
$ 111,504
$ (111,504)
$ —
$ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

Notes to Financial Statements
(continued)

Notes to Financial Statements
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to Emerging Markets ex-China and Tactical Opportunities, the Manager entered into separate sub-advisory agreements with each of BlackRock International
Limited ("BIL"), BlackRock (Singapore) Limited (“BSL”) and BlackRock Asset Management North Asia Limited ("BAMNA") (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BAMNA for services they provide for that portion of Emerging Markets ex-China for which BIL and BAMNA, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Emerging Markets ex-China to the Manager. The Manager pays BSL and
BAMNA for services they provide for that portion of Tactical Opportunities for which BSL and BAMNA, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Tactical Opportunities to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant sha re class of each Fund as follows:
Investment Advisory Fees
Average Daily Net Assets
Emerging Markets
ex-China Global Impact
International
Impact
Sustainable
Advantage
Emerging
Markets Equity
Sustainable
Advantage
International
Equity U.S. Impact
First $1 billion .................................. 0.810% 0.650% 0.650% 0.800% 0.450% 0.650%
$1 billion - $3 billion .............................. 0.760 0.610 0.610 0.750 0.420 0.610
$3 billion - $5 billion .............................. 0.730 0.590 0.590 0.720 0.410 0.590
$5 billion - $10 billion ............................. 0.700 0.570 0.570 0.700 0.390 0.570
Greater than $10 billion ............................ 0.690 0.550 0.550 0.680 0.380 0.550
Investment
Advisory Fees
Average Daily Net Assets
Tactical
Opportunities
First $1 billion ......................................................................................................... 0.550%
$1 billion - $2 billion ..................................................................................................... 0.500
$2 billion - $3 billion ..................................................................................................... 0.475
Greater than $3 billion ................................................................................................... 0.450
Share Class Service Fees Distribution Fees
Service .................................................................................................. 0.25% —%
Investor A ................................................................................................. 0.25 —
Investor C ................................................................................................. 0.25 0.75

Notes to Financial Statements
(continued)

Notes to Financial Statements
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the period ended April 30, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of Emerging Markets Ex-China, Sustainable Advantage Emerging Markets Equity, Sustainable Advantage International Equity and
Tactical Opportunities, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services.
For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund.
The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes of Emerging Markets ex-China, Sustainable Advantage Emerging Markets Equity, Sustainable Advantage
International Equity and Tactical Opportunities an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
The Trust, on behalf of Global Impact, International Impact and U.S. Impact, entered into an Administration Agreement with the Manager, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). The Manager has agreed to bear all of the Funds' ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. The Manager is entitled to receive for these administrative services an annual fee based on the average daily net assets of each Fund as follows:
For the period ended April 30, 2023, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the period ended April 30, 2023, Tactical Opportunities paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name Service Investor A Investor C Total
Emerging Markets ex-China .............................................................. $ — $ 22 $ — $ 22
Global Impact ........................................................................ — 464 — 464
International Impact .................................................................... — 418 — 418
Sustainable Advantage Emerging Markets Equity ................................................ — 485 — 485
Sustainable Advantage International Equity .................................................... — 522 — 522
Tactical Opportunities ................................................................... 2,187 468,295 85,444 555,926
U.S. Impact .......................................................................... — 919 — 919
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Institutional ............................................................................................................. 0.20%
Investor A .............................................................................................................. 0.20
Class K ............................................................................................................... 0.10
Fund Name Institutional Service Investor A Investor C Class K Total
Emerging Markets ex-China .............................................. $ 2 $ — $ 2 $ — $ 86 $ 90
Global Impact ........................................................ 28,243 — 371 — 6,135 34,749
International Impact .................................................... 180 — 334 — 4,840 5,354
Sustainable Advantage Emerging Markets Equity ................................ 21 — 39 — 1,859 1,919
Sustainable Advantage International Equity .................................... 34 — 42 — 2,142 2,218
Tactical Opportunities ................................................... 156,580 175 37,464 1,709 110,812 306,740
U.S. Impact .......................................................... 217 — 735 — 5,029 5,981
Fund Name Institutional
Tactical Opportunities ....................................................................................................... $ 172,295

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the period ended April 30, 2023, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the period ended April 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  period ended  April 30, 2023 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A
Shares as follows:
For the period ended April 30, 2023, affiliates received CDSCs as follows:
Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024 (June 30, 2025 for Emerging Markets ex-China). The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the period ended April 30, 2023, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024 (June 30, 2025 for Emerging Markets ex-China).
The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the period ended April 30, 2023, the Manager waived $397 in investment advisory fees with respect to Sustainable Advantage Emerging Markets Equity pursuant to these arrangements.
With respect to Emerging Markets ex-China, Sustainable Advantage Emerging Markets Equity, Sustainable Advantage International Equity and Tactical Opportunities, the
Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name Institutional Service Investor A Investor C Class K Total
Sustainable Advantage Emerging Markets Equity ................................ $ 65 $ — $ 106 $ — $ 43 $ 214
Sustainable Advantage International Equity .................................... 146 — 156 — 42 344
Tactical Opportunities ................................................... 2,806 176 115,369 3,082 1,928 123,361
Fund Name Institutional Service Investor A Investor C Class K Total
Emerging Markets ex-China .............................................. $ 32 $ — $ 32 $ — $ 32 $ 96
Sustainable Advantage Emerging Markets Equity ................................ 205 — 388 — 111 704
Sustainable Advantage International Equity .................................... 42 9 — 52 8 — 102 1,059
Tactical Opportunities ................................................... 1,143,291 1,440 354,114 11,805 38,857 1,549,507
Fund Name Other Fees
Global Impact ........................................................................................................... $ 3
Tactical Opportunities ...................................................................................................... 4,560
U.S. Impact ............................................................................................................. 102
Fund Name Investor A Investor C
Tactical Opportunities ........................................................................................... $ 526 $ 120
Fund Name Amounts Waived
Emerging Markets ex-China ............................................................................................. $ 2 2
Global Impact ....................................................................................................... 125
International Impact ................................................................................................... 81
Sustainable Advantage Emerging Markets Equity ............................................................................... 19 6
Sustainable Advantage International Equity ................................................................................... 177
Tactical Opportunities .................................................................................................. 64,874
U.S. Impact ......................................................................................................... 132
Fund Name Institutional Service Investor A Investor C Class K
Emerging Markets ex-China ................................................... 0.86% N/A 1.11% N/A 0.81%
Sustainable Advantage Emerging Markets Equity ..................................... 0.86 N/A 1.11 N/A 0.81
Sustainable Advantage International Equity ......................................... 0.50 N/A 0.75 N/A 0.45
Tactical Opportunities ........................................................ 0.89 1.17% 1.37 2.14% 0.84

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024 for Sustainable Advantage Emerging Markets Equity
and Sustainable Advantage International Equity and through June 30, 2025 for Emerging Markets ex-China, unless approved by the Board, including a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the period ended April 30, 2023, the amounts included in fees waived and/
or reimbursed by the Manager in the Statements of Operations were as follows:
The following Funds also had a waiver of administration fees, which are included in Administration fees waived in the Statements of Operations. For the period ended April
30, 2023, the amounts were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the period ended April 30, 2023, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective March 30, 2030, the repayment arrangement between Emerging Markets ex-China and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under Emerging Markets ex-China's contractual caps on net expenses will be terminated.
Fund Name
Fees waived
and/or
Reimbursed
by the
Manager
Emerging Markets ex-China ................................................................................................... $ 76, 303
Sustainable Advantage Emerging Markets Equity ..................................................................................... 41 2 , 168
Sustainable Advantage International Equity ......................................................................................... 39 1 , 857
Emerging Markets ex-China ................................................................................................... $ 191
Sustainable Advantage Emerging Markets Equity ..................................................................................... 4,077
Sustainable Advantage International Equity ......................................................................................... 4,713
Fund Name/Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Emerging Markets ex-China
Institutional .................................................................................... $ 2 $ 28
Investor A ..................................................................................... 2 27
Class K ...................................................................................... 86 32
$ 90 $ 87
Sustainable Advantage Emerging Markets Equity
Institutional .................................................................................... 14 160
Investor A ..................................................................................... 39 291
Class K ...................................................................................... 1,859 111
$ 1,912 $ 562
Sustainable Advantage International Equity
Institutional .................................................................................... 34 344
Investor A ..................................................................................... 42 424
Class K ...................................................................................... 2,142 102
$ 2,218 $ 870
Tactical Opportunities
Institutional .................................................................................... 43,800 20,839
Service ...................................................................................... 10 53
$ 43,810 $ 20,892

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

As of April 30, 2023, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
With respect to Global Impact, International Impact and U.S. Impact, the fees and expenses of the Funds' Independent Trustees, counsel to the Independent Trustees and the Funds' independent registered public accounting firm (together the "Independent Expenses") are paid directly by the Funds. The Manager has contractually agreed to reimburse the Funds or provide an offsetting credit against the investment advisory fees paid by the Funds in an amount equal to these independent expenses through June
30, 2033. Such contractual arrangements may not be terminated prior to July 1, 2033 without the consent of the Board. For the period ended April 30, 2023, the amounts reimbursed were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Tactical Opportunities and U.S. Impact retain 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Tactical Opportunities and U.S. Impact, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Pursuant to the current securities lending agreement, Emerging Markets ex-China, Global Impact, International Impact, Sustainable Advantage Emerging Markets Equity and
Sustainable Advantage International Equity retain 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Emerging Markets ex-China, Global Impact, International Impact, Sustainable Advantage Emerging Markets Equity and Sustainable
Advantage International Equity, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the period ended
April 30, 2023, each Fund paid BIM the following amounts for securities lending agent services:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund (except for Emerging Markets ex-China) is currently permitted to borrow and lend under the Interfund Lending Program. Emerging Markets ex-
China is currently permitted to borrow under the Interfund Lending Program.
Expiring April 30,
Emerging Markets ex-China 2025
Fund Level ......................................................................................................... $ 76,494
Institutional ......................................................................................................... 30
Investor A .......................................................................................................... 29
Class K ........................................................................................................... 118
Global Impact ............................................................................................................... $ 21 , 823
International Impact ........................................................................................................... 21 , 757
U.S. Impact ................................................................................................................. 19 , 126
Fund Name Amounts
Global Impact ........................................................................................................... $ 43
International Impact ....................................................................................................... 675
Sustainable Advantage Emerging Markets Equity ................................................................................... 104
Sustainable Advantage International Equity ....................................................................................... 11
Tactical Opportunities ...................................................................................................... 7,875
U.S. Impact ............................................................................................................. 65

Notes to Financial Statements
(continued)

Notes to Financial Statements
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended April 30, 2023, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the period ended April 30, 2023, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the period ended April 30, 2023, purchases and sales of investments, including paydowns, and excluding short-term securities, were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to non-deductible expenses and distributions paid in excess of taxable income were reclassified to the following accounts:
Fund Name Purchases Sales
Net Realized
Gain (Loss)
Tactical Opportunities ................................................................... $ 35,389,510 $ 123,192,605 $ (5,996,019)
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Emerging Markets ex-China .............................................. $ — $ — $ 4,791,509 $ 162,338
Global Impact ........................................................ — — 13,454,529 35,474,622
International Impact .................................................... — — 2,963,240 3,928,216
Sustainable Advantage Emerging Markets Equity ................................ — — 13,979,612 12,998,029
Sustainable Advantage International Equity .................................... — — 13,699,704 12,910,980
Tactical Opportunities ................................................... 184,712,335 261,732,994 1,685,569,079 1,728,691,016
U.S. Impact .......................................................... — — 4,389,270 4,295,743
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
Emerging Markets ex-China ................................................................... $ (881) $ 881
U.S. Impact ............................................................................... (3,231) 3,231

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

The tax character of distributions paid was as follows:
As of April 30, 2023, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency contracts, the accounting for swap agreements, the characterization of corporate actions, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the timing and recognition of partnership income.
(c)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
As of April 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fund Name
Year Ended
04/30/23
Year Ended
04/30/22
Global Impact
Ordinary income ........................................................................................... $ 233,161 $ 2,626,144
Long-term capital gains ...................................................................................... — 749,685
$ 233,161 $ 3,375,829
International Impact
Ordinary income ........................................................................................... $ 60,536 $ 1,141,105
Long-term capital gains ...................................................................................... — 99,466
$ 60,536 $ 1,240,571
Sustainable Advantage Emerging Markets Equity
Ordinary income ........................................................................................... $ 256,483 $ 1,055,209
Long-term capital gains ...................................................................................... — 156,271
$ 256,483 $ 1,211,480
Sustainable Advantage International Equity
Ordinary income ........................................................................................... $ 367,291 $ 1,499,888
Long-term capital gains ...................................................................................... — 77,259
$ 367,291 $ 1,577,147
Tactical Opportunities
Ordinary income ........................................................................................... $ 45,247,973 $ —
$ 45,247,973 $ —
U.S. Impact
Ordinary income ........................................................................................... $ 28,520 $ 1,171,293
Long-term capital gains ...................................................................................... — 442,772
$ 28,520 $ 1,614,065
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified
Late-Year
Losses
(c)
Total
Emerging Markets ex-China ................................. $ 30,433 $ — $ 143,294 $ — $ 173,727
Global Impact ........................................... — (13,713,737) 303,903 (90,190) (13,500,024)
International Impact ....................................... 10,659 (1,718,696) (302,648) — (2,010,685)
Sustainable Advantage Emerging Markets Equity ................... 78,065 (1,510,749) (735,902) — (2,168,586)
Sustainable Advantage International Equity ....................... 173,068 (1,049,538) 1,228,423 — 351,953
Tactical Opportunities ...................................... 71,099,854 — 71,685,123 (103,274,846) 39,510,131
U.S. Impact ............................................. — (1,693,056) 249,253 (28,189) (1,471,992)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Emerging Markets ex-China .......................................... $ 4,980,496 $ 223,072 $ (79,689) $ 143,383
Global Impact .................................................... 10,669,082 1,254,499 (951,426) 303,073
International Impact ................................................ 4,850,844 349,754 (652,440) (302,686)
Sustainable Advantage Emerging Markets Equity ............................ 10,870,201 315,288 (1,052,234) (736,946)
Sustainable Advantage International Equity ................................ 11,691,542 1,523,612 (294,548) 1,229,064
Tactical Opportunities .............................................. 1,186,770,413 309,635,735 (124,428,061) 185,207,674
U.S. Impact ..................................................... 5,392,150 531,891 (283,349) 248,542

Notes to Financial Statements
(continued)

Notes to Financial Statements
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the period ended April 30, 2023, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.
Certain Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Fund invests.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the
Funds’ investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)

Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Period from
03/29/23
(a)
to 04/30/23
Fund Name/Share Class
Shares Amount
Emerging Markets ex-China
Institutional
Shares sold ........................................................................... 10,001 $ 100,010
Shares redeemed .......................................................................
(1) (10)
10,000 $ 100,000
Investor A
Shares sold ........................................................................... 10,001 $ 100,010
Shares redeemed .......................................................................
(1) (10)
10,000 $ 100,000
Class K
Shares sold ........................................................................... 480,001 $ 4,800,010
Shares redeemed .......................................................................
(1) (10)
480,000 $ 4,800,000
500,000 $ 5,000,000
d
Year Ended
04/30/23
Year Ended
04/30/22
Fund Name/Share Class
Shares Amount Shares Amount
Global Impact
Institutional
Shares sold ..........................................
29,838 $ 295,002 1,241,785 $ 16,146,124
Shares issued in reinvestment of distributions .....................
14,055 137,152 193,332 2,672,730
Shares redeemed ......................................
(2,217,348) (22,114,890) (1,625,595) (20,063,396)
(2,173,455) $ (21,682,736) (190,478) $ (1,244,542)
Investor A
Shares sold ..........................................
3,779 $ 36,999 2,218 $ 32,292
Shares issued in reinvestment of distributions .....................
48 463 844 11,948
Shares redeemed ......................................
(20) (193) (2,446) (30,311)
3,807 $ 37,269 616 $ 13,929
Class K
Shares issued in reinvestment of distributions .....................
1,679 $ 16,345 22,605 327,332
Shares redeemed ......................................
(1,058) (11,004) (1) (15)
621 $ 5,341 22,604 $ 327,317
(2,169,027) $ (21,640,126) (167,258) $ (903,296)
International Impact
Institutional
Shares sold ..........................................
1 $ — 6,125 $ 72,999
Shares issued in reinvestment of distributions .....................
— 2 1,771 20,559
Shares redeemed ......................................
— — (6,125) (73,000)
1 $ 2 1,771 $ 20,558
Investor A
Shares sold ..........................................
3,854 $ 31,975 7,105 $ 84,098
Shares issued in reinvestment of distributions .....................
93 698 2,560 29,376
Shares redeemed ......................................
(7) (56) (3,725) (34,505)
3,940 $ 32,617 5,940 $ 78,969
Class K
Shares sold ..........................................
263 $ 1,943 — $ —
Shares issued in reinvestment of distributions .....................
227 1,717 102,614 1,190,614
Shares redeemed ......................................
(113,471) (852,162) — —
(112,981) $ (848,502) 102,614 $ 1,190,614
(109,040) $ (815,883) 110,325 $ 1,290,141

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

d
Year Ended
04/30/23
Year Ended
04/30/22
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable Advantage Emerging Markets Equity
Institutional
Shares sold ..........................................
803 $ 6,485 1,974 $ 23,233
Shares issued in reinvestment of distributions .....................
65 523 1,254 13,987
Shares redeemed ......................................
(1,600) (12,520) (22) (241)
(732) $ (5,512) 3,206 $ 36,979
Investor A
Shares sold ..........................................
9,306 $ 77,173 4,677 $ 49,140
Shares issued in reinvestment of distributions .....................
307 2,459 1,212 13,504
Shares redeemed ......................................
(727) (6,043) (332) (3,561)
8,886 $ 73,589 5,557 $ 59,083
Class K
Shares sold ..........................................
143,621 $ 1,123,622 1,969 $ 20,553
Shares issued in reinvestment of distributions .....................
1,776 14,227 106,167 1,183,989
Shares redeemed ......................................
(18,036) (147,957) (1,969) (20,673)
127,361 $ 989,892 106,167 $ 1,183,869
135,515 $ 1,057,969 114,930 $ 1,279,931
Sustainable Advantage International Equity
Institutional
Shares sold ..........................................
130 $ 1,200 3,031 $ 36,699
Shares issued in reinvestment of distributions .....................
229 2,082 2,200 24,721
Shares redeemed ......................................
— — (45) (478)
359 $ 3,282 5,186 $ 60,942
Investor A
Shares sold ..........................................
4,505 $ 43,740 7,797 $ 85,901
Shares issued in reinvestment of distributions .....................
294 2,676 1,800 20,157
Shares redeemed ......................................
(490) (4,451) (29) (320)
4,309 $ 41,965 9,568 $ 105,738
Class K
Shares sold ..........................................
153,885 $ 1,477,858 — $ —
Shares issued in reinvestment of distributions .....................
688 6,428 136,348 1,532,258
Shares redeemed ......................................
(70,715) (687,781) — —
83,858 $ 796,505 136,348 $ 1,532,258
88,526 $ 841,752 151,102 $ 1,698,938
Tactical Opportunities
Institutional
Shares sold ..........................................
40,236,146 $ 568,757,943 30,252,481 $ 423,172,681
Shares issued in reinvestment of distributions .....................
1,683,135 23,967,839 — —
Shares redeemed ......................................
(23,557,103) (333,506,609) (15,458,607) (215,869,878)
18,362,178 $ 259,219,173 14,793,874 $ 207,302,803
Service
Shares sold ..........................................
49,972 $ 707,676 18,849 $ 262,355
Shares issued in reinvestment of distributions .....................
2,666 37,621 — —
Shares redeemed ......................................
(47,214) (656,407) (91,577) (1,276,661)
5,424 $ 88,890 (72,728) $ (1,014,306)
Investor A
Shares sold and automatic conversion of shares ....................
1,462,693 $ 20,513,292 670,082 $ 9,277,789
Shares issued in reinvestment of distributions .....................
435,362 6,129,901 — —
Shares redeemed ......................................
(1,856,561) (25,990,685) (1,744,623) (24,165,827)
41,494 $ 652,508 (1,074,541) $ (14,888,038)
Investor C
Shares sold ..........................................
239,082 $ 3,230,962 63,731 $ 862,927
Shares issued in reinvestment of distributions .....................
20,187 274,938 — —
Shares redeemed and automatic conversion of shares ................
(110,841) (1,499,100) (145,553) (1,963,817)
148,428 $ 2,006,800 (81,822) $ (1,100,890)
Class K
Shares sold ..........................................
7,189,864 $ 102,210,770 15,341,154 $ 214,130,089
Shares issued in reinvestment of distributions .....................
420,847 5,988,651 — —
Shares redeemed ......................................
(39,564,360) (562,893,616) (15,612,283) (217,869,238)
(31,953,649) $ (454,694,195) (271,129) $ (3,739,149)

Notes to Financial Statements
(continued)

Notes to Financial Statements
(a)
Commencement of operations.
As of April 30, 2023, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:
On May 23, 2023, the Board approved a proposal to close International Impact and U.S. Impact to purchases and thereafter to liquidate each Fund. Accordingly, effective on
August 24, 2023, each Fund will no longer accept purchase orders. On or about August 31, 2023 (the “Liquidation Date”), each Fund’s assets will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the NAV per share and each Fund will then be terminated.
d
Year Ended
04/30/23
Year Ended
04/30/22
Fund Name/Share Class
Shares Amount Shares Amount
(13,396,125) $ (192,726,824) 13,293,654 $ 186,560,420
U.S. Impact
Institutional
Shares sold ..........................................
837 $ 6,680 17,527 $ 227,071
Shares issued in reinvestment of distributions .....................
1 8 2,759 31,728
Shares redeemed ......................................
(220) (1,801) (17,309) (224,146)
618 $ 4,887 2,977 $ 34,653
Investor A
Shares sold ..........................................
17,807 $ 147,898 27,537 $ 331,513
Shares issued in reinvestment of distributions .....................
46 377 6,437 71,225
Shares redeemed ......................................
(4,178) (35,538) (14,780) (139,873)
13,675 $ 112,737 19,194 $ 262,865
Class K
Shares sold ..........................................
477 $ 3,903 125 $ 1,240
Shares issued in reinvestment of distributions .....................
2 13 131,290 1,511,112
479 $ 3,916 131,415 $ 1,512,352
14,772 $ 121,540 153,586 $ 1,809,870
Institutional Investor A Class K
Emerging Markets ex-China .......................................................................... 10,000 10,000 480,000
Global Impact .................................................................................... 10,305 10,296 494,726
International Impact ................................................................................ 11,769 11,751 565,493
Sustainable Advantage Emerging Markets Equity ............................................................ 11,079 11,055 1,086,167
Sustainable Advantage International Equity ................................................................ 11,387 11,365 1,116,348
Tactical Opportunities ............................................................................... — — 211,736
U.S. Impact ...................................................................................... 12,722 12,714 611,277

Report of Independent Registered Public Accounting Firm
2023
BlackRock Annual Report to Shareholders

To the Shareholders of BlackRock Emerging Markets ex-China Fund, BlackRock Global Impact Fund, BlackRock International Impact Fund, BlackRock Sustainable
Advantage Emerging Markets Equity Fund, BlackRock Sustainable Advantage International Equity Fund, BlackRock Tactical Opportunities Fund, and BlackRock U.S. Impact
Fund and the Board of Trustees of BlackRock Funds
SM
:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Emerging Markets ex-China Fund, BlackRock Global Impact Fund, BlackRock
International Impact Fund, BlackRock Sustainable Advantage Emerging Markets Equity Fund, BlackRock Sustainable Advantage International Equity Fund, BlackRock
Tactical Opportunities Fund, and BlackRock U.S. Impact Fund of BlackRock Funds
SM
(the “Funds”), including the schedules of investments, as of April 30, 2023, the related statements of operations, statements of changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of April 30, 2023, and the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund Statements of Operations Statements of Changes in Net
Assets
Financial Highlights
BlackRock Emerging Markets ex-China Fund For the period from March
29, 2023 (commencement of
operations) through April 30,
2023
For the period from March
29, 2023 (commencement of
operations) through April 30,
2023
For the period from March
29, 2023 (commencement of
operations) through April 30,
2023
BlackRock Global Impact Fund For the year ended April 30,
2023
For each of the two years in the
period ended April 30, 2023
For each of the two years in
the period ended April 30, 2023
and for the period from May
27, 2020 (commencement of
operations) through April 30,
2021
BlackRock International Impact Fund and
BlackRock U.S. Impact Fund
For the year ended April 30,
2023
For each of the two years in the
period ended April 30, 2023
For each of the two years in
the period ended April 30, 2023
and for the period from June
30, 2020 (commencement of
operations) through April 30,
2021
BlackRock Sustainable Advantage Emerging
Markets Equity Fund and BlackRock Sustainable
Advantage International Equity Fund
For the year ended April 30,
2023
For each of the two years in the
period ended April 30, 2023
For each of the two years in
the period ended April 30, 2023
and for the period from August
18, 2020 (commencement of
operations) through April 30,
2021
BlackRock Tactical Opportunities Fund For the year ended April 30,
2023
For each of the two years in the
period ended April 30, 2023
For each of the three years in
the period ended April 30, 2023,
for the period from October 1,
2019 through April 30, 2020,
and for each of the two years
in the period ended September
30, 2019

Report of Independent Registered Public Accounting Firm
(continued)

Report of Independent Registered Public Accounting Firm
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2023, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
June 22, 2023
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information
(unaudited)
2023
BlackRock Annual Report to Shareholders

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2023:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended April 30, 2023:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
April 30, 2023:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended April 30, 2023 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended April 30, 2023:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended April 30, 2023:
Fund Name
Qualified Dividend
Income
Emerging Markets ex-China ........................................................................................... $ 17,672
Global Impact ..................................................................................................... 283,247
International Impact ................................................................................................. 106,592
Sustainable Advantage Emerging Markets Equity ............................................................................. 217,066
Sustainable Advantage International Equity ................................................................................. 368,103
Tactical Opportunities ................................................................................................ 4,202,915
U.S. Impact ....................................................................................................... 37,169
Fund Name
Foreign Source
Income Earned
Foreign
Taxes Paid
Emerging Markets ex-China ........................................................................ $ 14,916 $ 223
Global Impact .................................................................................. 94,558 34,170
International Impact .............................................................................. 68,489 11,946
Sustainable Advantage Emerging Markets Equity .......................................................... 265,959 34,882
Sustainable Advantage International Equity .............................................................. 368,103 48,247
Fund Name Federal Obligation Interest
Emerging Markets ex-China ........................................................................................... $ 378
Tactical Opportunities ................................................................................................ 4,362,750
Fund Name
Dividends-Received
Deduction
Global Impact ....................................................................................................... 32.29%
Tactical Opportunities .................................................................................................. 1.39
U.S. Impact ......................................................................................................... 100.00
Fund Name Interest Dividends
Sustainable Advantage Emerging Markets Equity ............................................................................. $ 5,667
Sustainable Advantage International Equity ................................................................................. 6,281
Tactical Opportunities ................................................................................................ 6,166,441
U.S. Impact ....................................................................................................... 711
Fund Name
Interest-Related
Dividends
Qualified Short-Term
Capital Gain
Emerging Markets ex-China ........................................................................ $ 1,370 $ —
International Impact .............................................................................. 2,503 —
Sustainable Advantage Emerging Markets Equity .......................................................... 5,686 —
Sustainable Advantage International Equity .............................................................. 6,281 —
Tactical Opportunities ............................................................................. — 45,247,973
U.S. Impact .................................................................................... 711 —

Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on February 22-24, 2023 (the
“Organizational Meeting”) to consider the approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock Emerging
Markets ex-China Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Fund’s investment advisor. The Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Trust is required to consider the initial approval of the Agreement.
The Board members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board
Members”). In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by
BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services;
oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Organizational Meeting, the Board received and reviewed materials relating to its consideration of the proposed Agreement. The Board considered all factors it believed relevant with respect to the Fund, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of the Fund as compared with a peer group of funds and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the existence and sharing of potential economies of scale; (e)
any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.
In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Organizational Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior
Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the
Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet the Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters.
The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund. The Board considered that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates will provide the Fund with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing

Disclosure of Investment Advisory Agreement
(continued)
2023
BlackRock Annual Report to Shareholders

analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii)
performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.
B. The Investment Performance of the Fund and BlackRock
The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated
Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board noted that the Fund’s contractual management fee rate ranked in the second quartile, and that the estimated actual management fee rate and estimated total expense ratio would each rank in first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.
As the Fund had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
The Board Members present at the Organizational Meeting, including the Independent Board Members, unanimously approved the Agreement between the
Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Disclosure of Investment Sub-Advisory Agreements

Disclosure of Investment Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on February 22-24, 2023 (the
“Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “BIL Sub-Advisory Agreement”) between BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor, and BlackRock International Limited (“BIL”) and the proposed sub-advisory agreement (the “BAMNAL Sub-Advisory Agreement”) between the Manager and BlackRock Asset Management North Asia Limited (“BAMNAL”), each with respect to BlackRock Emerging Markets ex-China Fund (the “Fund”), a series of the Trust. BIL and BAMNAL are referred to herein individually as a “Sub-Adviser” or collectively as the “Sub-Advisers.” The BIL Sub-Advisory Agreement and the BAMNAL
Sub-Advisory Agreement are referred to herein individually as a “Sub-Advisory Agreement” or collectively as the “Sub-Advisory Agreements.”
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), at the Meeting, the Board reviewed materials relating to its consideration of the Sub-Advisory Agreements. The Board Members who are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). At the Meeting, the Board also considered the initial approval of the proposed investment advisory agreement (the “Advisory
Agreement”) between the Trust and the Manager, on behalf of the Fund. At the Meeting, the Board, including the Independent Board Members, unanimously approved the Advisory Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Advisory Agreement. A discussion of the basis for the Board’s approval of the Advisory Agreement at the Meeting is included in the annual shareholder report for the Fund for the period ended April
30, 2023. The factors considered by the Board at the Meeting in connection with the approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the Meeting with respect to approval of the Advisory Agreement.
Following discussion, the Board, including the Independent Board Members, unanimously approved the Sub-Advisory Agreements between the Manager and each Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including a majority of the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory
Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Statement Regarding Liquidity Risk Management Program
2023
BlackRock Annual Report to Shareholders

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds
SM
(the “Trust”) has adopted and implemented
a liquidity risk management program (the “Program”) for BlackRock Emerging Markets ex-China Fund, BlackRock Global Impact Fund, BlackRock International Impact Fund,
BlackRock Sustainable Advantage Emerging Markets Equity Fund, BlackRock Sustainable Advantage International Equity Fund, BlackRock Tactical Opportunities Fund and
BlackRock U.S. Impact Fund (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 8-9, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s
Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the
Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Trustee and Officer Information

Trustee and Officer Information
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Mark Stalnecker
1951
Chair of the Board
(Since 2019)
and Trustee
(Since 2015)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
28 RICs consisting of 166 Portfolios None
Susan J. Carter
1956
Trustee
(Since 2016)
Trustee, Financial Accounting Foundation from 2017 to
2021; Advisory Board Member, Center for Private Equity and
Entrepreneurship at Tuck School of Business from 1997 to 2021;
Director, Pacific Pension Institute from 2014 to 2018; Senior
Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in
2015; Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory
Board Member, Girls Who Invest from 2015 to 2018 and Board
Member thereof from 2018 to 2022; Advisory Board Member,
Bridges Fund Management since 2016; Practitioner Advisory
Board Member, Private Capital Research Institute ("PCRI") since
2017; Lecturer in the Practice of Management, Yale School of
Management since 2019; Advisor to Finance Committee, Altman
Foundation since 2020; Investment Committee Member, Tostan
since 2021; Member of the President's Counsel, Commonfund
since 2023.
28 RICs consisting of 166 Portfolios None
Collette Chilton
1958
Trustee
(Since 2015)
Chief Investment Officer, Williams College since 2006; Chief
Investment Officer, Lucent Asset Management Corporation from
1998 to 2006; Director, Boys and Girls Club of Boston since
2017; Director, B1 Capital since 2018; Director, David and Lucile
Packard Foundation since 2020.
28 RICs consisting of 166 Portfolios None
Neil A. Cotty
1954
Trustee
(Since 2016)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
28 RICs consisting of 166 Portfolios None
Lena G. Goldberg
1949
Trustee
(Since 2019)
Director, Pioneer Legal Institute since 2023; Director, Charles
Stark Draper Laboratory, Inc. from 2013 to 2021; Senior Lecturer,
Harvard Business School from 2008 to 2021; FMR LLC/Fidelity
Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President - Strategic
Corporate Initiatives and Executive Vice President and General
Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.
28 RICs consisting of 166 Portfolios None
Henry R. Keizer
1956
Trustee
(Since 2019)
Director, Park Indemnity Ltd. (captive insurer) from 2010 to 2022. 28 RICs consisting of 166 Portfolios GrafTech International Ltd.
(materials manufacturing);
Sealed Air Corp.
(packaging); WABCO
(commercial vehicle
safety systems) from 2015
to 2020; Hertz Global
Holdings (car rental) from
2015 to 2021.
Cynthia A. Montgomery
1952
Trustee
(Since 2007)
Professor, Harvard Business School since 1989. 28 RICs consisting of 166 Portfolios None

Trustee and Officer Information
(continued)
2023
BlackRock Annual Report to Shareholders

Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Donald C. Opatrny
1952
Trustee
(Since 2019)
Chair of the Board of Phoenix Art Museum since 2022 and
Trustee thereof since 2018; Chair of the Investment Committee of The Arizona Community Foundation since 2022 and trustee
thereof since 2020; Director, Athena Capital Advisors LLC
(investment management firm) from 2013 to 2020; Trustee,
Vice Chair, Member of the Executive Committee and Chair of
the Investment Committee, Cornell University from 2004 to
2019; President and Trustee, the Center for the Arts, Jackson
Hole from 2011 to 2018; Member of the Board and Investment
Committee, University School from 2007 to 2018; Member of
Affordable Housing Supply Board of Jackson, Wyoming since
2017; Member, Investment Funds Committee, State of Wyoming
since 2017; Trustee, Artstor (a Mellon Foundation affiliate) from
2010 to 2015; Member of the Investment Committee, Mellon
Foundation from 2009 to 2015; President, Trustee and Member
of the Investment Committee, The Aldrich Contemporary Art
Museum from 2007 to 2014; Trustee and Chair of the Investment
Committee, Community Foundation of Jackson Hole since 2014.
28 RICs consisting of 166 Portfolios None
Kenneth L. Urish
1951
Trustee
(Since 2007)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman of
the Professional Ethics Committee of the Pennsylvania Institute
of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
2001, Emeritus since 2022; Principal, UP Strategic Wealth
Investment Advisors, LLC since 2013; Trustee, The Holy Family
Institute from 2001 to 2010; President and Trustee, Pittsburgh
Catholic Publishing Associates from 2003 to 2008; Director, Inter-
Tel from 2006 to 2007; Member, Advisory Board, ESG Competent
Boards since 2020.
28 RICs consisting of 166 Portfolios None
Claire A. Walton
1957
Trustee
(Since 2016)
Advisory Board Member, Grossman School of Business at the
University of Vermont since 2023; Advisory Board Member,
Scientific Financial Systems since 2022; General Partner of Neon
Liberty Capital Management, LLC since 2003; Chief Operating
Officer and Chief Financial Officer of Liberty Square Asset
Management, LP from 1998 to 2015; Director, Boston Hedge
Fund Group from 2009 to 2018; Director, Massachusetts Council on Economic Education from 2013 to 2015; Director, Woodstock
Ski Runners from 2013 to 2022.
28 RICs consisting of 166 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)

Trustee and Officer Information
Interested Trustees
(a)(d)
(a)
The address of each Trustee is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001.
(b)
Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of
Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Cynthia A. Montgomery, 1994; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016;
Donald C. Opatrny, 2015.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Robert Fairbairn
1965
Trustee
(Since 2018)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
98 RICs consisting of 266 Portfolios None
John M. Perlowski
(e)
1964
Trustee
(Since 2015);
President
(Since 2018)
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
100 RICs consisting of 268 Portfolios None

Trustee and Officer Information
(continued)
2023
BlackRock Annual Report to Shareholders

Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Roland Villacorta
1971
Vice President
(Since 2022)
Managing Director of BlackRock, Inc. since 2022; Head of Global Cash Management and Head of Securities Lending
within BlackRock's Portfolio Management Group since 2022; Member of BlackRock's Global Operating Committee since
2022; Head of Portfolio Management in BlackRock's Financial Markets Advisory Group within BlackRock Solutions from
2008 to 2015; Co-Head of BlackRock Solutions' Portfolio Analytics Group; previously Mr. Villacorta was Co-Head of Fixed
Income within BlackRock's Risk & Quantitative Analysis Group.
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective December 31, 2022, Joseph P. Platt retired as a Trustee of the Trust.

Additional Information

Additional Information
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2023
BlackRock Annual Report to Shareholders

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock Asset Management North Asia Limited
(a)(b)
Hong Kong
BlackRock (Singapore) Limited
(a)
079912 Singapore
BlackRock International Limited
(b)
Edinburgh, EH3 8JB, United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Tactical Opportunities Fund.
(b)
For BlackRock Emerging Markets Ex-China Fund.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR A merican Depositary Receipts
BA Canadian Bankers Acceptances
BBR Australian Bank Bill Rate
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CNREPOFIX_CFXS China Fixing Repo Rates
CVR Contingent Value Rights
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
KOSPI Korea Composite Stock Price Index
LIBOR London Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NVDR Non-Voting Depository Receipts
OMX Stockholm Nordic Exchange
OTC Over-the-counter
PCL Public Company Limited
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
SARON Swiss Average Rate Overnight
S&P Standard & Poor's
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
TELBOR01 Tel Aviv Interbank Offered Rate
THOR Thailand Overnight Repo Rate
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
ESGIMPTO-4/23-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Emerging Markets ex-China Fund	$31,824	N/A	$0	N/A	$16,300	N/A	$0	N/A
BlackRock Global Impact Fund	$22,950	$22,032	$44	$0	$18,700	$15,700	$0	$0
BlackRock International Impact Fund	$22,950	$22,032	$44	$0	$18,700	$16,000	$0	$0
BlackRock Sustainable Advantage Emerging Markets Equity Fund	$31,212	$29,988	$4,044	$0	$18,700	$15,700	$218	$213
BlackRock Sustainable Advantage International Equity Fund	$31,212	$29,988	$4,044	$0	$18,700	$15,700	$218	$213
BlackRock Tactical Opportunities Portfolio	$57,222	$54,978	$44	$0	$29,000	$24,000	$218	$423
BlackRock U.S. Impact Fund	$22,950	$22,032	$44	$0	$17,700	$15,000	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees [3]	$2,154,000	$2,098,000

1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,154,000 and $2,098,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Emerging Markets ex-China Fund	$16,300	N/A
BlackRock Global Impact Fund	$18,744	$15,700
BlackRock International Impact Fund	$18,744	$16,000
BlackRock Sustainable Advantage Emerging Markets Equity Fund	$22,962	$15,913
BlackRock Sustainable Advantage International Equity Fund	$22,962	$15,913
BlackRock Tactical Opportunities Portfolio	$24,423	$24,200
BlackRock U.S. Impact Fund	$17,744	$15,000

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,154,000	$2,098,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable

               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act)
that occurred during the period covered by this report
that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

  <<section302>>
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
<<section906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds

Date: June 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds

Date: June 22, 2023

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: June 22, 2023